UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-09

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report
May 31, 2009

American Century Investments

Strategic Allocation: Conservative Fund

Strategic Allocation: Moderate Fund

Strategic Allocation: Aggressive Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended May 31, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy continued to struggle at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises and global recession that shook the capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, Global and Non-U.S. Equity and Asset Allocation funds managed by American Century Investments. The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Table of Contents

Market Perspective	2
Market Returns	2

Strategic Allocation: Conservative

Performance	3
Portfolio Commentary	5
Asset Allocation	7
Fund’s Top Five U.S. Stocks and Fund’s U.S. Bonds	7
Fund’s Top Five Foreign Stocks	7
Geographic Composition of Fund’s Foreign Stocks	7

Strategic Allocation: Moderate

Performance	8
Portfolio Commentary	10
Asset Allocation	12
Fund’s Top Five U.S. Stocks and Fund’s U.S. Bonds	12
Fund’s Top Five Foreign Stocks	12
Geographic Composition of Fund’s Foreign Stocks	12

Strategic Allocation: Aggressive

Performance	13
Portfolio Commentary	15
Asset Allocation	17
Fund’s Top Five U.S. Stocks and Fund’s U.S. Bonds	17
Fund’s Top Five Foreign Stocks	17
Geographic Composition of Fund’s Foreign Stocks	17

Shareholder Fee Examples	18

Financial Statements

Schedule of Investments	21
Statement of Assets and Liabilities	86
Statement of Operations	88
Statement of Changes in Net Assets	89
Notes to Financial Statements	91
Financial Highlights	104

Other Information

Additional Information	122
Index Definitions	123

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Enrique Chang, Chief Investment Officer, American Century Investments

Stocks Bounced Back from Rough 2008

The U.S. stock market endured significant volatility during the six months ended May 31, 2009, but finished the period with positive returns (see the table below). The market’s advance was driven by a dramatic shift in market sentiment as extreme pessimism regarding the economy and financial sector gave way to renewed optimism.

Stocks tumbled during the first half of the period as economic conditions continued to deteriorate. The U.S. economy shed 3.6 million jobs during the six months, boosting the unemployment rate to 9.4%—its highest level since 1983. In addition, a lack of liquidity in the credit markets led to growing losses and distressed balance sheets for many financial companies.

However, stocks staged a sharp rally in the last three months of the period, gaining more than 25% as investors grew more confident about the prospects for an economic recovery, as well as the federal government’s efforts to restore liquidity and prevent a collapse in the financial system.

Foreign Stocks Benefited from Weak Dollar

International equity markets also enjoyed positive results, benefiting from the same optimism that lifted U.S. stocks. However, foreign stocks outperformed domestic issues because of a weaker U.S. dollar, which declined versus many of the world’s major currencies. Emerging markets generated strong returns amid expectations of stronger exports in a global economic recovery. Among developed markets, Asia and the Pacific Rim performed well, while Japan posted more modest gains.

Bonds Also Advanced

The U.S. bond market advanced steadily for the six-month period, although market leadership changed abruptly. The deepening economic downturn, financial sector turmoil, and slumping stock market in late 2008 and early 2009 led investors to seek out the safety of high-quality bonds, boosting Treasury securities at the expense of corporate bonds. However, as early signs of stabilization in the economy emerged, corporate securities led the bond market higher, while Treasury bonds lagged.

Overall, corporate bonds produced the best returns for the six-month period. In particular, high-yield corporate bonds rebounded sharply after sizable declines in 2008. Treasury securities declined modestly as the government increased issuance to finance its fiscal stimulus efforts.

Market Returns
For the six months ended May 31, 2009*
U.S. Stocks		Foreign Stocks
Russell 1000 Index (large-cap)	5.73%	MSCI EAFE Index	15.10%
Russell Midcap Index	14.25%	MSCI EM Index	48.62%
Russell 2000 Index (small-cap)	7.02%	*Total returns for periods less than one year are not annualized.
U.S. Bonds
Citigroup Broad Investment-Grade Bond Index	4.28%
Citigroup High-Yield Market Index	35.20%

Performance

Strategic Allocation: Conservative

Total Returns as of May 31, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	5.41%	-13.02%	2.43%	3.69%	5.09%	2/15/96
S&P 500 Index(2)	4.05%	-32.57%	-1.90%	-1.71%	4.58%(3)	—
Citigroup US Broad
Investment-Grade Bond Index	4.28%	6.49%	5.36%	6.05%	6.21%(3)	—
90-Day U.S. Treasury
Bill Index(2)	0.08%	0.70%	2.91%	2.98%	3.47%(3)	—
Institutional Class	5.74%	-12.66%	2.68%	—	3.25%	8/1/00
A Class(4)						10/2/96
No sales charge*	5.28%	-13.24%	2.18%	3.45%	4.82%
With sales charge*	-0.71%	-18.16%	0.99%	2.84%	4.33%
B Class						9/30/04
No sales charge*	5.13%	-13.73%	—	—	1.28%
With sales charge*	0.13%	-17.73%	—	—	0.87%
C Class						9/30/04
No sales charge*	5.13%	-13.73%	—	—	1.27%
With sales charge*	4.13%	-13.73%	—	—	1.27%
R Class	5.39%	-13.29%	—	—	1.01%	3/31/05
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

One-Year Returns Over 10 Years
Periods ended May 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	8.88%	6.32%	0.13%	1.25%	8.57%	7.01%	5.25%	12.79%	2.07%	-13.02%
S&P 500 Index	10.48%	-10.55%	-13.85%	-8.06%	18.33%	8.24%	8.64%	22.79%	-6.70%	-32.57%
Citigroup US Broad
Investment-Grade
Bond Index	2.01%	13.21%	8.06%	11.54%	-0.39%	7.03%	-0.46%	6.70%	7.26%	6.49%
90-Day U.S.
Treasury Bill Index	5.29%	5.44%	2.30%	1.39%	0.94%	2.05%	3.84%	4.88%	3.13%	0.70%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class		A Class		B Class		C Class		R Class
1.00%	0.80%		1.25%		2.00%		2.00%		1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Strategic Allocation: Conservative

Portfolio Managers: Enrique Chang, Jeff Tyler, and Irina Torelli

Performance Summary

Strategic Allocation: Conservative returned 5.41%* for the six months ended May 31, 2009. The fund’s performance reflected positive results among all asset classes—domestic stocks, foreign stocks, bonds, and cash-equivalent investments.

Throughout the six-month period, Strategic Allocation: Conservative’s neutral asset mix was 45% stocks, 45% bonds, and 10% cash-equivalent investments. However, effective June 1, 2009, the portfolio’s neutral asset mix will change to 45% stocks, 47% bonds, and 8% cash-equivalent investments. The portfolio’s actual asset weightings may vary based on short-term tactical adjustments and fluctuating securities prices.

Tactical Positioning

For most of the period, we maintained the same tactical allocation for the portfolio that has been in place for the past few years—a modest overweight position in bonds and a matching underweight position in stocks, representing a relatively conservative position for the portfolio. This proved advantageous early in the period when stocks declined and bonds advanced.

More recently, however, the strong rally in the stock market caused the portfolio to move from an underweight to an overweight in stocks. But rather than rebalance back to our defensive underweight in the portfolio’s equity component, we shifted to a neutral position. This positioning reflects our view that much of the fear has been removed from the market, but it is also indicative of our uncertainty regarding the overall economic and financial environment.

Bonds Fared Well

We remained overweight in bonds for much of the six-month period. An underweight position in Treasury bonds hurt results early in the period amid a flight to quality, but it paid off later as Treasury securities lagged. In addition, overweight positions in areas of the market that typically have relatively low volatility—including high-quality municipal bonds and commercial mortgage-backed securities—also added value as these segments of the bond market outperformed during the period.

The portfolio’s corporate bond holdings produced mixed results. We were underweight this sector throughout the period, which detracted from performance as corporate securities were the best performers in the bond market. However, security selection was a positive factor thanks to an underweight in financials and an overweight in defensive sectors such as health care and consumer staples.

At the end of the period, we added a meaningful position in Treasury inflation-protected securities (TIPS), comprising approximately 16% of the portfolio’s fixed-income position as of May 31, 2009. This change reflects our conviction that the enormous amount of fiscal stimulus and accommodative monetary policy in the U.S. has significantly raised the risk of higher inflation.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Strategic Allocation: Conservative

U.S. Stocks Contributed Positively

The portfolio’s overall underweight in stocks aided performance early in the period as stocks slumped. In addition, allowing the equity component to naturally expand to an overweight position during the strong stock market rally in the last half of the period added value to results. Another positive factor was maintaining our overweight position in growth-oriented stocks during the period. Growth shares outpaced value issues by a wide margin across all market capitalizations during the six-month period.

On the downside, stock selection detracted from performance overall, most notably among our mid-cap growth holdings. The exceptions were the value components; in particular, our large-cap value holdings performed well against the major large-cap value indices.

Foreign Stocks Added Value

The portfolio maintained a neutral position in foreign stocks throughout the six-month period. International equity markets generated better returns than domestic stocks as the U.S. dollar weakened versus most foreign currencies.

Stock selection contributed favorably to performance in the international segment of the portfolio. Strong results from holdings in Canada and China provided the biggest lift to performance during the period.

Outlook

The severe decline in stocks in the last half of 2008 and early 2009 was driven by fear and panic about a potential collapse in the financial system and a global economic downturn that could rival the Great Depression. The recent stock market rally represented an easing of these concerns, but we are still a long way from a full financial and economic recovery. While the rate of decline in many segments of the economy—such as employment and housing—has been slowing, they are still declining. Furthermore, the savings rate in the U.S. recently hit a 15-year high at a time when the economy needs a shot in the arm from increased consumer spending.

As a result, we plan to maintain our focus on high-quality securities across all asset classes. We remain concerned about a heightened risk of inflation going forward, which is why we have established a notable position in TIPS. In addition to inflation protection, TIPS provide further diversification and possess return dynamics that differ from all other asset classes in the portfolio.

Management Changes

Portfolio manager Jeff Tyler, who has managed the Strategic Allocation: Conservative Fund since its inception in 1996, is retiring after a distinguished 28-year investment career. To replace Mr. Tyler, who will no longer be managing the fund as of June 30, 2009, Scott Wittman joined the fund’s portfolio management team on June 1, 2009. Mr. Wittman came to American Century Investments from Munder Capital Management, and he brings 25 years of industry experience and expertise across a diverse array of asset classes. In addition, chief investment officer Enrique Chang joined the management team in January 2009.

Strategic Allocation: Conservative

Asset Allocation as of May 31, 2009
		% of net assets
U.S. Bonds		42.8%
U.S. Stocks & Futures		35.4%
Foreign Stocks(1)		11.0%
Money Market Securities		7.5%
Foreign Bonds		1.4%
Other Assets & Liabilities		1.9%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

Fund’s Top Five U.S. Stocks as of May 31, 2009
	% of fund’s U.S. stocks	% of net assets
Exxon Mobil Corp.	4.1%	1.4%
AT&T, Inc.	2.5%	0.9%
JPMorgan Chase & Co.	2.5%	0.9%
General Electric Co.	2.2%	0.8%
Johnson & Johnson	2.2%	0.8%

Fund’s U.S. Bonds as of May 31, 2009
		% of fund’s U.S. bonds
U.S. Government Agency Mortgage-Backed Securities		32.8%
U.S. Treasury Securities		22.2%
Corporate Bonds		19.5%
Municipal Securities		10.4%
U.S. Government Agency Securities and Equivalents		9.1%
Commercial Mortgage-Backed Securities		3.6%
Collateralized Mortgage Obligations		1.7%
Asset-Backed Securities		0.7%

Fund’s Top Five Foreign Stocks as of May 31, 2009
	% of fund’s foreign stocks	% of net assets
Total SA	2.8%	0.3%
Royal Dutch Shell plc ADR	2.7%	0.3%
BG Group plc	1.7%	0.2%
Research In Motion Ltd.	1.7%	0.2%
Nestle SA	1.6%	0.2%

Geographic Composition of Fund’s Foreign Stocks as of May 31, 2009
		% of fund’s foreign stocks
Europe		71.2%
Asia/Pacific		19.5%
Americas (excluding U.S.)		9.3%

Performance

Strategic Allocation: Moderate

Total Returns as of May 31, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	7.89%	-21.05%	2.37%	3.73%	5.73%	2/15/96
S&P 500 Index(2)	4.05%	-32.57%	-1.90%	-1.71%	4.58%(3)	—
Citigroup US Broad
Investment-Grade Bond Index	4.28%	6.49%	5.36%	6.05%	6.21%(3)	—
90-Day U.S. Treasury
Bill Index(2)	0.08%	0.70%	2.91%	2.98%	3.47%(3)	—
Institutional Class	7.99%	-20.89%	2.57%	—	2.26%	8/1/00
A Class(4)						10/2/96
No sales charge*	7.77%	-21.28%	2.11%	3.47%	5.25%
With sales charge*	1.66%	-25.83%	0.91%	2.87%	4.75%
B Class						9/30/04
No sales charge*	7.37%	-21.87%	—	—	1.25%
With sales charge*	2.37%	-25.87%	—	—	0.84%
C Class						10/2/01
No sales charge*	7.35%	-21.83%	1.35%	—	2.80%
With sales charge*	6.35%	-21.83%	1.35%	—	2.80%
R Class	7.64%	-21.47%	1.87%	—	3.26%	8/29/03
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

One-Year Returns Over 10 Years
Periods ended May 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	18.70%	-0.51%	-3.38%	-1.83%	14.50%	8.41%	9.82%	17.21%	2.05%	-21.05%
S&P 500 Index	10.48%	-10.55%	-13.85%	-8.06%	18.33%	8.24%	8.64%	22.79%	-6.70%	-32.57%
Citigroup US Broad
Investment-Grade
Bond Index	2.01%	13.21%	8.06%	11.54%	-0.39%	7.03%	-0.46%	6.70%	7.26%	6.49%
90-Day U.S.
Treasury Bill Index	5.29%	5.44%	2.30%	1.39%	0.94%	2.05%	3.84%	4.88%	3.13%	0.70%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class		A Class		B Class		C Class		R Class
1.07%	0.87%		1.32%		2.07%		2.07%		1.57%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Strategic Allocation: Moderate

Portfolio Managers: Enrique Chang, Jeff Tyler, and Irina Torelli

Performance Summary

Strategic Allocation: Moderate returned 7.89%* for the six months ended May 31, 2009. The fund’s performance reflected positive results among all asset classes—domestic stocks, foreign stocks, bonds, and cash-equivalent investments.

Throughout the six-month period, Strategic Allocation: Moderate’s neutral asset mix was 63% stocks, 31% bonds, and 6% cash-equivalent investments. However, effective June 1, 2009, the portfolio’s neutral asset mix will change to 63% stocks, 32% bonds, and 5% cash-equivalent investments. The portfolio’s actual asset weightings may vary based on short-term tactical adjustments and fluctuating securities prices.

Tactical Positioning

For most of the period, we maintained the same tactical allocation for the portfolio that has been in place for the past few years—a modest overweight position in bonds and a matching underweight position in stocks, representing a relatively conservative position for the portfolio. This proved advantageous early in the period when stocks declined and bonds advanced.

More recently, however, the strong rally in the stock market caused the portfolio to move from an underweight to an overweight in stocks. But rather than rebalance back to our defensive underweight in the portfolio’s equity component, we shifted to a neutral position. This positioning reflects our view that much of the fear has been removed from the market, but it is also indicative of our uncertainty regarding the overall economic and financial environment.

U.S. Stocks Contributed Positively

The portfolio’s overall underweight in stocks aided performance early in the period as stocks slumped. In addition, allowing the equity component to naturally expand to an overweight position during the strong stock market rally in the last half of the period added value to results. Another positive factor was maintaining our overweight position in growth-oriented stocks during the period. Growth shares outpaced value issues by a wide margin across all market capitalizations during the six-month period.

On the downside, stock selection detracted from performance overall, most notably among our mid-cap growth holdings. The exceptions were the value components; in particular, our large-cap value holdings performed well against the major large-cap value indices.

Bonds Fared Well

We remained overweight in bonds for much of the six-month period. An underweight position in Treasury bonds hurt results early in the period amid a flight to quality, but it paid off later as Treasury securities lagged. In addition, overweight positions in areas of the market that typically have relatively low volatility—including high-quality municipal bonds and commercial mortgage-backed securities—also added value as these segments of the bond market outperformed during the period.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Strategic Allocation: Moderate

The portfolio’s corporate bond holdings produced mixed results. We were underweight this sector throughout the period, which detracted from performance as corporate securities were the best performers in the bond market. However, security selection was a positive factor thanks to an underweight in financials and an overweight in defensive sectors such as health care and consumer staples. Security selection among high-yield corporate bonds also contributed favorably to performance.

At the end of the period, we added a meaningful position in Treasury inflation-protected securities (TIPS), comprising approximately 16% of the portfolio’s fixed-income position as of May 31, 2009. This change reflects our conviction that the enormous amount of fiscal stimulus and accommodative monetary policy in the U.S. has significantly raised the risk of higher inflation.

Foreign Stocks Added Value

The portfolio maintained a neutral position in foreign stocks throughout the six-month period. International equity markets generated better returns than domestic stocks as the U.S. dollar weakened versus most foreign currencies.

Stock selection in the international segment of the portfolio produced mixed results. Strong results from holdings in Canada and Italy provided the biggest lift to performance during the period, but stock choices in emerging markets weighed on overall returns.

Outlook

The severe decline in stocks in the last half of 2008 and early 2009 was driven by fear and panic about a potential collapse in the financial system and a global economic downturn that could rival the Great Depression. The recent stock market rally represented an easing of these concerns, but we are still a long way from a full financial and economic recovery. While the rate of decline in many segments of the economy—such as employment and housing—has been slowing, they are still declining. Furthermore, the savings rate in the U.S. recently hit a 15-year high at a time when the economy needs a shot in the arm from increased consumer spending.

As a result, we plan to maintain our focus on high-quality securities across all asset classes. We remain concerned about a heightened risk of inflation going forward, which is why we have established a notable position in TIPS. In addition to inflation protection, TIPS provide further diversification and possess return dynamics that differ from all other asset classes in the portfolio.

Management Changes

Portfolio manager Jeff Tyler, who has managed the Strategic Allocation: Moderate Fund since its inception in 1996, is retiring after a distinguished 28-year investment career. To replace Mr. Tyler, who will no longer be managing the fund as of June 30, 2009, Scott Wittman joined the fund’s portfolio management team on June 1, 2009. Mr. Wittman came to American Century Investments from Munder Capital Management, and he brings 25 years of industry experience and expertise across a diverse array of asset classes. In addition, chief investment officer Enrique Chang joined the management team in January 2009.

Strategic Allocation: Moderate

Asset Allocation as of May 31, 2009
		% of net assets
U.S. Stocks & Futures		44.2%
U.S. Bonds		28.6%
Foreign Stocks(1)		19.6%
Money Market Securities		6.1%
Foreign Bonds		1.1%
Other Assets & Liabilities		0.4%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

Fund’s Top Five U.S. Stocks as of May 31, 2009
	% of fund’s U.S. stocks	% of net assets
Exxon Mobil Corp.	3.6%	1.6%
AT&T, Inc.	2.0%	0.9%
JPMorgan Chase & Co.	2.0%	0.9%
Johnson & Johnson	1.9%	0.8%
General Electric Co.	1.7%	0.8%

Fund’s U.S. Bonds as of May 31, 2009
		% of fund’s U.S. bonds
U.S. Government Agency Mortgage-Backed Securities		31.2%
Corporate Bonds		25.5%
U.S. Treasury Securities		20.7%
Municipal Securities		8.9%
U.S. Government Agency Securities and Equivalents		6.2%
Commercial Mortgage-Backed Securities		3.8%
Collateralized Mortgage Obligations		3.0%
Asset-Backed Securities		0.7%

Fund’s Top Five Foreign Stocks as of May 31, 2009
	% of fund’s foreign stocks	% of net assets
Vale SA Preference Shares	2.0%	0.4%
Petroleo Brasileiro SA ADR	1.8%	0.4%
Samsung Electronics Co. Ltd.	1.7%	0.3%
Total SA	1.5%	0.3%
Nestle SA	1.3%	0.3%

Geographic Composition of Fund’s Foreign Stocks as of May 31, 2009
		% of fund’s foreign stocks
Europe		44.4%
Asia/Pacific		36.6%
Americas (excluding U.S.)		15.0%
Africa		2.0%
Middle East		1.7%
Multi-National		0.3%

Performance

Strategic Allocation: Aggressive

Total Returns as of May 31, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	9.31%	-27.90%	1.86%	3.46%	5.73%	2/15/96
S&P 500 Index(2)	4.05%	-32.57%	-1.90%	-1.71%	4.58%(3)	—
Citigroup US Broad
Investment-Grade Bond Index	4.28%	6.49%	5.36%	6.05%	6.21%(3)	—
90-Day U.S. Treasury
Bill Index(2)	0.08%	0.70%	2.91%	2.98%	3.47%(3)	—
Institutional Class	9.30%	-27.72%	2.07%	—	0.93%	8/1/00
A Class(4)						10/2/96
No sales charge*	9.06%	-28.11%	1.58%	3.21%	5.17%
With sales charge*	2.83%	-32.25%	0.39%	2.60%	4.68%
B Class						9/30/04
No sales charge*	8.70%	-28.57%	—	—	0.80%
With sales charge*	3.70%	-32.57%	—	—	0.38%
C Class						11/27/01
No sales charge*	8.93%	-28.52%	0.87%	—	1.85%
With sales charge*	7.93%	-28.52%	0.87%	—	1.85%
R Class	9.04%	-28.26%	—	—	-0.39%	3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

One-Year Returns Over 10 Years
Periods ended May 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	29.16%	-5.55%	-6.64%	-5.19%	18.70%	9.04%	12.94%	20.31%	2.64%	-27.90%
S&P 500 Index	10.48%	-10.55%	-13.85%	-8.06%	18.33%	8.24%	8.64%	22.79%	-6.70%	-32.57%
Citigroup US Broad
Investment-Grade
Bond Index	2.01%	13.21%	8.06%	11.54%	-0.39%	7.03%	-0.46%	6.70%	7.26%	6.49%
90-Day U.S.
Treasury Bill Index	5.29%	5.44%	2.30%	1.39%	0.94%	2.05%	3.84%	4.88%	3.13%	0.70%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class		A Class		B Class		C Class		R Class
1.20%	1.00%		1.45%		2.20%		2.20%		1.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Strategic Allocation: Aggressive

Portfolio Managers: Enrique Chang, Jeff Tyler, and Irina Torelli

Performance Summary

Strategic Allocation: Aggressive returned 9.31%* for the six months ended May 31, 2009. The fund’s performance reflected positive results among all asset classes—domestic stocks, foreign stocks, bonds, and cash-equivalent investments.

Strategic Allocation: Aggressive’s neutral asset mix is 78% stocks, 20% bonds, and 2% cash-equivalent investments. The portfolio’s actual asset weightings may vary based on short-term tactical adjustments and fluctuating securities prices.

Tactical Positioning

For most of the period, we maintained the same tactical allocation for the portfolio that has been in place for the past few years—a modest overweight position in bonds and a matching underweight position in stocks, representing a relatively conservative position for the portfolio. This proved advantageous early in the period when stocks declined and bonds advanced.

More recently, however, the strong rally in the stock market caused the portfolio to move from an underweight to an overweight in stocks. But rather than rebalance back to our defensive underweight in the portfolio’s equity component, we shifted to a neutral position. This positioning reflects our view that much of the fear has been removed from the market, but it is also indicative of our uncertainty regarding the overall economic and financial environment.

U.S. Stocks Contributed Positively

The portfolio’s overall underweight in stocks aided performance early in the period as stocks slumped. In addition, allowing the equity component to naturally expand to an overweight position during the strong stock market rally in the last half of the period added value to results. Another positive factor was maintaining our overweight position in growth-oriented stocks during the period. Growth shares outpaced value issues by a wide margin across all market capitalizations during the six-month period.

On the downside, stock selection detracted from performance overall, most notably among our mid-cap growth holdings. The exceptions were the value components; in particular, our large-cap value holdings performed well against the major large-cap value indices.

Foreign Stocks Added Value

The portfolio maintained a neutral position in foreign stocks throughout the six-month period. International equity markets generated better returns than domestic stocks as the U.S. dollar weakened versus most foreign currencies.

Stock selection in the international segment of the portfolio produced mixed results. Strong results from holdings in Canada and Italy provided the biggest lift to performance during the period, but stock choices in emerging markets weighed on overall returns.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Strategic Allocation: Aggressive

Bonds Fared Well

We remained overweight in bonds for much of the six-month period. An underweight position in Treasury bonds hurt results early in the period amid a flight to quality, but it paid off later as Treasury securities lagged. In addition, overweight positions in areas of the market that typically have relatively low volatility—including high-quality municipal bonds and commercial mortgage-backed securities—also added value as these segments of the bond market outperformed during the period.

The portfolio’s corporate bond holdings produced mixed results. We were underweight this sector throughout the period, which detracted from performance as corporate securities were the best performers in the bond market. However, security selection was a positive factor thanks to an underweight in financials and an overweight in defensive sectors such as health care and consumer staples. Security selection among high-yield corporate bonds also contributed favorably to performance.

At the end of the period, we added a meaningful position in Treasury inflation-protected securities (TIPS), comprising approximately 10% of the portfolio’s fixed-income position as of May 31, 2009. This change reflects our conviction that the enormous amount of fiscal stimulus and accommodative monetary policy in the U.S. has significantly raised the risk of higher inflation.

Outlook

The severe decline in stocks in the last half of 2008 and early 2009 was driven by fear and panic about a potential collapse in the financial system and a global economic downturn that could rival the Great Depression. The recent stock market rally represented an easing of these concerns, but we are still a long way from a full financial and economic recovery. While the rate of decline in many segments of the economy—such as employment and housing—has been slowing, they are still declining. Furthermore, the savings rate in the U.S. recently hit a 15-year high at a time when the economy needs a shot in the arm from increased consumer spending.

As a result, we plan to maintain our focus on high-quality securities across all asset classes. We remain concerned about a heightened risk of inflation going forward, which is why we have established a notable position in TIPS. In addition to inflation protection, TIPS provide further diversification and possess return dynamics that differ from all other asset classes in the portfolio.

Management Changes

Portfolio manager Jeff Tyler, who has managed the Strategic Allocation: Aggressive Fund since its inception in 1996, is retiring after a distinguished 28-year investment career. To replace Mr. Tyler, who will no longer be managing the fund as of June 30, 2009, Scott Wittman joined the fund’s portfolio management team on June 1, 2009. Mr. Wittman came to American Century Investments from Munder Capital Management, and he brings 25 years of industry experience and expertise across a diverse array of asset classes. In addition, chief investment officer Enrique Chang joined the management team in January 2009.

Strategic Allocation: Aggressive

Asset Allocation as of May 31, 2009
		% of net assets
U.S. Stocks & Futures		52.1%
Foreign Stocks(1)		25.7%
U.S. Bonds		17.6%
Money Market Securities		3.7%
Foreign Bonds		0.8%
Other Assets & Liabilities		0.1%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

Fund’s Top Five U.S. Stocks as of May 31, 2009
	% of fund’s U.S. stocks	% of net assets
Exxon Mobil Corp.	2.8%	1.5%
Microsoft Corp.	1.8%	0.9%
International Business Machines Corp.	1.6%	0.8%
AT&T, Inc.	1.5%	0.8%
JPMorgan Chase & Co.	1.5%	0.8%

Fund’s U.S. Bonds as of May 31, 2009
		% of fund’s U.S. bonds
Corporate Bonds		37.4%
U.S. Government Agency Mortgage-Backed Securities		27.3%
U.S. Treasury Securities		15.9%
Municipal Securities		8.0%
Commercial Mortgage-Backed Securities		5.1%
U.S. Government Agency Securities and Equivalents		4.0%
Collateralized Mortgage Obligations		1.6%
Asset-Backed Securities		0.7%

Fund’s Top Five Foreign Stocks as of May 31, 2009
	% of fund’s foreign stocks	% of net assets
Vale SA Preference Shares	2.2%	0.6%
Petroleo Brasileiro SA ADR	1.9%	0.5%
Samsung Electronics Co. Ltd.	1.8%	0.5%
Nestle SA	1.4%	0.4%
Total SA	1.3%	0.3%

Geographic Composition of Fund’s Foreign Stocks as of May 31, 2009
		% of fund’s foreign stocks
Europe		43.3%
Asia/Pacific		37.1%
Americas (excluding U.S.)		15.5%
Africa		2.1%
Middle East		1.8%
Multi-National		0.2%

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	12/1/08	5/31/09	12/1/08 – 5/31/09	Expense Ratio*
Strategic Allocation: Conservative
Actual
Investor Class	$1,000	$1,054.10	$5.12	1.00%
Institutional Class	$1,000	$1,057.40	$4.10	0.80%
A Class	$1,000	$1,052.80	$6.40	1.25%
B Class	$1,000	$1,051.30	$10.23	2.00%
C Class	$1,000	$1,051.30	$10.23	2.00%
R Class	$1,000	$1,053.90	$7.68	1.50%
Hypothetical
Investor Class	$1,000	$1,019.95	$5.04	1.00%
Institutional Class	$1,000	$1,020.94	$4.03	0.80%
A Class	$1,000	$1,018.70	$6.29	1.25%
B Class	$1,000	$1,014.96	$10.05	2.00%
C Class	$1,000	$1,014.96	$10.05	2.00%
R Class	$1,000	$1,017.45	$7.54	1.50%
Strategic Allocation: Moderate
Actual
Investor Class	$1,000	$1,078.90	$5.60	1.08%
Institutional Class	$1,000	$1,079.90	$4.56	0.88%
A Class	$1,000	$1,077.70	$6.89	1.33%
B Class	$1,000	$1,073.70	$10.75	2.08%
C Class	$1,000	$1,073.50	$10.75	2.08%
R Class	$1,000	$1,076.40	$8.18	1.58%
Hypothetical
Investor Class	$1,000	$1,019.55	$5.44	1.08%
Institutional Class	$1,000	$1,020.54	$4.43	0.88%
A Class	$1,000	$1,018.30	$6.69	1.33%
B Class	$1,000	$1,014.56	$10.45	2.08%
C Class	$1,000	$1,014.56	$10.45	2.08%
R Class	$1,000	$1,017.05	$7.95	1.58%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	12/1/08	5/31/09	12/1/08 – 5/31/09	Expense Ratio*
Strategic Allocation: Aggressive
Actual
Investor Class	$1,000	$1,093.10	$6.31	1.21%
Institutional Class	$1,000	$1,093.00	$5.27	1.01%
A Class	$1,000	$1,090.60	$7.61	1.46%
B Class	$1,000	$1,087.00	$11.50	2.21%
C Class	$1,000	$1,089.30	$11.51	2.21%
R Class	$1,000	$1,090.40	$8.91	1.71%
Hypothetical
Investor Class	$1,000	$1,018.90	$6.09	1.21%
Institutional Class	$1,000	$1,019.90	$5.09	1.01%
A Class	$1,000	$1,017.65	$7.34	1.46%
B Class	$1,000	$1,013.91	$11.10	2.21%
C Class	$1,000	$1,013.91	$11.10	2.21%
R Class	$1,000	$1,016.40	$8.60	1.71%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments
Strategic Allocation: Conservative

MAY 31, 2009 (UNAUDITED)

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Common Stocks — 46.1%			Harley-Davidson, Inc.	6,900	$ 117,093
AEROSPACE & DEFENSE — 0.7%			Honda Motor Co. Ltd.	29,900	867,941
BAE Systems plc	46,960	$ 260,835	Toyota Motor Corp.	12,500	500,748
BE Aerospace, Inc.(1)	6,897	102,627			2,065,023
Boeing Co. (The)	1,700	76,245	BEVERAGES — 0.8%
General Dynamics Corp.	7,715	438,984	Anheuser-Busch InBev NV	16,720	590,968
Goodrich Corp.	6,356	308,520	Coca-Cola Co. (The)	50,038	2,459,868
Honeywell International, Inc.	12,072	400,308	Pepsi Bottling Group, Inc.	4,900	161,014
L-3 Communications			PepsiCo, Inc.	22,898	1,191,841
Holdings, Inc.	763	56,088			4,403,691
Northrop Grumman Corp.	26,401	1,257,216	BIOTECHNOLOGY — 0.7%
Precision Castparts Corp.	2,400	198,168	Alexion
			Pharmaceuticals, Inc.(1)	10,600	386,900
Raytheon Co.	13,922	621,617
			Amgen, Inc.(1)(4)	40,077	2,001,445
Rockwell Collins, Inc.	3,900	165,438
			Celgene Corp.(1)	4,246	179,351
		3,886,046
AIR FREIGHT & LOGISTICS — 0.2%			Cephalon, Inc.(1)	651	37,960
C.H. Robinson			CSL Ltd.	25,753	603,064
Worldwide, Inc.	3,514	178,581	Gilead Sciences, Inc.(1)	13,823	595,771
Expeditors International of			Isis Pharmaceuticals, Inc.(1)	2,113	29,160
Washington, Inc.	3,700	121,397	Myriad Genetics, Inc.(1)	2,900	104,864
FedEx Corp.	1,899	105,262			3,938,515
United Parcel Service, Inc.,			CAPITAL MARKETS — 1.6%
Class B	16,856	862,016
		1,267,256	AllianceBernstein Holding LP	19,956	380,760
AIRLINES — 0.1%			Ameriprise Financial, Inc.	23,086	697,197
			Bank of New York Mellon
Ryanair Holdings plc ADR(1)	9,440	274,893	Corp. (The)	36,693	1,019,332
Southwest Airlines Co.	35,848	241,615	BlackRock, Inc.	818	130,471
		516,508	Blackstone Group LP (The)	11,285	123,571
AUTO COMPONENTS — 0.3%			Credit Suisse Group AG	15,680	701,699
Autoliv, Inc.	7,782	216,184	Federated Investors, Inc.,
BorgWarner, Inc.	14,100	454,725	Class B	3,977	99,544
Cie Generale des			Goldman Sachs Group, Inc.
Etablissements Michelin,			(The)	12,316	1,780,524
Class B	5,870	357,012	Greenhill & Co., Inc.	1,000	73,500
Gentex Corp.	8,914	105,096	Janus Capital Group, Inc.	26,500	268,710
Magna International, Inc.,			Jefferies Group, Inc.(1)	9,200	198,996
Class A	2,734	88,664
NGK Insulators Ltd.	11,000	196,817	Julius Baer Holding AG	11,390	485,309
			Knight Capital Group, Inc.,
TRW Automotive			Class A(1)	5,033	86,618
Holdings Corp.(1)	10,803	96,363
WABCO Holdings, Inc.	7,337	124,582	Lazard Ltd., Class A	6,500	183,820
		1,639,443	Legg Mason, Inc.	12,811	246,996
AUTOMOBILES — 0.4%			Morgan Stanley	42,874	1,299,940
Bayerische Motoren			Northern Trust Corp.	6,491	374,206
Werke AG	7,880	284,002	Raymond James
Daimler AG	8,050	295,239	Financial, Inc.	3,798	60,388

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
State Street Corp.	2,535	$ 117,751	Regions Financial Corp.	25,217	$ 105,659
T. Rowe Price Group, Inc.	1,361	55,216	Royal Bank of Canada	350	14,077
TD Ameritrade Holding			Standard Chartered plc	25,870	528,365
Corp.(1)	8,400	143,136	Sumitomo Mitsui Financial
Waddell & Reed Financial,			Group, Inc.	4,500	174,181
Inc., Class A	6,000	146,400	Toronto-Dominion Bank
		8,674,084	(The)	3,922	199,669
CHEMICALS — 1.3%			U.S. Bancorp.	43,448	834,202
Agrium, Inc.	3,600	177,192	United Overseas Bank Ltd.	64,000	633,180
Air Liquide SA	4,750	441,852	Valley National Bancorp.	927	11,256
Air Products &			Wells Fargo & Co.	99,033	2,525,342
Chemicals, Inc.	871	56,423			9,628,476
BASF SE	7,670	323,902	COMMERCIAL SERVICES & SUPPLIES — 0.5%
Celanese Corp., Class A	29,400	602,994	Aggreko plc	25,570	243,599
CF Industries Holdings, Inc.	5,108	396,585	Avery Dennison Corp.	13,650	376,194
E.I. du Pont de			Pitney Bowes, Inc.	25,595	585,614
Nemours & Co.	33,658	958,243	R.R. Donnelley & Sons Co.	20,700	279,036
FMC Corp.	3,235	175,822	Republic Services, Inc.	8,103	184,667
International Flavors &
Fragrances, Inc.	6,142	195,930	Serco Group plc	58,680	383,786
K+S AG	4,467	332,614	Tetra Tech, Inc.(1)	5,500	141,185
Minerals Technologies, Inc.	881	34,465	Waste Management, Inc.	20,674	570,396
Monsanto Co.	6,658	546,955			2,764,477
Mosaic Co. (The)	9,200	503,240	COMMUNICATIONS EQUIPMENT — 0.9%
OM Group, Inc.(1)	1,732	45,898	Cisco Systems, Inc.(1)(4)	90,484	1,673,954
PPG Industries, Inc.	11,400	506,958	CommScope, Inc.(1)	3,409	89,452
Scotts Miracle-Gro Co.			Emulex Corp.(1)	1,015	11,155
(The), Class A	6,900	236,670	F5 Networks, Inc.(1)	7,776	246,966
Syngenta AG	3,187	775,859	Juniper Networks, Inc.(1)	7,100	175,583
Terra Industries, Inc.	9,881	274,593	Nokia Oyj	20,670	316,586
Wacker Chemie AG	1,630	204,037	Nokia Oyj ADR	7,564	115,729
		6,790,232	Plantronics, Inc.	2,149	38,338
COMMERCIAL BANKS — 1.8%			Polycom, Inc.(1)	2,744	47,499
Associated Banc-Corp.	13,367	193,420	QUALCOMM, Inc.	27,160	1,183,904
Banco Santander SA	61,500	663,054	Research In Motion Ltd.(1)	12,259	964,048
Bank of Montreal	1,785	71,561	Tellabs, Inc.(1)	14,594	80,997
Bank of Yokohama Ltd.					4,944,211
(The)	56,000	276,829
BNP Paribas	9,910	688,979	COMPUTERS & PERIPHERALS — 0.9%
			Apple, Inc.(1)(4)	11,795	1,601,879
Commerce Bancshares, Inc.	650	20,456
Commonwealth Bank of			Diebold, Inc.	13,719	339,134
Australia	18,600	528,659	EMC Corp.(1)	31,684	372,287
HSBC Holdings plc	71,208	650,316	Hewlett-Packard Co.	36,001	1,236,634
Intesa Sanpaolo SpA(1)	97,920	354,224	Lexmark International, Inc.,
			Class A(1)	7,377	120,540
National Bank of
Greece SA(1)	30,117	833,555	NCR Corp.(1)	6,445	69,219
PNC Financial Services			NetApp, Inc.(1)	12,900	251,550
Group, Inc.	7,058	321,492

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
QLogic Corp.(1)	2,003	$ 27,341	IntercontinentalExchange,
Seagate Technology	13,593	118,395	Inc.(1)	4,800	$ 517,392
Western Digital Corp.(1)	13,909	345,639	JPMorgan Chase & Co.	123,186	4,545,564
		4,482,618	McGraw-Hill Cos., Inc. (The)	12,248	368,542
CONSTRUCTION & ENGINEERING — 0.4%					7,744,931
AECOM Technology Corp.(1)	14,156	451,718	DIVERSIFIED TELECOMMUNICATION
			SERVICES — 1.6%
EMCOR Group, Inc.(1)	8,313	186,793
			AT&T, Inc.	187,815	4,655,934
Fluor Corp.	4,238	199,101	BCE, Inc.	7,724	176,518
Foster Wheeler AG(1)	2,737	72,586	CenturyTel, Inc.	3,300	101,805
Quanta Services, Inc.(1)	22,083	503,713	Embarq Corp.	4,806	201,948
Shaw Group, Inc. (The)(1)	7,361	200,219	Koninklijke KPN NV	40,180	528,602
URS Corp.(1)	6,012	289,057	Telefonica SA	23,890	516,061
		1,903,187	Verizon
CONSTRUCTION MATERIALS — 0.1%			Communications, Inc.	70,071	2,050,277
CRH plc	22,566	534,468	Windstream Corp.	790	6,644
CONSUMER FINANCE — 0.1%					8,237,789
American Express Co.	14,000	347,900	ELECTRIC UTILITIES — 0.7%
Capital One Financial Corp.	3,910	95,560	American Electric Power
Discover Financial Services	3,842	36,730	Co., Inc.	4,101	108,020
		480,190	Entergy Corp.	3,295	245,873
CONTAINERS & PACKAGING — 0.2%			Exelon Corp.	20,431	980,892
Bemis Co., Inc.	23,756	596,038	FPL Group, Inc.	11,333	640,655
Crown Holdings, Inc.(1)	16,344	384,084	IDACORP, Inc.	17,286	402,245
Rock-Tenn Co., Class A	2,310	88,658	Pepco Holdings, Inc.	78	1,013
Sonoco Products Co.	927	22,582	PPL Corp.	24,600	798,762
		1,091,362	Southern Co. (The)	4,896	139,095
DISTRIBUTORS — 0.1%			Westar Energy, Inc.	35,002	624,786
Genuine Parts Co.	14,679	491,453			3,941,341
DIVERSIFIED — 0.1%			ELECTRICAL EQUIPMENT — 0.4%
			ABB Ltd.(1)	10,020	165,143
iShares Russell 1000 Growth
Index Fund	1,000	40,650	Cooper Industries Ltd.,
iShares Russell 2000			Class A	6,189	203,123
Index Fund	2,400	120,648	Emerson Electric Co.	4,020	129,002
PowerShares QQQ	3,600	127,656	Gamesa Corp
		288,954	Tecnologica SA	6,150	138,467
DIVERSIFIED CONSUMER SERVICES — 0.2%			GrafTech International Ltd.(1)	9,657	98,212
Benesse Corp.	12,000	504,444	Hubbell, Inc., Class B	15,050	499,810
Corinthian Colleges, Inc.(1)	7,231	111,212	Legrand SA(1)	13,470	285,298
H&R Block, Inc.	35,128	512,869	Vestas Wind Systems A/S(1)	9,765	714,567
		1,128,525			2,233,622
DIVERSIFIED FINANCIAL SERVICES — 1.5%			ELECTRONIC EQUIPMENT,
Bank of America Corp.	126,275	1,423,119	INSTRUMENTS & COMPONENTS — 0.6%
			Arrow Electronics, Inc.(1)	4,515	109,218
Citigroup, Inc.	24,917	92,691
			Celestica, Inc.(1)	35,387	233,200
CME Group, Inc.	900	289,476
Deutsche Boerse AG	5,820	508,147	Corning, Inc.	25,700	377,790

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
HOYA Corp.	13,700	$ 287,011	FOOD PRODUCTS — 1.2%
Molex, Inc.	40,586	620,154	Archer-Daniels-Midland Co.	12,502	$ 344,055
Murata Manufacturing			Cadbury plc	48,290	422,085
Co. Ltd.	5,800	248,100	Campbell Soup Co.	5,386	149,300
Nidec Corp.	5,900	339,277	ConAgra Foods, Inc.	28,204	524,312
Nippon Electric			Danone SA	5,070	252,624
Glass Co. Ltd.	38,000	369,231	Dean Foods Co.(1)	3,704	69,635
Tyco Electronics Ltd.	20,684	359,281
			General Mills, Inc.	9,473	484,828
		2,943,262
			H.J. Heinz Co.	7,553	276,289
ENERGY EQUIPMENT & SERVICES — 1.1%
			Hershey Co. (The)	257	9,052
AMEC plc	29,640	324,173
			J.M. Smucker Co. (The)	3,148	126,738
Atwood Oceanics, Inc.(1)	10,100	267,246
			Kellogg Co.	9,325	403,306
Baker Hughes, Inc.	4,308	168,270	Kraft Foods, Inc., Class A	40,694	1,062,520
BJ Services Co.	9,062	141,730	Nestle SA	26,360	957,883
Cameron International
Corp.(1)	12,241	382,286	Unilever NV CVA	16,555	396,911
Diamond Offshore			Unilever NV New York
Drilling, Inc.	2,181	183,815	Shares	27,800	665,532
ENSCO International, Inc.	4,121	160,266			6,145,070
Halliburton Co.	9,341	214,189	GAS UTILITIES — 0.2%
Nabors Industries Ltd.(1)	10,900	194,892	Snam Rete Gas SpA	104,744	453,641
National Oilwell Varco, Inc.(1)	18,132	700,258	Southwest Gas Corp.	9,023	187,498
Noble Corp.	10,156	349,062	Tokyo Gas Co. Ltd.	69,000	253,558
Oceaneering			WGL Holdings, Inc.	9,176	272,711
International, Inc.(1)	4,000	205,680			1,167,408
Oil States			HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
International, Inc.(1)	2,740	71,596	Alcon, Inc.	1,000	108,500
Patterson-UTI Energy, Inc.	2,482	35,592	Baxter International, Inc.	9,500	486,305
Saipem SpA	22,048	563,046	Beckman Coulter, Inc.	14,377	779,233
Schlumberger Ltd.	18,394	1,052,689	Becton, Dickinson & Co.	6,553	443,507
Transocean Ltd.(1)	5,574	443,021	Boston Scientific Corp.(1)	42,455	399,077
Weatherford			C.R. Bard, Inc.	2,804	200,458
International Ltd.(1)	15,900	329,130	Cie Generale d’Optique
		5,786,941	Essilor International SA	3,840	176,901
FOOD & STAPLES RETAILING — 1.1%			Covidien Ltd.	2,100	75,012
Costco Wholesale Corp.	2,593	125,812	Edwards Lifesciences
Koninklijke Ahold NV	65,620	795,766	Corp.(1)	4,600	293,664
Kroger Co. (The)	22,237	507,004	Gen-Probe, Inc.(1)	4,490	191,409
Safeway, Inc.	9,985	202,296	Hospira, Inc.(1)	418	14,421
SUPERVALU, INC.	4,865	80,759	Intuitive Surgical, Inc.(1)	1,494	223,622
SYSCO Corp.	18,127	434,323	Kinetic Concepts, Inc.(1)	2,600	67,418
Tesco plc	86,946	515,174	Medtronic, Inc.	15,800	542,730
Walgreen Co.	36,800	1,096,272	Mettler-Toledo
Wal-Mart Stores, Inc.	41,148	2,046,702	International, Inc.(1)	1,200	85,428
Wesfarmers Ltd.	14,170	243,340	St. Jude Medical, Inc.(1)	6,549	255,542
		6,047,448	STERIS Corp.	3,485	82,350
			Terumo Corp.	6,700	281,536

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Varian Medical			PF Chang’s China
Systems, Inc.(1)	1,260	$ 45,058	Bistro, Inc.(1)	4,200	$ 134,148
Zimmer Holdings, Inc.(1)	7,822	348,470	Pinnacle
		5,100,641	Entertainment, Inc.(1)	11,100	118,215
HEALTH CARE PROVIDERS & SERVICES — 0.6%			Royal Caribbean Cruises Ltd.	7,700	115,962
Aetna, Inc.	5,300	141,934	Speedway Motorsports, Inc.	21,840	334,152
AMERIGROUP Corp.(1)	319	9,206	Starbucks Corp.(1)	16,100	231,679
CIGNA Corp.	2,500	55,425	Starwood Hotels & Resorts
			Worldwide, Inc.	632	15,465
Express Scripts, Inc.(1)	13,932	892,345
			TUI Travel plc	79,330	321,201
Fresenius Medical Care
AG & Co. KGaA	12,437	521,274	WMS Industries, Inc.(1)	7,104	251,979
Humana, Inc.(1)	3,610	113,101	Wynn Resorts Ltd.(1)	1,300	48,178
LifePoint Hospitals, Inc.(1)	6,596	179,741			5,042,076
Magellan Health			HOUSEHOLD DURABLES — 0.5%
Services, Inc.(1)	1,612	48,134	Electrolux AB(1)	24,460	312,738
Medco Health			Harman International
Solutions, Inc.(1)	4,100	188,149	Industries, Inc.	4,897	91,280
Omnicare, Inc.	9,660	261,110	KB Home	29,900	448,500
Quest Diagnostics, Inc.	6,038	315,305	Mohawk Industries, Inc.(1)	3,500	133,945
UnitedHealth Group, Inc.	9,172	243,975	Newell Rubbermaid, Inc.	39,600	455,796
WellCare Health			NVR, Inc.(1)	694	343,461
Plans, Inc.(1)	3,584	68,096	Sharp Corp.	27,000	307,561
WellPoint, Inc.(1)	5,090	237,041	Toll Brothers, Inc.(1)	6,600	122,628
		3,274,836	Whirlpool Corp.	7,660	322,792
HOTELS, RESTAURANTS & LEISURE — 1.0%					2,538,701
Boyd Gaming Corp.(1)	6,000	60,240	HOUSEHOLD PRODUCTS — 0.8%
Brinker International, Inc.	13,800	247,020	Clorox Co.	1,109	58,156
Carnival plc	16,390	426,912	Colgate-Palmolive Co.	1,337	88,175
Cheesecake Factory, Inc.			Kimberly-Clark Corp.	21,107	1,095,242
(The)(1)	7,500	128,325
			Procter & Gamble Co. (The)	33,455	1,737,653
Chipotle Mexican Grill, Inc.,
Class A(1)	1,000	79,190	Reckitt Benckiser Group plc	18,586	806,247
Compass Group plc	111,360	644,449	Unicharm Corp.	6,900	482,050
Darden Restaurants, Inc.	6,600	238,722			4,267,523
Intercontinental Hotels			INDEPENDENT POWER PRODUCERS &
Group plc	10,670	113,681	ENERGY TRADERS — 0.2%
International Game			Mirant Corp.(1)	15,053	234,977
Technology	4,200	72,912	NRG Energy, Inc.(1)	30,652	689,670
International Speedway					924,647
Corp., Class A	16,203	401,672	INDUSTRIAL CONGLOMERATES — 1.1%
Las Vegas Sands Corp.(1)	23,200	229,912	3M Co.	17,247	984,804
McDonald’s Corp.	6,904	407,267	General Electric Co.	308,874	4,163,621
Melco Crown Entertainment			McDermott
Ltd. ADR(1)	11,100	66,822	International, Inc.(1)	15,000	329,550
Panera Bread Co., Class A(1)	1,990	105,948	Tyco International Ltd.	11,700	323,037
Penn National					5,801,012
Gaming, Inc.(1)	7,500	248,025

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
INSURANCE — 1.5%			IT SERVICES — 0.8%
ACE Ltd.	3,153	$ 138,701	Accenture Ltd., Class A	9,464	$ 283,258
Admiral Group plc	19,639	274,191	Affiliated Computer
Aflac, Inc.	5,600	198,800	Services, Inc., Class A(1)	1,864	83,768
Allstate Corp. (The)	36,267	933,150	Alliance Data Systems
			Corp.(1)	3,443	139,442
American Financial
Group, Inc.	3,727	79,832	Broadridge Financial
Aon Corp.	2,355	84,780	Solutions, Inc.	5,628	93,200
			Fiserv, Inc.(1)(4)	6,400	271,104
Aspen Insurance
Holdings Ltd.	5,089	117,505	International Business
			Machines Corp.(4)	24,655	2,620,333
Berkshire Hathaway, Inc.,
Class A(1)	10	916,000	SAIC, Inc.(1)	4,977	86,948
Chubb Corp. (The)	9,833	389,878	Visa, Inc., Class A	5,600	379,176
CNA Financial Corp.	6,917	100,366			3,957,229
Endurance Specialty			LEISURE EQUIPMENT & PRODUCTS(2)
Holdings Ltd.	1,089	29,915	Mattel, Inc.	5,091	79,471
Fidelity National Financial,			Polaris Industries, Inc.	2,634	83,682
Inc., Class A	9,000	125,460			163,153
Loews Corp.	9,700	262,385	LIFE SCIENCES TOOLS & SERVICES — 0.1%
Marsh & McLennan			Bruker Corp.(1)	12,579	82,141
Cos., Inc.	46,933	887,972
MetLife, Inc.	5,487	172,841	Illumina, Inc.(1)	2,000	73,420
Muenchener			Lonza Group AG	4,430	458,039
Rueckversicherungs-			QIAGEN NV(1)	4,000	70,400
Gesellschaft AG	4,940	693,127	Thermo Fisher
Odyssey Re Holdings Corp.	112	4,504	Scientific, Inc.(1)	2,400	93,384
Prudential Financial, Inc.	4,809	191,927			777,384
Sony Financial Holdings, Inc.	112	327,328	MACHINERY — 0.9%
Torchmark Corp.	9,800	393,568	AGCO Corp.(1)	6,493	187,388
Travelers Cos., Inc. (The)	23,376	950,468	Bucyrus International, Inc.	7,000	200,760
Zurich Financial Services AG	3,610	675,948	Cummins, Inc.	3,094	100,338
		7,948,646	Dover Corp.	16,095	506,027
INTERNET & CATALOG RETAIL — 0.2%			Flowserve Corp.	4,201	309,068
Amazon.com, Inc.(1)	3,215	250,738	Graco, Inc.	4,756	106,011
Netflix, Inc.(1)	5,914	233,130	Illinois Tool Works, Inc.	7,500	242,175
Rakuten, Inc.	1,120	615,935	Ingersoll-Rand Co. Ltd.,
		1,099,803	Class A	32,200	651,406
INTERNET SOFTWARE & SERVICES — 0.4%			Japan Steel Works Ltd. (The)	23,000	300,468
Akamai Technologies, Inc.(1)	7,300	162,498	Joy Global, Inc.	5,600	193,032
Digital River, Inc.(1)	4,400	167,772	Kennametal, Inc.	3,665	69,195
Equinix, Inc.(1)	1,800	133,920	Kurita Water Industries Ltd.	12,900	357,528
			Lincoln Electric
Google, Inc., Class A(1)(4)	3,702	1,544,586	Holdings, Inc.	2,135	87,108
Sohu.com, Inc.(1)	2,594	163,785	Navistar International
		2,172,561	Corp.(1)	6,700	266,727

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
PACCAR, Inc.	4,600	$ 137,310	Schnitzer Steel Industries,
Parker-Hannifin Corp.	11,400	481,764	Inc., Class A	1,950	$ 106,353
SMC Corp.	2,900	310,003	United States Steel Corp.	1,308	44,577
Terex Corp.(1)	7,168	96,194	Walter Energy, Inc.	1,327	43,313
Timken Co.	4,137	69,957	Worthington Industries, Inc.	4,750	66,453
Valmont Industries, Inc.	3,570	244,938			3,544,033
		4,917,397	MULTI-INDUSTRY — 0.2%
MARINE(2)			Consumer Staples Select
			Sector SPDR Fund	13,613	314,597
Diana Shipping, Inc.	8,805	158,754	Financial Select Sector
Genco Shipping &			SPDR Fund	38,758	478,661
Trading Ltd.	2,900	75,835	Health Care Select Sector
		234,589	SPDR Fund	5,712	147,598
MEDIA — 1.0%					940,856
British Sky Broadcasting			MULTI-UTILITIES — 0.2%
Group plc	88,720	640,072	Ameren Corp.	2,967	69,013
CBS Corp., Class B	70,650	521,397	CenterPoint Energy, Inc.	24,907	252,059
Comcast Corp., Class A	58,801	809,690	Public Service Enterprise
DIRECTV Group, Inc.			Group, Inc.	3,475	110,748
(The)(1)	9,095	204,637
			Sempra Energy	1,700	77,656
Interpublic Group of Cos.,
Inc. (The)(1)	3,632	19,032	Wisconsin Energy Corp.	12,733	502,444
Publicis Groupe	9,530	309,429	Xcel Energy, Inc.	13,846	237,459
Scripps Networks					1,249,379
Interactive, Inc., Class A	5,500	152,570	MULTILINE RETAIL — 0.5%
SES SA Fiduciary Depositary			Big Lots, Inc.(1)	5,400	124,254
Receipt	31,228	624,874	Dollar Tree, Inc.(1)	9,713	434,851
Time Warner Cable, Inc.	10,154	312,642	Family Dollar Stores, Inc.	15,472	468,337
Time Warner, Inc.	38,475	901,084	Kohl’s Corp.(1)	14,200	603,074
Viacom, Inc., Class B(1)	26,600	589,722	Next plc	14,590	347,087
Walt Disney Co. (The)	9,577	231,955	Target Corp.	20,969	824,082
		5,317,104			2,801,685
METALS & MINING — 0.7%			OFFICE ELECTRONICS(2)
Agnico-Eagle Mines Ltd.	2,500	154,650	Xerox Corp.	27,100	184,280
AK Steel Holding Corp.	8,909	127,399	OIL, GAS & CONSUMABLE FUELS — 5.1%
Allegheny Technologies, Inc.	9,884	349,992	Alpha Natural
BHP Billiton Ltd.	33,360	937,221	Resources, Inc.(1)	7,640	210,482
Cliffs Natural Resources, Inc.	6,950	189,387	Anadarko Petroleum Corp.	6,805	325,143
Compass Minerals			Apache Corp.	18,909	1,593,272
International, Inc.	907	48,642	BG Group plc	55,550	1,018,020
Freeport-McMoRan			BP plc ADR	10,244	507,078
Copper & Gold, Inc.	7,400	402,782
			Chevron Corp.	50,380	3,358,835
Kinross Gold Corp.	7,500	151,650
			ConocoPhillips	48,378	2,217,648
Newmont Mining Corp.	6,473	316,336
			Continental
Nucor Corp.	7,100	311,761	Resources, Inc.(1)	4,900	145,089
Reliance Steel &			Denbury Resources, Inc.(1)	11,200	192,528
Aluminum Co.	1,857	70,547
Rio Tinto Ltd.	4,270	222,970	Devon Energy Corp.	12,761	807,006
			EnCana Corp.	9,610	532,682

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
ENI SpA	21,160	$ 512,236	Roche Holding AG	4,992	$ 681,216
EOG Resources, Inc.	5,585	408,766	Schering-Plough Corp.	9,023	220,161
EQT Corp.	15,479	576,593	Sepracor, Inc.(1)	5,453	85,339
Exxon Mobil Corp.	108,750	7,541,813	Watson
Frontier Oil Corp.	4,215	73,636	Pharmaceuticals, Inc.(1)	4,129	124,902
McMoRan Exploration Co.(1)	7,266	49,263	Wyeth	39,725	1,782,064
Murphy Oil Corp.	1,225	72,287			18,428,118
Occidental Petroleum Corp.	13,193	885,382	PROFESSIONAL SERVICES — 0.4%
Peabody Energy Corp.	3,982	135,308	Adecco SA	9,110	397,516
Petrohawk Energy Corp.(1)	20,107	506,696	Capita Group plc (The)	53,565	621,389
Quicksilver Resources, Inc.(1)	11,600	130,500	Experian plc	77,750	575,741
Range Resources Corp.	5,200	238,212	Manpower, Inc.	1,553	66,018
Royal Dutch Shell plc ADR	29,400	1,584,954	SGS SA	290	362,992
Southwestern Energy Co.(1)	6,000	260,820			2,023,656
StatoilHydro ASA	26,590	560,172	REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Total SA	27,890	1,614,372	Boston Properties, Inc.	1,610	77,795
Ultra Petroleum Corp.(1)	3,200	144,896	Digital Realty Trust, Inc.	4,200	150,234
Valero Energy Corp.	15,301	342,283	Host Hotels & Resorts, Inc.	36,640	343,683
			Public Storage	1,275	84,928
Whiting Petroleum Corp.(1)	4,300	201,498
			Simon Property Group, Inc.	7,030	375,894
		26,747,470
					1,032,534
PAPER & FOREST PRODUCTS — 0.1%
			ROAD & RAIL — 0.2%
International Paper Co.	10,000	143,700
			Burlington Northern
Weyerhaeuser Co.	16,837	565,387	Santa Fe Corp.	1,786	129,378
		709,087	Canadian National
PERSONAL PRODUCTS — 0.1%			Railway Co.	6,990	300,857
Estee Lauder Cos., Inc.			CSX Corp.	2,445	77,653
(The), Class A	2,400	79,392	Norfolk Southern Corp.	2,355	87,606
Mead Johnson Nutrition Co.,			Union Pacific Corp.	12,231	602,621
Class A(1)	6,487	202,135
					1,198,115
		281,527
			SEMICONDUCTORS & SEMICONDUCTOR
PHARMACEUTICALS — 3.5%			EQUIPMENT — 1.3%
Abbott Laboratories	34,002	1,532,130	Altera Corp.	8,200	139,564
Bayer AG	5,800	330,262	Analog Devices, Inc.	5,062	123,563
Bristol-Myers Squibb Co.	14,989	298,581	Applied Materials, Inc.	46,848	527,508
Eli Lilly & Co.	38,090	1,316,771	ARM Holdings plc	99,600	173,022
Endo Pharmaceuticals			ASML Holding NV	19,760	407,661
Holdings, Inc.(1)	3,349	53,350
			ASML Holding NV
Forest Laboratories, Inc.(1)	5,372	127,263	New York Shares	6,600	136,620
GlaxoSmithKline plc	30,362	511,773	Broadcom Corp., Class A(1)	34,102	868,919
Johnson & Johnson	73,249	4,040,415	Intel Corp.	73,744	1,159,256
King Pharmaceuticals, Inc.(1)	17,398	164,585	Intersil Corp., Class A	5,800	71,050
Merck & Co., Inc.	64,254	1,772,125	KLA-Tencor Corp.	2,999	80,973
Mylan, Inc.(1)	18,200	240,422	Lam Research Corp.(1)	4,160	108,950
Novartis AG	11,980	478,975	Linear Technology Corp.	8,544	200,015
Novo Nordisk A/S B Shares	15,160	789,428	LSI Corp.(1)	15,600	69,732
Pfizer, Inc.	255,323	3,878,356

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Marvell Technology			J. Crew Group, Inc.(1)	7,900	$ 204,294
Group Ltd.(1)	39,000	$ 445,770	Kingfisher plc	132,260	381,832
Microsemi Corp.(1)	18,992	255,632	Lowe’s Cos., Inc.	49,753	945,805
National Semiconductor			Nitori Co. Ltd.	3,400	206,299
Corp.	1,440	19,987	O’Reilly Automotive, Inc.(1)	14,800	533,540
PMC - Sierra, Inc.(1)	59,400	450,846
			RadioShack Corp.	4,972	66,824
Semtech Corp.(1)	12,000	193,080
			Ross Stores, Inc.	8,287	324,519
Silicon Laboratories, Inc.(1)	6,400	215,168
			Sherwin-Williams Co. (The)	1,644	86,803
Skyworks Solutions, Inc.(1)	12,907	123,004	Staples, Inc.	18,700	382,415
Teradyne, Inc.(1)	27,500	196,625	Tractor Supply Co.(1)	521	19,996
Texas Instruments, Inc.	13,989	271,387			6,322,987
Xilinx, Inc.	20,303	421,084	TEXTILES, APPAREL & LUXURY GOODS — 0.2%
		6,659,416	Burberry Group plc	42,011	262,340
SOFTWARE — 1.3%			Coach, Inc.(1)	6,000	157,620
Activision Blizzard, Inc.(1)	10,500	126,840	Liz Claiborne, Inc.	8,511	38,300
Adobe Systems, Inc.(1)	4,276	120,498	Luxottica Group SpA(1)	5,290	110,156
Autodesk, Inc.(1)	5,626	120,734	Polo Ralph Lauren Corp.	4,432	238,530
Autonomy Corp. plc(1)	21,850	547,400	VF Corp.	4,500	255,690
Cerner Corp.(1)	4,800	279,792			1,062,636
Macrovision Solutions			TOBACCO — 0.4%
Corp.(1)	19,000	428,830	Altria Group, Inc.	32,378	553,340
McAfee, Inc.(1)	11,752	461,031	British American
Microsoft Corp.	123,320	2,576,155	Tobacco plc	15,727	429,607
Novell, Inc.(1)	7,351	30,580	Lorillard, Inc.	6,300	430,479
Oracle Corp.	77,680	1,521,751	Philip Morris
Quest Software, Inc.(1)	1,830	23,643	International, Inc.	12,748	543,575
salesforce.com, inc.(1)	2,400	91,080			1,957,001
Sybase, Inc.(1)	6,109	198,726	TRADING COMPANIES & DISTRIBUTORS — 0.1%
Symantec Corp.(1)	7,314	114,025	Mitsubishi Corp.	10,900	206,858
			WESCO International, Inc.(1)	2,100	56,133
Synopsys, Inc.(1)	4,610	89,803
					262,991
Take-Two Interactive
Software, Inc.(1)	3,669	31,773	WIRELESS TELECOMMUNICATION SERVICES — 0.5%
		6,762,661	American Tower Corp.,
			Class A(1)	19,700	627,839
SPECIALTY RETAIL — 1.2%
			Leap Wireless
Advance Auto Parts, Inc.	6,100	259,799	International, Inc.(1)	3,500	131,215
Aeropostale, Inc.(1)	8,600	297,732	MetroPCS
AutoZone, Inc.(1)	219	33,321	Communications, Inc.(1)	7,384	126,488
Bed Bath & Beyond, Inc.(1)	4,400	123,684	SBA Communications Corp.,
			Class A(1)	25,196	644,262
Best Buy Co., Inc.	11,900	417,690
CarMax, Inc.(1)	12,300	137,883	SOFTBANK CORP.	17,200	314,315
			Sprint Nextel Corp.(1)	49,500	254,925
Chico’s FAS, Inc.(1)	19,200	187,392
FAST RETAILING CO. LTD.	1,800	213,857	Vodafone Group plc	290,370	546,446
Gap, Inc. (The)	39,025	696,596			2,645,490
Home Depot, Inc. (The)	27,410	634,816	TOTAL COMMON STOCKS
			(Cost $229,959,078)		243,517,755
Inditex SA	3,720	167,890

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
U.S. Government Agency			FNMA, 5.00%, 2/1/36(4)	$ 4,460,328	$ 4,576,761
Mortgage-Backed Securities(3) — 14.1%			FNMA, 5.50%, 4/1/36(4)	910,251	943,295
			FNMA, 5.00%, 10/1/36(4)	354,426	363,346
FHLMC, 6.50%, 12/1/12(4)	$ 3,129	$ 3,309
			FNMA, 5.50%, 12/1/36(4)	3,032,365	3,138,182
FHLMC, 7.00%, 6/1/14(4)	49,842	52,817
FHLMC, 6.50%, 6/1/16(4)	69,982	74,033	FNMA, 5.50%, 1/1/37	10,987,975	11,386,862
			FNMA, 5.50%, 2/1/37(4)	1,899,545	1,965,831
FHLMC, 4.50%, 1/1/19(4)	1,869,530	1,932,022
			FNMA, 6.50%, 8/1/37(4)	3,664,756	3,897,788
FHLMC, 5.00%, 1/1/21(4)	1,938,844	2,011,770
			FNMA, 6.50%, 6/1/47(4)	143,313	152,664
FHLMC, 5.00%, 4/1/21(4)	749,010	777,182
			FNMA, 6.50%, 8/1/47(4)	384,296	409,372
FHLMC, 8.00%, 7/1/30(4)	15,173	16,728
			FNMA, 6.50%, 8/1/47(4)	499,265	531,842
FHLMC, 6.50%, 5/1/31(4)	40,591	43,655
			FNMA, 6.50%, 9/1/47(4)	61,982	66,026
FHLMC, 5.50%, 12/1/33(4)	664,832	690,033
			FNMA, 6.50%, 9/1/47(4)	418,962	446,299
FHLMC, 5.50%, 1/1/38(4)	3,807,233	3,938,464
			FNMA, 6.50%, 9/1/47(4)	516,366	550,059
FHLMC, 6.00%, 11/1/38	4,539,247	4,750,776
			FNMA, 6.50%, 9/1/47(4)	1,495,483	1,593,063
FHLMC, 6.50%, 7/1/47(4)	224,622	238,902
			GNMA, 7.00%, 1/15/24(4)	8,184	8,897
FNMA, 6.50%, 5/1/11(4)	2,817	2,979
			GNMA, 8.00%, 7/15/24(4)	6,868	7,531
FNMA, 6.50%, 5/1/11(4)	4,138	4,376
			GNMA, 8.00%, 9/15/24(4)	5,611	6,153
FNMA, 6.50%, 5/1/11(4)	9,488	10,035
			GNMA, 9.00%, 4/20/25(4)	2,767	3,002
FNMA, 6.50%, 2/1/12(4)	1,895	2,006
			GNMA, 7.00%, 9/15/25(4)	32,456	35,349
FNMA, 6.50%, 4/1/12(4)	8,723	9,236
			GNMA, 7.50%, 10/15/25(4)	11,075	12,111
FNMA, 6.50%, 5/1/12(4)	6,269	6,638
			GNMA, 7.50%, 2/15/26(4)	19,643	21,486
FNMA, 6.00%, 4/1/14(4)	39,838	42,195
			GNMA, 6.00%, 4/15/26(4)	5,779	6,083
FNMA, 7.50%, 6/1/15(4)	7,148	7,577
			GNMA, 7.50%, 5/15/26(4)	5,493	6,008
FNMA, 4.50%, 5/1/19(4)	1,012,916	1,046,141
			GNMA, 8.25%, 7/15/26(4)	41,457	44,408
FNMA, 4.50%, 5/1/19(4)	1,044,977	1,079,254
			GNMA, 9.00%, 8/20/26(4)	847	913
FNMA, 5.00%, 9/1/20(4)	1,697,990	1,763,741
			GNMA, 7.00%, 12/15/27(4)	56,150	61,205
FNMA, 7.00%, 6/1/26(4)	1,658	1,817
			GNMA, 6.50%, 2/15/28(4)	2,498	2,687
FNMA, 7.50%, 3/1/27(4)	20,749	22,921
			GNMA, 6.50%, 2/15/28(4)	14,997	16,132
FNMA, 6.50%, 6/1/29(4)	32,461	35,068
			GNMA, 6.50%, 3/15/28(4)	12,838	13,809
FNMA, 7.00%, 7/1/29(4)	14,212	15,570
			GNMA, 6.50%, 4/15/28(4)	2,519	2,710
FNMA, 7.00%, 7/1/29(4)	75,621	82,837
			GNMA, 6.00%, 7/15/28(4)	16,261	17,134
FNMA, 7.00%, 3/1/30(4)	33,642	36,857
			GNMA, 6.00%, 10/15/28(4)	47,457	50,004
FNMA, 7.50%, 8/1/30(4)	36,802	40,556
			GNMA, 7.00%, 5/15/31(4)	30,710	33,549
FNMA, 7.50%, 9/1/30(4)	16,531	18,250
			GNMA, 5.50%, 11/15/32(4)	427,692	446,176
FNMA, 6.50%, 9/1/31(4)	142,182	153,507
			GNMA, 6.50%, 10/15/38(4)	7,161,206	7,582,151
FNMA, 7.00%, 9/1/31(4)	43,582	47,634
FNMA, 6.50%, 1/1/32(4)	53,502	57,697	TOTAL U.S. GOVERNMENT AGENCY
			MORTGAGE-BACKED SECURITIES
FNMA, 7.00%, 6/1/32(4)	385,248	420,682	(Cost $71,339,781)		74,350,846
FNMA, 5.50%, 6/1/33(4)	1,382,297	1,434,637	Corporate Bonds — 9.7%
FNMA, 5.50%, 8/1/33(4)	2,535,030	2,631,018
			AEROSPACE & DEFENSE — 0.3%
FNMA, 5.50%, 9/1/33(4)	630,211	654,074	Honeywell International, Inc.,
FNMA, 5.00%, 11/1/33(4)	3,951,589	4,060,917	5.30%, 3/15/17(4)	334,000	347,154
FNMA, 5.50%, 1/1/34(4)	4,262,514	4,422,547	Honeywell International, Inc.,
			5.30%, 3/1/18(4)	270,000	279,040
FNMA, 4.50%, 9/1/35(4)	3,276,651	3,311,500

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Lockheed Martin Corp.,			Potash Corp of
6.15%, 9/1/36(4)	$ 450,000	$ 455,619	Saskatchewan, Inc., 6.50%,
United Technologies Corp.,			5/15/19(4)	$ 150,000	$ 159,375
6.05%, 6/1/36(4)	341,000	338,528	Rohm & Haas Co., 5.60%,
United Technologies Corp.,			3/15/13(4)	280,000	267,915
6.125%, 7/15/38(4)	260,000	255,430			1,013,683
		1,675,771	COMMERCIAL BANKS — 0.5%
AUTOMOBILES — 0.1%			BB&T Corp., 5.70%,
DaimlerChrysler N.A. LLC,			4/30/14(4)	220,000	219,840
5.875%, 3/15/11(4)	320,000	324,094	PNC Bank N.A., 4.875%,
BEVERAGES — 0.2%			9/21/17(4)	530,000	437,216
Anheuser-Busch InBev			PNC Bank N.A., 6.00%,
Worldwide, Inc., 6.875%,			12/7/17(4)	340,000	296,219
11/15/19(5)	360,000	365,335	PNC Funding Corp., 5.125%,
Coca-Cola Co. (The), 5.35%,			12/14/10(4)	390,000	388,468
11/15/17(4)	180,000	189,038	SunTrust Bank, 7.25%,
Dr Pepper Snapple Group,			3/15/18(4)	130,000	110,887
Inc., 6.82%, 5/1/18(4)	330,000	333,149	Wachovia Bank N.A., 4.80%,
SABMiller plc, 6.20%,			11/1/14(4)	444,000	411,623
7/1/11(4)(5)	310,000	318,877	Wachovia Bank N.A.,
		1,206,399	4.875%, 2/1/15(4)	169,000	149,832
CAPITAL MARKETS — 0.8%			Wells Fargo & Co., 4.625%,
			8/9/10(4)	189,000	191,589
Bank of New York Mellon
Corp. (The), 4.30%, 5/15/14	350,000	352,127	Wells Fargo & Co., 4.375%,
			1/31/13(4)	400,000	400,932
Credit Suisse (New York),
5.00%, 5/15/13(4)	640,000	637,635	Wells Fargo Bank N.A.,
			6.45%, 2/1/11(4)	170,000	174,022
Credit Suisse (New York),
5.50%, 5/1/14(4)	300,000	303,452			2,780,628
Deutsche Bank AG			COMMERCIAL SERVICES & SUPPLIES — 0.1%
(London), 4.875%,			Allied Waste North America,
5/20/13(4)	360,000	364,302	Inc., 6.375%, 4/15/11(4)	200,000	204,089
Goldman Sachs Group, Inc.			Pitney Bowes, Inc., 5.75%,
(The), 6.00%, 5/1/14(4)	220,000	224,011	9/15/17(4)	270,000	272,184
Goldman Sachs Group, Inc.			Waste Management, Inc.,
(The), 7.50%, 2/15/19	720,000	759,980	7.375%, 3/11/19(4)	250,000	257,483
Merrill Lynch & Co., Inc.,					733,756
4.79%, 8/4/10(4)	249,000	248,655	CONSUMER FINANCE — 0.4%
Morgan Stanley, 6.625%,			American Express Centurion
4/1/18(4)	370,000	366,861	Bank, 4.375%, 7/30/09(4)	300,000	300,455
Morgan Stanley, 7.30%,			American Express Centurion
5/13/19(4)	570,000	585,727	Bank, 5.55%, 10/17/12(4)	220,000	216,424
State Street Corp., 4.30%,			American Express Co.,
5/30/14(4)	210,000	209,849	7.25%, 5/20/14(4)	120,000	122,686
		4,052,599	General Electric Capital
CHEMICALS — 0.2%			Corp., 6.125%, 2/22/11(4)	405,000	424,042
Air Products & Chemicals,			General Electric Capital
Inc., 4.15%, 2/1/13(4)	400,000	405,874	Corp., 4.80%, 5/1/13(4)	250,000	247,293
Dow Chemical Co. (The),			General Electric Capital
8.55%, 5/15/19(4)	180,000	180,519	Corp., 5.625%, 9/15/17(4)	375,000	361,164

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
John Deere Capital Corp.,			Verizon Wireless Capital
4.50%, 4/3/13(4)	$ 260,000	$ 262,190	LLC, 8.50%, 11/15/18(4)(5)	$ 590,000	$ 717,652
		1,934,254			4,192,418
DIVERSIFIED FINANCIAL SERVICES — 0.5%			ELECTRIC UTILITIES — 0.4%
Bank of America Corp.,			Carolina Power & Light Co.,
4.375%, 12/1/10(4)	345,000	343,197	5.15%, 4/1/15(4)	141,000	145,068
Bank of America Corp.,			Carolina Power & Light Co.,
7.375%, 5/15/14(4)	200,000	210,788	5.25%, 12/15/15(4)	287,000	297,763
Bank of America Corp.,			Cleveland Electric
7.625%, 6/1/19(6)	210,000	213,067	Illuminating Co. (The),
Bank of America N.A.,			5.70%, 4/1/17(4)	477,000	435,253
5.30%, 3/15/17	500,000	425,480	Florida Power Corp., 4.50%,
Bank of America N.A.,			6/1/10(4)	317,000	324,910
6.00%, 10/15/36(4)	430,000	326,441	Florida Power Corp., 6.35%,
Citigroup, Inc., 5.50%,			9/15/37(4)	270,000	286,548
4/11/13(4)	540,000	518,518	Southern California Edison
Citigroup, Inc., 6.125%,			Co., 5.625%, 2/1/36(4)	410,000	397,532
5/15/18(4)	370,000	331,077	Toledo Edison Co. (The),
Citigroup, Inc., 8.50%,			6.15%, 5/15/37(4)	220,000	178,912
5/22/19(4)	140,000	145,393			2,065,986
JPMorgan Chase & Co.,			ELECTRICAL EQUIPMENT — 0.1%
4.65%, 6/1/14(4)	290,000	288,492	Rockwell Automation, Inc.,
		2,802,453	6.25%, 12/1/37(4)	400,000	381,874
DIVERSIFIED TELECOMMUNICATION			ELECTRONIC EQUIPMENT,
SERVICES — 0.8%			INSTRUMENTS & COMPONENTS — 0.1%
Alltel Corp., 7.875%,			Corning, Inc., 6.625%,
7/1/32(4)	140,000	150,531	5/15/19(4)	360,000	363,893
AT&T, Inc., 6.80%,			ENERGY EQUIPMENT & SERVICES — 0.1%
5/15/36(4)	430,000	429,927	Weatherford International
AT&T, Inc., 6.55%,			Ltd., 9.625%, 3/1/19(4)	340,000	384,840
2/15/39(4)	670,000	656,948	FOOD & STAPLES RETAILING — 0.4%
BellSouth Corp., 6.875%,			CVS Caremark Corp., 6.60%,
10/15/31(4)	77,000	73,810	3/15/19(4)	330,000	343,832
Embarq Corp., 7.08%,			SYSCO Corp., 4.20%,
6/1/16(4)	260,000	255,145	2/12/13(4)	140,000	142,695
Qwest Corp., 7.875%,			Wal-Mart Stores, Inc.,
9/1/11(4)	130,000	130,163	3.00%, 2/3/14(4)	520,000	511,852
Qwest Corp., 7.50%,			Wal-Mart Stores, Inc.,
10/1/14(4)	130,000	124,800	5.875%, 4/5/27(4)	382,000	381,128
Telefonica Emisiones SAU,			Wal-Mart Stores, Inc.,
7.05%, 6/20/36(4)	340,000	370,287	6.50%, 8/15/37(4)	420,000	452,251
Verizon Communications,			Wal-Mart Stores, Inc.,
Inc., 5.55%, 2/15/16(4)	362,000	372,585	6.20%, 4/15/38(4)	260,000	270,545
Verizon Communications,					2,102,303
Inc., 5.50%, 2/15/18(4)	270,000	271,291
			FOOD PRODUCTS — 0.4%
Verizon Communications,
Inc., 6.25%, 4/1/37(4)	257,000	242,436	General Mills, Inc., 5.65%,
			9/10/12(4)	515,000	550,977
Verizon Communications,
Inc., 6.40%, 2/15/38(4)	410,000	396,843	Kellogg Co., 6.60%,
			4/1/11(4)	270,000	291,000

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Kellogg Co., 5.125%,			MEDIA — 0.6%
12/3/12(4)	$ 400,000	$ 424,897	British Sky Broadcasting
Kellogg Co., 4.45%,			Group plc, 9.50%,
5/30/16(4)	290,000	288,164	11/15/18(4)(5)	$ 370,000	$ 425,423
Kraft Foods, Inc., 6.00%,			Comcast Corp., 5.90%,
2/11/13(4)	430,000	457,822	3/15/16(4)	582,000	589,100
		2,012,860	Comcast Corp., 5.70%,
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%			5/15/18(4)	260,000	258,570
Baxter International, Inc.,			Comcast Corp., 6.40%,
5.90%, 9/1/16(4)	175,000	185,938	5/15/38(4)	260,000	245,929
Baxter International, Inc.,			Pearson Dollar Finance Two
5.375%, 6/1/18(4)	260,000	267,467	plc, 6.25%, 5/6/18(4)(5)	350,000	319,140
Baxter International, Inc.,			Rogers Cable, Inc., 6.25%,
6.25%, 12/1/37(4)	270,000	280,861	6/15/13(4)	240,000	247,387
		734,266	Time Warner Cable, Inc.,
			5.40%, 7/2/12(4)	210,000	214,221
HOTELS, RESTAURANTS & LEISURE — 0.1%
			Time Warner Cable, Inc.,
McDonald’s Corp., 5.35%,			6.75%, 7/1/18(4)	360,000	372,830
3/1/18(4)	230,000	239,346
			Time Warner, Inc., 5.50%,
McDonald’s Corp., 6.30%,			11/15/11(4)	245,000	253,467
10/15/37(4)	270,000	286,505
			Time Warner, Inc., 7.625%,
Yum! Brands, Inc., 6.875%,			4/15/31(4)	77,000	70,339
11/15/37(4)	275,000	245,357
			Time Warner, Inc., 7.70%,
		771,208	5/1/32(4)	220,000	202,323
HOUSEHOLD PRODUCTS — 0.1%					3,198,729
Kimberly-Clark Corp.,			METALS & MINING — 0.2%
6.125%, 8/1/17(4)	290,000	313,537
			Barrick Gold Corp., 6.95%,
INDUSTRIAL CONGLOMERATES — 0.1%			4/1/19	160,000	174,635
General Electric Co., 5.00%,			BHP Billiton Finance USA
2/1/13(4)	413,000	425,685
			Ltd., 6.50%, 4/1/19(4)	160,000	174,838
General Electric Co., 5.25%,			Rio Tinto Finance USA Ltd.,
12/6/17(4)	320,000	317,926
		743,611	5.875%, 7/15/13(4)	260,000	254,282
			Xstrata Finance Canada Ltd.,
INSURANCE — 0.3%			5.80%, 11/15/16(4)(5)	235,000	184,946
Allstate Corp. (The), 7.45%,					788,701
5/16/19	220,000	230,544	MULTI-UTILITIES — 0.5%
MetLife Global Funding I,			CenterPoint Energy
5.125%, 4/10/13(4)(5)	295,000	291,571
			Resources Corp., 6.125%,
MetLife, Inc., 6.75%,			11/1/17(4)	270,000	243,554
6/1/16(4)	280,000	285,480
			CenterPoint Energy
New York Life Global			Resources Corp., 6.25%,
Funding, 4.65%, 5/9/13(4)(5)	220,000	217,327	2/1/37(4)	380,000	252,019
Prudential Financial, Inc.,			Dominion Resources, Inc.,
5.40%, 6/13/35(4)	320,000	239,642	4.75%, 12/15/10(4)	307,000	315,203
Travelers Cos., Inc. (The),			Dominion Resources, Inc.,
5.90%, 6/2/19(6)	140,000	143,884	6.40%, 6/15/18(4)	260,000	270,305
		1,408,448	NSTAR Electric Co., 5.625%,
MACHINERY — 0.1%			11/15/17(4)	250,000	260,147
Caterpillar Financial			Pacific Gas & Electric Co.,
Services Corp., 4.85%,			4.20%, 3/1/11(4)	510,000	527,312
12/7/12(4)	270,000	272,684

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Pacific Gas & Electric Co.,			XTO Energy, Inc., 6.10%,
5.80%, 3/1/37(4)	$ 194,000	$ 190,025	4/1/36(4)	$ 324,000	$ 285,173
Pacific Gas & Electric Co.,					6,255,827
6.35%, 2/15/38(4)	260,000	274,165	PHARMACEUTICALS — 0.4%
Sempra Energy, 6.50%,			Abbott Laboratories, 5.875%,
6/1/16(4)	150,000	153,349	5/15/16(4)	130,000	139,590
		2,486,079	Abbott Laboratories, 5.60%,
MULTILINE RETAIL — 0.1%			11/30/17(4)	250,000	266,595
Kohl’s Corp., 6.875%,			AstraZeneca plc, 5.40%,
12/15/37(4)	280,000	257,824	9/15/12(4)	325,000	350,585
Macy’s Retail Holdings, Inc.,			AstraZeneca plc, 5.90%,
5.35%, 3/15/12(4)	209,000	192,389	9/15/17(4)	420,000	449,488
		450,213	GlaxoSmithKline Capital,
OIL, GAS & CONSUMABLE FUELS — 1.2%			Inc., 4.85%, 5/15/13(4)	240,000	250,026
Anadarko Petroleum Corp.,			GlaxoSmithKline Capital,
8.70%, 3/15/19(4)	400,000	446,745	Inc., 6.375%, 5/15/38(4)	380,000	402,974
Canadian Natural Resources			Wyeth, 5.95%, 4/1/37(4)	314,000	320,218
Ltd., 5.70%, 5/15/17(4)	290,000	279,956			2,179,476
ConocoPhillips, 6.50%,			REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
2/1/39(4)	520,000	539,189	ProLogis, 5.625%,
Enbridge Energy Partners			11/15/16(4)	580,000	438,886
LP, 6.50%, 4/15/18(4)	530,000	485,501	Simon Property Group LP,
Enterprise Products			6.75%, 5/15/14(4)	180,000	179,134
Operating LP, 4.95%,					618,020
6/1/10(4)	260,000	261,500
			ROAD & RAIL — 0.1%
Enterprise Products
Operating LP, 6.30%,			CSX Corp., 7.375%, 2/1/19(4)	220,000	228,424
9/15/17(4)	480,000	462,725	Norfolk Southern Corp.,
EOG Resources, Inc.,			5.90%, 6/15/19(6)	140,000	143,243
5.625%, 6/1/19(4)	210,000	215,586	Union Pacific Corp., 5.75%,
Kinder Morgan Energy			11/15/17(4)	400,000	387,521
Partners LP, 6.85%,					759,188
2/15/20(4)	290,000	289,483	SOFTWARE — 0.1%
Nexen, Inc., 5.65%,			Intuit, Inc., 5.75%,
5/15/17(4)	220,000	197,906	3/15/17(4)	302,000	280,646
Nexen, Inc., 6.40%,			Oracle Corp., 5.75%,
5/15/37(4)	280,000	240,100	4/15/18(4)	445,000	481,049
Plains All American Pipeline					761,695
LP, 8.75%, 5/1/19(4)	290,000	321,950
			SPECIALTY RETAIL — 0.1%
Premcor Refining Group, Inc.			Home Depot, Inc. (The),
(The), 6.125%, 5/1/11(4)	729,000	742,468
			5.875%, 12/16/36(4)	90,000	72,406
Shell International Finance			Lowe’s Cos., Inc., 5.60%,
BV, 4.00%, 3/21/14(4)	570,000	589,864
			9/15/12(4)	280,000	301,802
Shell International Finance			Staples, Inc., 9.75%,
BV, 6.375%, 12/15/38(4)	240,000	266,297
			1/15/14	340,000	375,384
XTO Energy, Inc., 5.30%,					749,592
6/30/15(4)	407,000	399,822
			TOBACCO(2)
XTO Energy, Inc., 6.50%,
12/15/18(4)	220,000	231,562	Altria Group, Inc., 9.25%,
			8/6/19	220,000	244,122

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%			U.S. Bank N.A., 0.85%,
Rogers Communications,			7/22/09(4)	$ 2,500,000	$ 2,502,050
Inc., 6.80%, 8/15/18(4)	$ 180,000	$ 192,686	Windmill Funding I Corp.,
Vodafone Group plc, 5.625%,			0.63%, 7/23/09(4)(5)	2,500,000	2,497,925
2/27/17(4)	373,000	385,857	TOTAL COMMERCIAL PAPER
		578,543	(Cost $32,155,330)		32,171,643
TOTAL CORPORATE BONDS			Municipal Securities — 4.5%
(Cost $51,547,705)		51,341,750	California Educational
U.S. Treasury Securities — 9.5%			Facilities Auth. Rev.,
			Series 2007 T1, (Stanford
U.S. Treasury Bonds,			University), 5.00%,
7.125%, 2/15/23(4)	3,000,000	3,911,721
			3/15/39(4)	2,500,000	2,712,500
U.S. Treasury Bonds,			California Infrastructure &
6.25%, 5/15/30(4)	778,000	982,469
			Economic Development
U.S. Treasury Inflation			Bank Rev., Series 2003 A,
Indexed Bonds, 2.50%,			(Bay Area Toll Bridges
1/15/29(4)	317,034	330,111	Seismic Retrofit), 5.00%,
U.S. Treasury Inflation			1/1/28, Prerefunded at
Indexed Notes, 3.00%,			100% of Par (Ambac)(4)(9)	1,000,000	1,138,020
7/15/12(4)	17,745,450	18,926,623	Clark County School District
U.S. Treasury Inflation			GO, Series 2004 D, (Building
Indexed Notes, 1.375%,			Bonds), 5.00%, 12/15/14,
7/15/18(4)	16,768,970	16,444,071	Prerefunded at 100% of
U.S. Treasury Notes,			Par (NATL)(4)(9)	4,300,000	4,985,033
1.75%, 11/15/11(4)	9,445,000	9,589,631	Clark County School District
TOTAL U.S. TREASURY SECURITIES			GO, Series 2005 C, (Building
(Cost $49,712,403)		50,184,626	Bonds), 5.00%, 12/15/15,
			Prerefunded at 100% of
Commercial Paper(7) — 6.1%			Par (FSA)(4)(9)	4,300,000	5,024,937
BASF SE, 0.70%,			Columbus Development
9/25/09(4)(5)	2,500,000	2,494,925	Auth. Industrial Rev.,
Catholic Health Initiatives,			(Litho-Krome), VRDN,
1.80%, 8/10/09(4)	2,500,000	2,506,325	0.80%, 6/4/09 (LOC: Bank
			of America N.A.)(4)	2,500,000	2,500,000
CRC Funding LLC, 0.38%,
7/9/09(4)(5)	2,300,000	2,298,528	Georgia GO, Series 2008 B,
			5.00%, 7/1/18(4)	1,830,000	2,155,063
Crown Point Capital Co. LLC,
1.10%, 6/1/09(4)(5)	2,500,000	2,499,875	Gulf Gate Apartments,
			VRDN, 0.65%, 6/4/09(4)	3,000,000	3,000,000
Eli Lilly & Co., 0.30%,
7/8/09(4)(5)	2,385,000	2,384,690	Illinois GO, (Taxable
			Pension), 5.10%, 6/1/33(4)	800,000	701,944
Govco LLC, 0.70%,
6/17/09(4)(5)	2,500,000	2,499,200	New Jersey State Turnpike
			Auth. Rev., Series 2009 F,
Honeywell International, Inc.,			(Building Bonds), 7.41%,
0.96%, 12/7/09(4)(5)	2,500,000	2,494,150	1/1/40(4)	270,000	299,859
Jupiter Securitization Co.			Orange County Housing
LLC, 0.33%, 8/12/09(4)(5)	2,500,000	2,496,775	Finance Auth. Rev., Series
Legacy Capital LLC, 1.20%,			2002 B, (Millenia), VRDN,
7/2/09(4)(5)	2,500,000	2,498,625	0.75%, 6/15/09 (LOC:
Lexington Parker Capital,			FNMA)(4)	1,005,000	1,005,000
1.20%, 7/2/09(4)(5)	2,500,000	2,498,625	TOTAL MUNICIPAL SECURITIES
Toyota de Puerto Rico Corp.,			(Cost $22,370,256)		23,522,356
0.25%, 6/3/09(4)	2,500,000	2,499,950

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
U.S. Government Agency			Commercial Mortgage
Acceptance Corp. STRIPS –
Securities and Equivalents — 3.9%			COUPON, Series 1998 C2,
FIXED-RATE U.S. GOVERNMENT			Class X, VRN, 1.73%,
AGENCY SECURITIES — 2.1%			6/1/09(4)	$ 1,390,170	$ 68,978
FNMA, 2.75%, 3/13/14(4)	$ 5,000,000	$ 5,024,365	Commercial Mortgage
FNMA, 5.375%, 6/12/17(4)	5,500,000	6,138,974	Pass-Through Certificates,
Series 2005 F10A, Class A1,
		11,163,339	VRN, 0.44%, 6/15/09, resets
GOVERNMENT-BACKED CORPORATE BONDS(8) — 1.8%			monthly off the 1-month
Bank of America Corp., VRN,			LIBOR plus 0.10% with
			no caps(4)(5)	80,308	77,237
1.34%, 7/30/09(4)	2,400,000	2,429,006
Citigroup Funding, Inc., VRN,			Credit Suisse Mortgage
1.37%, 7/30/09(4)	2,500,000	2,534,555	Capital Certificates, Series
2007 TF2A, Class A1, VRN,
Morgan Stanley, VRN,			0.52%, 6/15/09, resets
1.64%, 6/22/09(4)	2,500,000	2,517,175	monthly off the 1-month
State Street Bank and Trust			LIBOR plus 0.18% with
Co., 1.85%, 3/15/11(4)	2,000,000	2,013,670	no caps(4)(5)	1,200,000	910,999
		9,494,406	Greenwich Capital
TOTAL U.S. GOVERNMENT AGENCY			Commercial Funding Corp.,
SECURITIES AND EQUIVALENTS			Series 2006 FL4A, Class A1,
(Cost $20,392,320)		20,657,745	VRN, 0.50%, 6/5/09, resets
monthly off the 1-month
Commercial Mortgage-Backed			LIBOR plus 0.09% with
Securities(3) — 1.5%			no caps(4)(5)	480,908	383,804
Banc of America			LB-UBS Commercial
Commercial Mortgage, Inc.,			Mortgage Trust, Series
Series 2004-2, Class A3			2005 C2, Class A2 SEQ,
			4.82%, 4/15/30(4)	1,520,955	1,460,807
SEQ, 4.05%, 11/10/38(4)	2,000,000	1,919,776
Banc of America			Merrill Lynch Floating Trust,
Commercial Mortgage, Inc.,			Series 2006-1, Class A1,
Series 2006-6, Class A3			VRN, 0.41%, 6/15/09, resets
SEQ, 5.37%, 10/10/45(4)	1,100,000	874,798	monthly off the 1-month
LIBOR plus 0.07% with
Banc of America			no caps(4)(5)	848,370	595,850
Commercial Mortgage, Inc.
STRIPS – COUPON, Series			TOTAL COMMERCIAL
2004-1, Class XP, VRN,			MORTGAGE-BACKED SECURITIES
0.67%, 6/1/09(4)	9,253,458	104,466	(Cost $9,537,389)		8,250,790
Bear Stearns Commercial			Collateralized Mortgage
Mortgage Securities Trust,			Obligations(3) — 0.7%
Series 2006 BBA7, Class A1,
VRN, 0.45%, 6/15/09,			PRIVATE SPONSOR COLLATERALIZED
resets monthly off the			MORTGAGE OBLIGATIONS — 0.2%
1-month LIBOR plus 0.11%			Banc of America Alternative
with no caps(4)(5)	1,855,833	1,581,819	Loan Trust, Series 2007-2,
Bear Stearns Commercial			Class 2A4, 5.75%,
Mortgage Securities Trust			6/25/37(4)	1,683,203	1,074,727
STRIPS – COUPON, Series			MASTR Alternative Loans
2004 T16, Class X2, VRN,			Trust, Series 2003-8, Class
0.85%, 6/1/09(4)	13,032,474	272,256	4A1, 7.00%, 12/25/33(4)	29,174	27,249
1,101,976

Strategic Allocation: Conservative

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
U.S. GOVERNMENT AGENCY COLLATERALIZED			Sovereign Governments & Agencies(2)
MORTGAGE OBLIGATIONS — 0.5%
FHLMC, Series 2900,			Hydro Quebec, 8.40%,
			1/15/22(4)
Class PA, 4.50%, 3/15/14(4)	$ 41,671	$ 41,660
			(Cost $91,303)	$ 77,000	$ 94,895
FHLMC, Series 2926,
Class EW SEQ, 5.00%,			Convertible Preferred Stocks(2)
1/15/25(4)	1,400,000	1,463,919	CAPITAL MARKETS(2)
FHLMC, Series 2937,			Legg Mason, Inc., 7.00%,
Class KA, 4.50%,			6/30/11
12/15/14(4)	86,370	86,421
			(Cost $60,672)	3,300	72,501
FNMA, Series 2002-86,
Class KB SEQ, 5.00%,			Temporary Cash Investments — 1.4%
5/25/16(4)	649,594	657,605	JPMorgan U.S. Treasury
FNMA, Series 2003-52,			Plus Money Market Fund
Class KF SEQ, VRN, 0.71%,			Agency Shares(4)
6/25/09, resets monthly off			(Cost $7,283,626)	7,283,626	7,283,626
the 1-month LIBOR plus
0.40% with a cap of 7.50%(4)	534,552	529,492	Temporary Cash Investments –
		2,779,097	Segregated For Futures Contracts — 0.3%
TOTAL COLLATERALIZED			JPMorgan U.S. Treasury
MORTGAGE OBLIGATIONS			Plus Money Market Fund
(Cost $4,342,605)		3,881,073	Agency Shares
			(Cost $1,607,000)	1,607,000	1,607,000
Asset-Backed Securities(3) — 0.3%
			TOTAL INVESTMENT
CNH Equipment Trust, Series			SECURITIES — 98.1%
2007 C, Class A3A SEQ,			(Cost $501,885,710)		518,436,589
5.21%, 12/15/11(4)	1,033,058	1,046,876	OTHER ASSETS AND
SLM Student Loan Trust,			LIABILITIES — 1.9%		9,841,400
Series 2006-5, Class A2,			TOTAL NET ASSETS — 100.0%		$528,277,989
VRN, 1.08%, 7/27/09, resets
quarterly off the 3-month
LIBOR minus 0.01% with
no caps(4)	221,505	221,414
SLM Student Loan Trust,
Series 2006-10, Class A2,
VRN, 1.10%, 7/27/09, resets
quarterly off the 3-month
LIBOR plus 0.01% with
no caps(4)	231,712	231,693
TOTAL ASSET-BACKED SECURITIES
(Cost $1,486,242)		1,499,983

Strategic Allocation: Conservative

Futures Contracts
		Underlying Face
Contracts Purchased	Expiration Date	Amount at Value	Unrealized Gain (Loss)
35 S&P 500 E-Mini Futures	June 2009	$1,606,675	$269,754

Swap Agreements
Notional Amount Description of Agreement		Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$3,200,000 Pay quarterly a fixed rate equal to 0.12% multiplied		—	$125,559
by the notional amount and receive from Barclays
Bank plc upon each default event of Pfizer, Inc.,
par value of the proportional notional amount of
Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.

Notes to Schedule of Investments
ADR = American Depositary Receipt	(1)	Non-income producing.
Ambac = Ambac Assurance Corporation	(2)	Category is less than 0.05% of total net assets.
CVA = Certificaten Van Aandelen	(3)	Final maturity indicated, unless otherwise noted.
Equivalent = Security whose principal payments are backed by the full	(4)	Security, or a portion thereof, has been segregated for futures
faith and credit of the United States		contracts, swap agreements and/or when-issued securities.
FHLMC = Federal Home Loan Mortgage Corporation		At the period end, the aggregate value of securities pledged
		was $2,233,000.
FNMA = Federal National Mortgage Association
	(5)	Security was purchased under Rule 144A or Section 4(2) of
FSA = Financial Security Assurance, Inc.		the Securities Act of 1933 or is a private placement and, unless
GNMA = Government National Mortgage Association		registered under the Act or exempted from registration, may only
GO = General Obligation		be sold to qualified institutional investors. The aggregate value
		of these securities at the period end was $31,053,298, which
LB-UBS = Lehman Brothers, Inc. — UBS AG		represented 5.9% of total net assets.
LIBOR = London Interbank Offered Rate	(6)	When-issued security.
LOC = Letter of Credit	(7)	The rate indicated is the yield to maturity at purchase.
MASTR = Mortgage Asset Securitization Transactions, Inc.	(8)	The debt is guaranteed under the Federal Deposit Insurance
NATL = The National Public Finance Guarantee Corporation		Corporation’s (FDIC) Temporary Liquidity Guarantee Program and
resets = The frequency with which a security’s coupon changes,		is backed by the full faith and credit of the United States. The
based on current market conditions or an underlying index. The more		expiration date of the FDIC’s guarantee is the earlier of the maturity
frequently a security resets, the less risk the investor is taking that the		date of the debt or June 30, 2012.
coupon will vary significantly from current market rates.	(9)	Escrowed to maturity in U.S. government securities or state and
SEQ = Sequential Payer		local government securities.
SPDR = Standard & Poor’s Depositary Receipts
STRIPS = Separate Trading of Registered Interest and Principal
of Securities	See Notes to Financial Statements.
VRDN = Variable Rate Demand Note. Interest reset date is indicated.
Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Schedule of Investments
Strategic Allocation: Moderate

MAY 31, 2009 (UNAUDITED)

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Common Stocks — 63.4%			AUTOMOBILES — 0.5%
AEROSPACE & DEFENSE — 1.0%			Daimler AG	17,250	$ 632,654
BE Aerospace, Inc.(1)	30,898	$ 459,762	Harley-Davidson, Inc.	28,500	483,645
Boeing Co. (The)	7,200	322,920	Honda Motor Co. Ltd.	67,500	1,959,400
Cobham plc	138,794	401,724	Hyundai Motor Co.	39,404	2,193,630
General Dynamics Corp.	37,789	2,150,194	Maruti Suzuki India Ltd.	20,836	454,830
Goodrich Corp.	31,132	1,511,147	Toyota Motor Corp.	27,500	1,101,646
Honeywell International, Inc.	44,319	1,469,618			6,825,805
L-3 Communications			BEVERAGES — 1.1%
Holdings, Inc.	3,933	289,115	Anheuser-Busch InBev NV	56,855	2,009,539
Northrop Grumman Corp.	75,330	3,587,215	Coca-Cola Co. (The)	177,161	8,709,235
Precision Castparts Corp.	10,300	850,471	Pepsi Bottling Group, Inc.	11,200	368,032
Raytheon Co.	61,989	2,767,809	PepsiCo, Inc.	90,098	4,689,601
Rockwell Collins, Inc.	17,100	725,382			15,776,407
		14,535,357	BIOTECHNOLOGY — 1.0%
AIR FREIGHT & LOGISTICS — 0.3%			Actelion Ltd.(1)	14,310	740,299
C.H. Robinson			Alexion
Worldwide, Inc.	15,717	798,738	Pharmaceuticals, Inc.(1)	46,900	1,711,850
Expeditors International of			Amgen, Inc.(1)	128,356	6,410,099
Washington, Inc.	16,500	541,365	Celgene Corp.(1)	20,533	867,314
FedEx Corp.	9,102	504,524	Cephalon, Inc.(1)	3,079	179,536
United Parcel Service, Inc.,			CSL Ltd.	68,397	1,601,668
Class B	61,010	3,120,051	Gilead Sciences, Inc.(1)	63,525	2,737,927
		4,964,678
			Isis Pharmaceuticals, Inc.(1)	11,182	154,311
AIRLINES — 0.2%
			Myriad Genetics, Inc.(1)	12,700	459,232
Copa Holdings SA, Class A	3,815	132,838			14,862,236
Ryanair Holdings plc ADR(1)	35,487	1,033,382
			BUILDING PRODUCTS(2)
Southwest Airlines Co.	90,472	609,781
Turk Hava Yollari AO	81,461	474,128	Daikin Industries Ltd.	10,000	309,127
		2,250,129	CAPITAL MARKETS — 2.0%
AUTO COMPONENTS — 0.5%			AllianceBernstein Holding LP	46,437	886,018
Autoliv, Inc.	33,499	930,602	Ameriprise Financial, Inc.	52,334	1,580,487
			Bank of New York Mellon
BorgWarner, Inc.	61,700	1,989,825	Corp. (The)	108,151	3,004,435
Cie Generale des			BlackRock, Inc.	3,945	629,227
Etablissements Michelin,
Class B	17,000	1,033,936	Blackstone Group LP (The)	54,343	595,056
Gentex Corp.	43,663	514,787	Credit Suisse Group AG	35,280	1,578,823
Hyundai Mobis	9,898	937,117	Federated Investors, Inc.,
Magna International, Inc.,			Class B	20,173	504,930
Class A	13,411	434,919	Goldman Sachs Group, Inc.
TRW Automotive Holdings			(The)	40,661	5,878,361
Corp.(1)	51,637	460,602	Greenhill & Co., Inc.	4,600	338,100
WABCO Holdings, Inc.	35,938	610,227	Janus Capital Group, Inc.	118,100	1,197,534
		6,912,015	Jefferies Group, Inc.(1)	41,200	891,156
			Julius Baer Holding AG	42,940	1,829,602

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Knight Capital Group, Inc.,			Banco Santander SA	265,935	$ 2,867,143
Class A(1)	24,322	$ 418,582	Bank of Baroda	51,768	482,702
Lazard Ltd., Class A	27,500	777,700	Bank of China Ltd.	1,164,000	524,131
Legg Mason, Inc.	28,187	543,445	Bank of Montreal	9,164	367,385
Man Group plc	83,784	331,850	Barclays plc	138,690	668,600
Morgan Stanley	145,665	4,416,563	BNP Paribas	25,760	1,790,928
Northern Trust Corp.	21,870	1,260,805	Bumiputra - Commerce
Raymond James			Holdings Bhd	281,000	688,131
Financial, Inc.	18,393	292,449	China Construction Bank
State Street Corp.	5,639	261,931	Corp. H Shares	853,000	556,652
T. Rowe Price Group, Inc.	6,608	268,086	China Merchants Bank Co.
TD Ameritrade Holding			Ltd. H Shares	475,150	973,832
Corp.(1)	35,100	598,104	Commerce Bancshares, Inc.	1,448	45,569
Waddell & Reed Financial,			Commonwealth Bank of
Inc., Class A	24,800	605,120	Australia	37,170	1,056,464
Yuanta Financial			Credicorp Ltd.	14,411	867,830
Holding Co. Ltd.	597,000	448,203	Grupo Financiero Banorte,
		29,136,567	SAB de CV	228,522	537,821
CHEMICALS — 1.6%			Hang Seng Bank Ltd.	45,000	646,645
Agrium, Inc.	14,800	728,456	HDFC Bank Ltd.(1)	24,962	766,415
Air Liquide SA	11,320	1,053,002	HSBC Holdings plc	245,476	2,206,797
Air Products &			ICICI Bank Ltd.	41,323	650,459
Chemicals, Inc.	1,933	125,220	ICICI Bank Ltd. ADR	22,250	692,865
BASF SE	30,160	1,273,651	Industrial & Commercial
Celanese Corp., Class A	129,000	2,645,790	Bank of China Ltd. H Shares	2,085,000	1,317,626
CF Industries Holdings, Inc.	22,012	1,709,011	Intesa Sanpaolo SpA(1)	277,610	1,004,251
E.I. du Pont de			Itau Unibanco Banco Holding
Nemours & Co.	77,468	2,205,514	SA Preference Shares	108,931	1,763,292
FMC Corp.	15,466	840,577	Kasikornbank PCL	261,600	450,900
International Flavors &			KB Financial Group, Inc.(1)	10,610	344,106
Fragrances, Inc.	13,513	431,065	Mitsubishi UFJ Financial
K+S AG	2,737	203,798	Group, Inc.	197,300	1,245,025
Minerals Technologies, Inc.	1,939	75,854	National Bank of
Monsanto Co.	29,800	2,448,070	Greece SA(1)	73,780	2,042,027
Mosaic Co. (The)	39,700	2,171,590	OTP Bank plc(1)	29,391	523,536
OM Group, Inc.(1)	8,510	225,515	PNC Financial Services
PPG Industries, Inc.	24,800	1,102,856	Group, Inc.	19,911	906,946
Scotts Miracle-Gro Co.			PT Bank Rakyat Indonesia	1,567,500	957,063
(The), Class A	31,600	1,083,880	Regions Financial Corp.	58,088	243,389
Syngenta AG	11,611	2,826,639	Royal Bank of Canada	1,520	61,134
Taiwan Fertilizer Co. Ltd.	176,000	566,114	Sberbank	726,479	1,037,147
Terra Industries, Inc.	37,437	1,040,374	Shinhan Financial Group
Wacker Chemie AG	5,070	634,642	Co. Ltd.(1)	20,680	526,743
		23,391,618	Standard Chartered plc	31,657	646,558
COMMERCIAL BANKS — 3.1%			Toronto-Dominion
Associated Banc-Corp.	29,740	430,338	Bank (The)	19,040	969,326
			Turkiye Garanti
Banco Bradesco SA			Bankasi AS(1)	762,167	1,929,659
Preference Shares	69,400	1,053,557

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
U.S. Bancorp.	106,019	$ 2,035,565	CONSTRUCTION & ENGINEERING — 0.7%
United Overseas Bank Ltd.	94,000	929,983	AECOM Technology Corp.(1)	62,754	$ 2,002,480
Valley National Bancorp.	4,166	50,580	EMCOR Group, Inc.(1)	40,196	903,204
Wells Fargo & Co.	310,264	7,911,732	Fluor Corp.	20,701	972,533
Westpac Banking Corp.	19,930	302,786	Foster Wheeler AG(1)	13,450	356,694
		45,073,638	Hyundai Development Co.	16,270	534,919
COMMERCIAL SERVICES & SUPPLIES — 0.4%			Hyundai Engineering &
Avery Dennison Corp.	32,099	884,648	Construction Co. Ltd.	12,708	656,240
Pitney Bowes, Inc.	73,446	1,680,444	Larsen & Toubro Ltd.	21,650	645,133
R.R. Donnelley & Sons Co.	49,600	668,608	Quanta Services, Inc.(1)	97,821	2,231,297
Republic Services, Inc.	17,830	406,346	Shaw Group, Inc. (The)(1)	33,897	921,998
Tetra Tech, Inc.(1)	21,500	551,905	URS Corp.(1)	25,132	1,208,347
Waste Management, Inc.	50,886	1,403,945			10,432,845
		5,595,896	CONSTRUCTION MATERIALS — 0.2%
COMMUNICATIONS EQUIPMENT — 1.4%			Asia Cement China
Cisco Systems, Inc.(1)(4)	358,319	6,628,902	Holdings Corp.(1)	1,107,500	886,881
CommScope, Inc.(1)	15,693	411,784	Asia Cement Corp.	544,554	616,298
Emulex Corp.(1)	4,970	54,620	China National Building
			Material Co. Ltd. H Shares	226,000	495,394
F5 Networks, Inc.(1)	35,508	1,127,734
			CRH plc	40,594	961,455
Juniper Networks, Inc.(1)	30,800	761,684
			Grasim Industries Ltd.	13,161	587,834
Nokia Oyj	57,570	881,755			3,547,862
Nokia Oyj ADR	16,642	254,623	CONSUMER FINANCE — 0.2%
Plantronics, Inc.	10,558	188,355	American Express Co.	60,900	1,513,365
Polycom, Inc.(1)	14,030	242,859	Capital One Financial Corp.	19,667	480,661
QUALCOMM, Inc.	123,496	5,383,191	Discover Financial Services	16,066	153,591
Research In Motion Ltd.(1)	44,046	3,463,777	Redecard SA	92,850	1,340,181
Tellabs, Inc.(1)	70,292	390,121			3,487,798
		19,789,405	CONTAINERS & PACKAGING — 0.2%
COMPUTERS & PERIPHERALS — 1.5%			Bemis Co., Inc.	52,705	1,322,368
Acer, Inc.	141,000	257,279	Crown Holdings, Inc.(1)	72,816	1,711,176
Apple, Inc.(1)(4)	54,486	7,399,744	Rock-Tenn Co., Class A	11,714	449,583
Catcher Technology Co. Ltd.	180,000	513,203	Sonoco Products Co.	4,318	105,187
Diebold, Inc.	30,185	746,173			3,588,314
EMC Corp.(1)	149,408	1,755,544	DISTRIBUTORS — 0.1%
Hewlett-Packard Co.	128,333	4,408,239	Genuine Parts Co.	32,297	1,081,303
HTC Corp.	49,000	794,146	Li & Fung Ltd.	250,000	672,665
Lexmark International, Inc.,					1,753,968
Class A(1)	35,321	577,145
			DIVERSIFIED — 0.4%
NCR Corp.(1)	31,670	340,136	iShares FTSE/Xinhua China
NetApp, Inc.(1)	56,300	1,097,850	25 Index Fund	15,270	570,182
QLogic Corp.(1)	8,203	111,971	iShares MSCI EAFE
Seagate Technology	66,579	579,903	Index Fund	8,440	400,056
Western Digital Corp.(1)	61,665	1,532,375	iShares MSCI Emerging
			Markets Index Fund	12,240	407,103
Wistron Corp.	939,000	1,492,198	iShares MSCI Japan
		21,605,906	Index Fund	257,120	2,409,214

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
iShares Russell 1000			Power Grid Corp. of
Growth Index Fund	11,800	$ 479,670	India Ltd.	99,611	$ 244,166
iShares Russell 2000			PPL Corp.	56,000	1,818,320
Index Fund	11,200	563,024	Scottish & Southern
PowerShares QQQ	16,100	570,906	Energy plc	112,009	2,115,384
		5,400,155	Southern Co. (The)	10,903	309,754
DIVERSIFIED CONSUMER SERVICES — 0.2%			Westar Energy, Inc.	77,878	1,390,122
Benesse Corp.	22,500	945,832			14,368,683
Corinthian Colleges, Inc.(1)	33,000	507,540	ELECTRICAL EQUIPMENT — 0.6%
H&R Block, Inc.	112,879	1,648,033	ABB Ltd.(1)	54,910	904,988
MegaStudy Co. Ltd.	2,309	412,342	ALSTOM SA	9,000	571,701
		3,513,747	Bharat Heavy Electricals Ltd.	14,672	680,874
DIVERSIFIED FINANCIAL SERVICES — 1.6%			China High Speed
Bank of America Corp.	371,394	4,185,610	Transmission Equipment
Citigroup, Inc.	117,518	437,167	Group Co. Ltd.	499,000	1,058,436
			Cooper Industries Ltd.,
CME Group, Inc.	4,100	1,318,724	Class A	28,629	939,604
Deutsche Boerse AG	19,810	1,729,619	Emerson Electric Co.	8,844	283,804
IntercontinentalExchange,			GrafTech International Ltd.(1)	47,251	480,543
Inc.(1)	20,800	2,242,032
JPMorgan Chase & Co.	343,637	12,680,205	Hubbell, Inc., Class B	33,390	1,108,882
			Legrand SA(1)	28,320	599,825
McGraw-Hill Cos., Inc. (The)	27,251	819,983
		23,413,340	Mitsubishi Electric Corp.	61,000	355,050
DIVERSIFIED TELECOMMUNICATION			Vestas Wind Systems A/S(1)	25,265	1,848,801
SERVICES — 1.6%			Zhuzhou CSR Times Electric
AT&T, Inc.	513,701	12,734,648	Co. Ltd. H Shares	293,000	429,792
BCE, Inc.	16,995	388,390			9,262,300
CenturyTel, Inc.	14,100	434,985	ELECTRONIC EQUIPMENT,
Embarq Corp.	13,870	582,817	INSTRUMENTS & COMPONENTS — 0.9%
			Arrow Electronics, Inc.(1)	22,115	534,962
Global Village Telecom
Holding SA(1)	40,400	679,835	AU Optronics Corp.	1,054,449	1,095,775
Koninklijke KPN NV	29,900	393,360	AU Optronics Corp. ADR	183,540	1,906,981
Telefonica SA	79,760	1,722,939	Byd Co. Ltd. H Shares(1)	113,000	452,502
Verizon			Celestica, Inc.(1)	169,263	1,115,443
Communications, Inc.	191,983	5,617,423	Corning, Inc.	114,300	1,680,210
Vimpel-Communications			Foxconn International
ADR(1)	41,110	536,897	Holdings Ltd.(1)	305,000	218,693
Windstream Corp.	3,236	27,215	Hon Hai Precision
		23,118,509	Industry Co. Ltd.	447,850	1,705,124
ELECTRIC UTILITIES — 1.0%			HOYA Corp.	37,200	779,327
American Electric			LG Display Co., Ltd. ADR	44,839	528,652
Power Co., Inc.	9,132	240,537	Molex, Inc.	103,585	1,582,779
CEZ AS	18,002	813,300	Murata Manufacturing
Entergy Corp.	16,070	1,199,143	Co. Ltd.	17,100	731,467
Exelon Corp.	49,852	2,393,395	Nidec Corp.	13,600	782,063
FPL Group, Inc.	52,131	2,946,965	Tyco Electronics Ltd.	45,510	790,509
IDACORP, Inc.	38,461	894,988			13,904,487
Pepco Holdings, Inc.	201	2,609

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
ENERGY EQUIPMENT & SERVICES — 1.7%			H.J. Heinz Co.	16,617	$ 607,850
AMEC plc	44,950	$ 491,619	Hershey Co. (The)	1,243	43,778
Atwood Oceanics, Inc.(1)	44,800	1,185,408	J.M. Smucker Co. (The)	15,420	620,809
Baker Hughes, Inc.	19,984	780,575	Kellogg Co.	33,776	1,460,812
BJ Services Co.	44,339	693,462	Kraft Foods, Inc., Class A	103,843	2,711,341
Cameron International			Kuala Lumpur Kepong Bhd	103,400	341,302
Corp.(1)	45,676	1,426,461	Nestle SA	105,740	3,842,432
Diamond Offshore			Unilever NV CVA	36,426	873,325
Drilling, Inc.	10,361	873,225	Unilever NV
ENSCO International, Inc.	20,165	784,217	New York Shares	63,200	1,513,008
Halliburton Co.	45,752	1,049,093	Wilmar International Ltd.	187,000	638,175
Nabors Industries Ltd.(1)	48,700	870,756	Wimm-Bill-Dann Foods
National Oilwell Varco, Inc.(1)	58,852	2,272,864	OJSC ADR(1)	10,995	592,191
Noble Corp.	46,489	1,597,827			19,135,770
Oceaneering			GAS UTILITIES — 0.2%
International, Inc.(1)	17,300	889,566	PT Perusahaan Gas Negara	2,470,000	693,375
Oil States			Snam Rete Gas SpA	219,472	950,523
International, Inc.(1)	13,466	351,867	Southwest Gas Corp.	20,076	417,179
Patterson-UTI Energy, Inc.	11,735	168,280	WGL Holdings, Inc.	20,189	600,017
Precision Drilling Trust	28,800	168,566			2,661,094
Saipem SpA	107,554	2,746,635	HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Schlumberger Ltd.	75,782	4,337,004	Alcon, Inc.	4,400	477,400
Seadrill Ltd.	32,240	473,818	Baxter International, Inc.	41,400	2,119,266
Transocean Ltd.(1)	25,371	2,016,487	Beckman Coulter, Inc.	31,892	1,728,546
Weatherford			Becton, Dickinson & Co.	29,451	1,993,244
International Ltd.(1)	71,000	1,469,700
		24,647,430	Boston Scientific Corp.(1)	149,794	1,408,064
			C.R. Bard, Inc.	12,750	911,497
FOOD & STAPLES RETAILING — 1.5%			Cie Generale d’Optique
Costco Wholesale Corp.	5,770	279,960	Essilor International SA	11,630	535,769
Koninklijke Ahold NV	205,420	2,491,104	Covidien Ltd.	9,200	328,624
Kroger Co. (The)	55,230	1,259,244	Edwards Lifesciences
Safeway, Inc.	47,795	968,327	Corp.(1)	20,000	1,276,800
SUPERVALU, INC.	22,504	373,566	Gen-Probe, Inc.(1)	20,157	859,293
SYSCO Corp.	73,263	1,755,381	Hospira, Inc.(1)	2,274	78,453
Tesco plc	366,224	2,169,958	Intuitive Surgical, Inc.(1)	7,171	1,073,355
Walgreen Co.	119,100	3,547,989	Kinetic Concepts, Inc.(1)	11,400	295,602
Wal-Mart Stores, Inc.	151,198	7,520,589	Medtronic, Inc.	37,900	1,301,865
Wesfarmers Ltd.	56,860	976,453	Mettler-Toledo
		21,342,571	International, Inc.(1)	5,200	370,188
FOOD PRODUCTS — 1.3%			St. Jude Medical, Inc.(1)	30,263	1,180,862
Archer-Daniels-Midland Co.	61,434	1,690,664	STERIS Corp.	18,017	425,742
Cadbury plc	17,850	156,020	Terumo Corp.	16,500	693,335
Campbell Soup Co.	11,850	328,482	Varian Medical
ConAgra Foods, Inc.	62,574	1,163,251	Systems, Inc.(1)	5,814	207,909
Danone SA	8,170	407,088	Zimmer Holdings, Inc.(1)	17,418	775,972
Dean Foods Co.(1)	17,912	336,746			18,041,786
General Mills, Inc.	35,336	1,808,496

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.9%			PF Chang’s China
Aetna, Inc.	12,000	$ 321,360	Bistro, Inc.(1)	17,900	$ 571,726
AMERIGROUP Corp.(1)	1,490	43,001	Pinnacle
			Entertainment, Inc.(1)	49,200	523,980
CIGNA Corp.	10,800	239,436
			Royal Caribbean Cruises Ltd.	34,300	516,558
Express Scripts, Inc.(1)	61,438	3,935,104
			Speedway Motorsports, Inc.	48,586	743,366
Fresenius Medical Care
AG & Co. KGaA	39,670	1,662,696	Starbucks Corp.(1)	36,100	519,479
Humana, Inc.(1)	18,166	569,141	Starwood Hotels & Resorts
			Worldwide, Inc.	2,908	71,159
LifePoint Hospitals, Inc.(1)	14,633	398,749
			TUI Travel plc	114,850	465,019
Magellan Health			WMS Industries, Inc.(1)	31,461	1,115,921
Services, Inc.(1)	7,768	231,953
Medco Health			Wynn Resorts Ltd.(1)	5,900	218,654
Solutions, Inc.(1)	18,300	839,787			18,528,074
Netcare Ltd.(1)	335,340	420,367	HOUSEHOLD DURABLES — 0.6%
Omnicare, Inc.	42,881	1,159,073	Electrolux AB(1)	24,830	317,469
Quest Diagnostics, Inc.	14,247	743,978	Harman International
UnitedHealth Group, Inc.	40,693	1,082,434	Industries, Inc.	24,020	447,733
WellCare Health			KB Home	126,900	1,903,500
Plans, Inc.(1)	17,609	334,571	LG Electronics, Inc.	13,180	1,271,017
WellPoint, Inc.(1)	25,062	1,167,137	Mohawk Industries, Inc.(1)	15,400	589,358
		13,148,787	Newell Rubbermaid, Inc.	89,700	1,032,447
HOTELS, RESTAURANTS & LEISURE — 1.3%			NVR, Inc.(1)	3,523	1,743,533
Accor SA	6,720	299,038	Toll Brothers, Inc.(1)	27,500	510,950
Boyd Gaming Corp.(1)	25,300	254,012	Whirlpool Corp.	22,148	933,317
Brinker International, Inc.	63,000	1,127,700			8,749,324
Carnival plc	42,990	1,119,766	HOUSEHOLD PRODUCTS — 0.9%
Cheesecake Factory, Inc.			Clorox Co.	5,848	306,669
(The)(1)	31,900	545,809	Colgate-Palmolive Co.	6,773	446,679
Chipotle Mexican Grill, Inc.,			Kimberly-Clark Corp.	51,296	2,661,750
Class A(1)	4,300	340,517
			Procter & Gamble Co. (The)	139,483	7,244,747
Compass Group plc	269,850	1,561,642	Reckitt Benckiser Group plc	42,825	1,857,717
Ctrip.com International
Ltd. ADR	31,040	1,271,088	Unicharm Corp.	9,400	656,706
Darden Restaurants, Inc.	23,000	831,910			13,174,268
Intercontinental Hotels			INDEPENDENT POWER PRODUCERS &
Group plc	36,950	393,677	ENERGY TRADERS — 0.2%
International Game			Mirant Corp.(1)	72,993	1,139,421
Technology	17,900	310,744	NRG Energy, Inc.(1)	109,155	2,455,987
International Speedway					3,595,408
Corp., Class A	35,651	883,788	INDUSTRIAL CONGLOMERATES — 1.2%
Las Vegas Sands Corp.(1)	106,000	1,050,460	3M Co.	65,433	3,736,224
McDonald’s Corp.	33,459	1,973,746	General Electric Co.	830,966	11,201,422
Melco Crown Entertainment			McDermott
Ltd. ADR(1)	49,400	297,388	International, Inc.(1)	66,900	1,469,793
Panera Bread Co., Class A(1)	9,995	532,134	Tyco International Ltd.	26,500	731,665
Penn National					17,139,104
Gaming, Inc.(1)	29,900	988,793

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
INSURANCE — 1.7%			Google, Inc., Class A(1)	16,830	$ 7,021,981
ACE Ltd.	15,729	$ 691,919	NetEase.com, Inc. ADR(1)	61,490	2,126,324
Admiral Group plc	66,046	922,106	NHN Corp.(1)	4,885	778,517
Aflac, Inc.	24,100	855,550	Sohu.com, Inc.(1)	12,527	790,955
Allianz SE	10,460	1,031,152	Tencent Holdings Ltd.	200,600	2,246,925
Allstate Corp. (The)	84,070	2,163,121			15,435,190
American Financial			IT SERVICES — 1.2%
Group, Inc.	18,147	388,709	Accenture Ltd., Class A	34,319	1,027,168
Aon Corp.	5,227	188,172	Affiliated Computer
Aspen Insurance			Services, Inc., Class A(1)	8,371	376,193
Holdings Ltd.	25,545	589,834	Alliance Data Systems
Berkshire Hathaway, Inc.,			Corp.(1)	16,194	655,857
Class A(1)	29	2,656,400
			Broadridge Financial
Cathay Financial			Solutions, Inc.	27,104	448,842
Holding Co. Ltd.	365,000	597,095
			Fiserv, Inc.(1)	13,700	580,332
China Life Insurance Co. Ltd.
H Shares	436,000	1,595,059	Indra Sistemas SA	32,490	740,398
Chubb Corp. (The)	29,822	1,182,442	Infosys Technologies Ltd.	20,625	705,462
CNA Financial Corp.	33,877	491,555	International Business
			Machines Corp.	98,721	10,492,068
Endurance Specialty
Holdings Ltd.	5,087	139,740	SAIC, Inc.(1)	23,992	419,140
Fidelity National Financial,			Tata Consultancy
Inc., Class A	41,300	575,722	Services Ltd.	22,340	334,342
Loews Corp.	22,300	603,215	Visa, Inc., Class A	24,300	1,645,353
Marsh & McLennan					17,425,155
Cos., Inc.	103,263	1,953,736	LEISURE EQUIPMENT & PRODUCTS(2)
MetLife, Inc.	26,516	835,254	Mattel, Inc.	11,201	174,848
Muenchener			Polaris Industries, Inc.	13,398	425,654
Rueckversicherungs-					600,502
Gesellschaft AG	16,820	2,359,999
			LIFE SCIENCES TOOLS & SERVICES — 0.2%
Odyssey Re Holdings Corp.	515	20,708
			Bruker Corp.(1)	61,615	402,346
Ping An Insurance Group Co.
of China Ltd. H Shares	62,000	431,795	Illumina, Inc.(1)	8,600	315,706
Prudential Financial, Inc.	23,104	922,081	Lonza Group AG	7,950	821,990
Sony Financial Holdings, Inc.	267	780,327	QIAGEN NV(1)	17,500	308,000
Torchmark Corp.	23,000	923,680	Thermo Fisher
			Scientific, Inc.(1)	10,700	416,337
Travelers Cos., Inc. (The)	53,148	2,160,998
		25,060,369			2,264,379
INTERNET & CATALOG RETAIL — 0.3%			MACHINERY — 1.2%
			AGCO Corp.(1)	31,845	919,047
Amazon.com, Inc.(1)	14,697	1,146,219
Netflix, Inc.(1)	26,986	1,063,788	Bucyrus International, Inc.	31,000	889,080
Rakuten, Inc.	3,150	1,732,318	Cummins, Inc.	15,156	491,509
		3,942,325	Dover Corp.	39,359	1,237,447
INTERNET SOFTWARE & SERVICES — 1.1%			Flowserve Corp.	19,091	1,404,525
Akamai Technologies, Inc.(1)	31,800	707,868	Graco, Inc.	23,294	519,223
			Illinois Tool Works, Inc.	32,400	1,046,196
Baidu, Inc. ADR(1)	1,910	504,144
			Ingersoll-Rand Co. Ltd.,
Digital River, Inc.(1)	17,200	655,836	Class A	84,500	1,709,435
Equinix, Inc.(1)	8,100	602,640

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Japan Steel Works Ltd. (The)	74,000	$ 966,722	METALS & MINING — 1.8%
Joy Global, Inc.	25,300	872,091	Agnico-Eagle Mines Ltd.	11,100	$ 686,646
Kennametal, Inc.	18,009	340,010	AK Steel Holding Corp.	39,950	571,285
Kurita Water Industries Ltd.	20,500	568,165	Allegheny Technologies, Inc.	44,640	1,580,702
Lincoln Electric			Antofagasta plc	48,768	503,814
Holdings, Inc.	10,444	426,115	BHP Billiton Ltd.	85,099	2,390,785
Navistar International			China Zhongwang
Corp.(1)	29,200	1,162,452	Holdings Ltd.(1)	225,200	207,705
PACCAR, Inc.	20,000	597,000	Cia Siderurgica Nacional
Parker-Hannifin Corp.	26,300	1,111,438	SA ADR	37,300	914,596
Shin Zu Shing Co. Ltd.	112,000	539,005	Cliffs Natural Resources, Inc.	32,793	893,609
SMC Corp.	7,500	801,732	Compass Minerals
Terex Corp.(1)	35,109	471,163	International, Inc.	4,636	248,629
Timken Co.	20,327	343,730	Evraz Group SA GDR	28,371	672,193
Valmont Industries, Inc.	15,271	1,047,743	Freeport-McMoRan
			Copper & Gold, Inc.	33,100	1,801,633
		17,463,828
			Gold Fields Ltd. ADR	32,039	435,090
MARINE — 0.1%
			Harmony Gold Mining
Diana Shipping, Inc.	39,084	704,684	Co. Ltd.(1)	40,400	491,763
Genco Shipping &			Impala Platinum
Trading Ltd.	12,900	337,335	Holdings Ltd.	47,526	1,155,213
U-Ming Marine Transport			JSW Steel Ltd.(1)	55,092	647,972
Corp.	237,000	493,675
		1,535,694	KGHM Polska Miedz SA	18,562	409,318
MEDIA — 1.2%			Kinross Gold Corp.	33,500	677,370
British Sky Broadcasting			Kobe Steel Ltd.	159,000	278,434
Group plc	185,890	1,341,108	Newmont Mining Corp.	21,461	1,048,799
CBS Corp., Class B	200,629	1,480,642	Nucor Corp.	15,800	693,778
CJ Internet Corp.	40,876	605,739	POSCO	4,897	1,641,561
Comcast Corp., Class A	210,307	2,895,927	Reliance Steel &
CTC Media, Inc.(1)	86,658	858,781	Aluminum Co.	9,125	346,659
			Rio Tinto Ltd.	9,430	492,413
DIRECTV Group, Inc. (The)(1)	40,443	909,968
			Schnitzer Steel Industries,
Interpublic Group of Cos.,			Inc., Class A	9,549	520,802
Inc. (The)(1)	19,410	101,708
			Sesa Goa Ltd.	112,815	396,818
Naspers Ltd. N Shares	38,818	933,310	United States Steel Corp.	6,041	205,877
Net Servicos de
Comunicacao SA			Vale SA Preference Shares	341,900	5,642,149
Preference Shares(1)	22,100	219,023	Walter Energy, Inc.	6,510	212,486
Publicis Groupe	19,730	640,612	Worthington Industries, Inc.	23,339	326,513
Reed Elsevier plc	1,950	15,830			26,094,612
Scripps Networks			MULTI-INDUSTRY — 0.3%
Interactive, Inc., Class A	23,500	651,890	Consumer Staples Select
SES SA Fiduciary			Sector SPDR Fund	66,771	1,543,078
Depositary Receipt	80,494	1,610,688	Financial Select Sector
Time Warner Cable, Inc.	28,421	875,083	SPDR Fund	189,820	2,344,277
Time Warner, Inc.	112,888	2,643,837	Health Care Select Sector
Viacom, Inc., Class B(1)	60,500	1,341,285	SPDR Fund	28,016	723,933
Walt Disney Co. (The)	21,073	510,388			4,611,288
		17,635,819

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
MULTI-UTILITIES — 0.3%			OAO LUKOIL	21,422	$ 1,124,913
Ameren Corp.	6,529	$ 151,865	Occidental Petroleum Corp.	55,333	3,713,398
CenterPoint Energy, Inc.	120,490	1,219,359	Origin Energy Ltd.	30,590	363,099
GDF Suez	14,846	585,284	Peabody Energy Corp.	19,175	651,566
Public Service Enterprise			Petrohawk Energy Corp.(1)	91,719	2,311,319
Group, Inc.	16,777	534,683	Petroleo Brasileiro SA ADR	118,908	5,235,519
Sempra Energy	7,500	342,600	PT Bumi Resources Tbk	3,271,500	625,602
Wisconsin Energy Corp.	28,355	1,118,888	Quicksilver Resources, Inc.(1)	50,300	565,875
Xcel Energy, Inc.	30,466	522,492	Range Resources Corp.	20,200	925,362
		4,475,171	Reliance Industries Ltd.(1)	35,640	1,720,308
MULTILINE RETAIL — 0.7%			Royal Dutch Shell plc ADR	66,200	3,568,842
Big Lots, Inc.(1)	24,600	566,046
			Sasol Ltd.	21,502	813,092
Dollar Tree, Inc.(1)	44,951	2,012,457
			Southwestern Energy Co.(1)	26,500	1,151,955
Family Dollar Stores, Inc.	72,000	2,179,440	Total SA	75,425	4,365,865
Kohl’s Corp.(1)	45,000	1,911,150
			Ultra Petroleum Corp.(1)	11,700	529,776
Next plc	19,710	468,888	Valero Energy Corp.	74,865	1,674,730
Target Corp.	73,774	2,899,318	Whiting Petroleum Corp.(1)	19,200	899,712
		10,037,299			95,345,375
OFFICE ELECTRONICS(2)
			PAPER & FOREST PRODUCTS — 0.2%
Xerox Corp.	60,300	410,040	International Paper Co.	24,900	357,813
OIL, GAS & CONSUMABLE FUELS — 6.5%			Votorantim Celulose e Papel
Alpha Natural			SA Preference Shares(1)	65,300	778,250
Resources, Inc.(1)	35,853	987,750
			Weyerhaeuser Co.	37,683	1,265,395
Anadarko Petroleum Corp.	24,164	1,154,556			2,401,458
Apache Corp.	55,720	4,694,967	PERSONAL PRODUCTS — 0.1%
Banpu Public Co. Ltd. NVDR	41,200	382,559	Estee Lauder Cos., Inc.
BG Group plc	183,260	3,358,459	(The), Class A	10,300	340,724
BP plc ADR	22,538	1,115,631	Mead Johnson Nutrition Co.,
Chevron Corp.	140,948	9,397,003	Class A(1)	30,282	943,587
China Shenhua Energy Co.			Natura Cosmeticos SA	43,200	556,796
Ltd. H Shares	191,500	639,349			1,841,107
CNOOC Ltd.	827,000	1,093,290	PHARMACEUTICALS — 4.0%
ConocoPhillips	132,520	6,074,717	Abbott Laboratories	127,555	5,747,628
Continental			Aspen Pharmacare
Resources, Inc.(1)	21,300	630,693	Holdings Ltd.(1)	95,748	577,867
Denbury Resources, Inc.(1)	51,400	883,566	AstraZeneca plc	34,400	1,433,988
Devon Energy Corp.	36,157	2,286,569	Bayer AG	14,420	821,099
EnCana Corp.	14,136	783,558	Bristol-Myers Squibb Co.	33,254	662,420
ENI SpA	124,560	3,015,318	Eli Lilly & Co.	103,723	3,585,704
EOG Resources, Inc.	20,670	1,512,837	Endo Pharmaceuticals
EQT Corp.	34,471	1,284,045	Holdings, Inc.(1)	17,396	277,118
Exxon Mobil Corp.	330,984	22,953,740	Forest Laboratories, Inc.(1)	26,006	616,082
Frontier Oil Corp.	20,710	361,804	GlaxoSmithKline plc	73,258	1,234,814
McMoRan Exploration Co.(1)	37,974	257,464	Johnson & Johnson	221,292	12,206,467
Murphy Oil Corp.	6,018	355,122	King Pharmaceuticals, Inc.(1)	84,222	796,740
OAO Gazprom ADR	80,096	1,881,445	Merck & Co., Inc.	175,816	4,849,005

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Mylan, Inc.(1)	76,700	$ 1,013,207	Burlington Northern
Novartis AG	48,490	1,938,691	Santa Fe Corp.	8,979	$ 650,439
Novo Nordisk A/S B Shares	39,740	2,069,524	Canadian National
			Railway Co.	24,620	1,059,669
Pfizer, Inc.	691,999	10,511,465
			Central Japan Railway Co.	100	640,871
Roche Holding AG	14,172	1,933,932
			CSX Corp.	12,467	395,952
Schering-Plough Corp.	44,192	1,078,285
			Norfolk Southern Corp.	11,442	425,642
Sepracor, Inc.(1)	26,355	412,456
			Union Pacific Corp.	55,150	2,717,241
Teva Pharmaceutical
Industries Ltd. ADR	54,703	2,536,031			6,344,907
Watson			SEMICONDUCTORS & SEMICONDUCTOR
Pharmaceuticals, Inc.(1)	20,622	623,815	EQUIPMENT — 2.3%
Wyeth	89,939	4,034,664	Altera Corp.	36,400	619,528
		58,961,002	Analog Devices, Inc.	15,945	389,217
PROFESSIONAL SERVICES — 0.4%			Applied Materials, Inc.	131,497	1,480,656
Adecco SA	22,580	985,282	ASML Holding NV	24,060	496,372
Capita Group plc (The)	147,299	1,708,765	ASML Holding NV
			New York Shares	27,500	569,250
Experian plc	233,060	1,725,816
			Broadcom Corp., Class A(1)	142,433	3,629,193
Manpower, Inc.	7,632	324,436
			Intel Corp.	254,259	3,996,952
SGS SA	610	763,534
			Intersil Corp., Class A	25,300	309,925
		5,507,833
			KLA-Tencor Corp.	6,679	180,333
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
			Lam Research Corp.(1)	20,378	533,700
Boston Properties, Inc.	3,582	173,082
Digital Realty Trust, Inc.	18,100	647,437	Linear Technology Corp.	39,794	931,578
			LSI Corp.(1)	70,385	314,621
Host Hotels & Resorts, Inc.	104,928	984,225
Link Real Estate Investment			Marvell Technology
			Group Ltd.(1)	167,600	1,915,668
Trust (The)	477,000	938,242
Public Storage	2,837	188,973	MediaTek, Inc.	61,560	765,046
			Microsemi Corp.(1)	84,455	1,136,764
Simon Property Group, Inc.	21,009	1,123,351
		4,055,310	National Semiconductor
			Corp.	5,416	75,174
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 0.3%			PMC - Sierra, Inc.(1)	262,700	1,993,893
Agile Property Holdings Ltd.	512,000	636,075	Samsung Electronics
China Overseas Land &			Co. Ltd.	11,115	4,983,711
Investment Ltd.	324,000	685,189	Semtech Corp.(1)	53,300	857,597
China Resources Land Ltd.	198,000	463,808	Silicon Laboratories, Inc.(1)	26,600	894,292
Guangzhou R&F Properties			Skyworks Solutions, Inc.(1)	62,145	592,242
Co. Ltd. H Shares	223,600	511,947	Taiwan Semiconductor
Huaku Development Co. Ltd.	193,000	529,085	Manufacturing Co. Ltd.	1,100,493	2,065,655
Hung Poo Real Estate			Taiwan Semiconductor
Development Corp.	292,000	452,674	Manufacturing Co. Ltd. ADR	77,480	847,631
Mitsubishi Estate Co. Ltd.	52,000	857,483	Teradyne, Inc.(1)	122,700	877,305
Sino-Ocean Land			Texas Instruments, Inc.	52,756	1,023,466
Holdings Ltd.	444,500	456,826	Xilinx, Inc.	89,984	1,866,268
		4,593,087			33,346,037
ROAD & RAIL — 0.4%			SOFTWARE — 2.1%
ALL - America Latina			Activision Blizzard, Inc.(1)	45,400	548,432
Logistica SA	78,000	455,093
			Adobe Systems, Inc.(1)	20,947	590,287

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Autodesk, Inc.(1)	27,557	$ 591,373	TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Autonomy Corp. plc(1)	33,823	847,355	Coach, Inc.(1)	24,500	$ 643,615
Cerner Corp.(1)	20,700	1,206,603	Liz Claiborne, Inc.	41,819	188,186
Changyou.com Ltd. ADR(1)	10,026	329,855	Luxottica Group SpA(1)	11,470	238,846
Macrovision Solutions			LVMH Moet Hennessy Louis
Corp.(1)	76,900	1,735,633	Vuitton SA	4,730	393,233
McAfee, Inc.(1)	45,161	1,771,666	Polo Ralph Lauren Corp.	20,671	1,112,513
Microsoft Corp.	510,963	10,674,017	VF Corp.	10,200	579,564
Nintendo Co. Ltd.	1,700	461,845			3,155,957
Novell, Inc.(1)	35,761	148,766	THRIFTS & MORTGAGE FINANCE(2)
Oracle Corp.	301,116	5,898,862	Housing Development
Quest Software, Inc.(1)	8,622	111,396	Finance Corp. Ltd.	10,883	504,156
			TOBACCO — 0.4%
salesforce.com, inc.(1)	10,400	394,680
			Altria Group, Inc.	96,462	1,648,536
SAP AG	21,110	908,794
			British American
Shanda Interactive			Tobacco plc	35,591	972,224
Entertainment Ltd. ADR(1)	29,240	1,684,809
			Lorillard, Inc.	14,000	956,620
Sybase, Inc.(1)	30,168	981,365
			Philip Morris
Symantec Corp.(1)	35,219	549,064	International, Inc.	62,382	2,659,968
Synopsys, Inc.(1)	23,267	453,241			6,237,348
Take-Two Interactive			TRADING COMPANIES & DISTRIBUTORS — 0.1%
Software, Inc.(1)	18,027	156,114
		30,044,157	Mitsubishi Corp.	85,700	1,626,397
			WESCO International, Inc.(1)	9,000	240,570
SPECIALTY RETAIL — 1.5%					1,866,967
Advance Auto Parts, Inc.	26,900	1,145,671	WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Aeropostale, Inc.(1)	38,600	1,336,332
			America Movil SAB de CV
AutoZone, Inc.(1)	1,071	162,953	ADR, Series L	64,049	2,454,998
Bed Bath & Beyond, Inc.(1)	18,900	531,279	American Tower Corp.,
Best Buy Co., Inc.	33,300	1,168,830	Class A(1)	87,500	2,788,625
CarMax, Inc.(1)	53,200	596,372	China Mobile Ltd. ADR	47,285	2,326,895
Chico’s FAS, Inc.(1)	83,700	816,912	Leap Wireless
			International, Inc.(1)	13,800	517,362
FAST RETAILING CO. LTD.	4,700	558,405	MetroPCS
Gap, Inc. (The)	139,878	2,496,822	Communications, Inc.(1)	32,757	561,128
H & M Hennes & Mauritz AB			Millicom International
B Shares	12,050	575,540	Cellular SA(1)	20,010	1,214,607
Home Depot, Inc. (The)	73,147	1,694,084	MTN Group Ltd.	68,808	1,003,397
J. Crew Group, Inc.(1)	34,300	886,998	SBA Communications Corp.,
Kingfisher plc	374,230	1,080,395	Class A(1)	114,913	2,938,326
Lowe’s Cos., Inc.	148,102	2,815,419	SOFTBANK CORP.	51,100	933,810
Nitori Co. Ltd.	21,400	1,298,472	Sprint Nextel Corp.(1)	220,200	1,134,030
O’Reilly Automotive, Inc.(1)	60,800	2,191,840	Vivo Particpacoes SA ADR	35,177	709,525
RadioShack Corp.	25,447	342,008	Vodafone Group plc	672,370	1,265,330
Ross Stores, Inc.	36,055	1,411,914			17,848,033
Sherwin-Williams Co. (The)	7,949	419,707	TOTAL COMMON STOCKS
Staples, Inc.	42,300	865,035	(Cost $862,274,808)		928,516,258
Tractor Supply Co.(1)	2,409	92,457
		22,487,445

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
U.S. Government Agency			FHLMC, 5.00%, 11/1/35(4)	$ 658,423	$ 674,918
Mortgage-Backed Securities(3) — 8.9%			FHLMC, 6.50%, 3/1/36(4)	22,233	23,679
			FHLMC, 6.50%, 3/1/36(4)	45,220	48,159
FHLMC, 6.50%, 12/1/12(4)	$ 1,564	$ 1,654
			FHLMC, 5.50%, 1/1/38(4)	3,028,481	3,132,869
FHLMC, 7.00%, 6/1/14(4)	33,228	35,211
FHLMC, 6.50%, 6/1/16(4)	139,963	148,066	FHLMC, 6.00%, 11/1/38	10,413,046	10,898,294
			FHLMC, 6.50%, 7/1/47(4)	420,956	447,718
FHLMC, 6.50%, 6/1/16(4)	158,894	167,619
			FNMA, 6.00%, 5/1/11(4)	12,683	13,071
FHLMC, 4.50%, 1/1/19(4)	2,498,786	2,582,312
			FNMA, 6.50%, 3/1/12(4)	17,731	18,774
FHLMC, 5.00%, 10/1/19(4)	69,871	72,630
			FNMA, 6.50%, 4/1/12(4)	1,086	1,150
FHLMC, 5.00%, 11/1/19(4)	360,352	374,581
			FNMA, 6.50%, 4/1/12(4)	2,558	2,709
FHLMC, 5.50%, 11/1/19(4)	8,009	8,395
			FNMA, 6.50%, 4/1/12(4)	9,827	10,405
FHLMC, 5.50%, 11/1/19(4)	9,578	10,040
			FNMA, 6.50%, 4/1/12(4)	26,253	27,798
FHLMC, 5.50%, 11/1/19(4)	10,036	10,521
			FNMA, 6.00%, 12/1/13(4)	31,704	33,580
FHLMC, 5.50%, 11/1/19(4)	11,753	12,320
			FNMA, 5.32%, 4/1/14(4)	116,191	125,270
FHLMC, 5.50%, 11/1/19(4)	14,802	15,516
			FNMA, 6.00%, 4/1/14(4)	99,594	105,488
FHLMC, 5.50%, 12/1/19(4)	10,401	10,903
			FNMA, 7.50%, 6/1/15(4)	21,444	22,731
FHLMC, 5.00%, 2/1/20(4)	5,942	6,166
			FNMA, 5.17%, 1/1/16(4)	176,247	187,515
FHLMC, 5.00%, 2/1/20(4)	13,481	13,988
			FNMA, 4.50%, 5/1/19(4)	3,088,997	3,190,321
FHLMC, 5.50%, 3/1/20(4)	12,452	13,029
			FNMA, 4.00%, 6/1/19(4)	27,452	27,889
FHLMC, 5.50%, 3/1/20(4)	19,142	20,030
			FNMA, 4.50%, 6/1/19(4)	268,207	277,005
FHLMC, 5.50%, 3/1/20(4)	40,083	41,942
			FNMA, 4.50%, 12/1/19(4)	28,960	29,910
FHLMC, 5.00%, 5/1/20(4)	7,855	8,151
			FNMA, 5.00%, 3/1/20(4)	48,960	50,856
FHLMC, 5.00%, 5/1/20(4)	24,162	25,071
			FNMA, 5.00%, 3/1/20(4)	49,364	51,353
FHLMC, 5.00%, 5/1/20(4)	44,939	46,629
			FNMA, 5.00%, 4/1/20(4)	37,734	39,196
FHLMC, 4.50%, 7/1/20(4)	254,203	261,985
			FNMA, 5.00%, 5/1/20(4)	10,853	11,274
FHLMC, 4.00%, 10/1/20(4)	85,140	86,006
			FNMA, 5.00%, 5/1/20(4)	56,539	58,728
FHLMC, 5.00%, 4/1/21(4)	9,587,325	9,947,935
			FNMA, 5.00%, 7/1/20(4)	185,923	193,122
FHLMC, 8.00%, 6/1/26(4)	2,158	2,394
			FNMA, 7.00%, 5/1/26(4)	5,613	6,149
FHLMC, 8.00%, 6/1/26(4)	2,903	3,221
			FNMA, 7.00%, 6/1/26(4)	6,632	7,266
FHLMC, 8.00%, 6/1/26(4)	8,767	9,729
			FNMA, 7.50%, 3/1/27(4)	20,749	22,921
FHLMC, 8.00%, 7/1/26(4)	1,639	1,819
			FNMA, 6.50%, 4/1/29(4)	41,763	45,116
FHLMC, 7.00%, 8/1/29(4)	8,397	9,088
			FNMA, 6.50%, 6/1/29(4)	32,461	35,067
FHLMC, 7.50%, 8/1/29(4)	24,427	26,760
			FNMA, 6.50%, 6/1/29(4)	81,907	88,483
FHLMC, 8.00%, 7/1/30(4)	50,262	55,413
			FNMA, 7.00%, 7/1/29(4)	28,425	31,141
FHLMC, 6.50%, 6/1/31(4)	98,855	106,316
			FNMA, 7.00%, 7/1/29(4)	30,249	33,135
FHLMC, 5.50%, 12/1/33(4)	1,208,785	1,254,605
			FNMA, 6.50%, 8/1/29(4)	97,154	104,954
FHLMC, 6.50%, 5/1/34(4)	42,839	45,831
			FNMA, 7.00%, 3/1/30(4)	50,464	55,286
FHLMC, 5.50%, 6/1/35(4)	154,862	160,418
			FNMA, 8.00%, 7/1/30(4)	40,104	44,386
FHLMC, 5.00%, 9/1/35(4)	78,292	80,253
			FNMA, 7.50%, 9/1/30(4)	27,552	30,417
FHLMC, 5.00%, 9/1/35(4)	117,461	120,404
			FNMA, 6.50%, 9/1/31(4)	236,035	254,836
FHLMC, 5.50%, 10/1/35(4)	102,687	106,371
			FNMA, 7.00%, 9/1/31(4)	130,745	142,903
FHLMC, 5.50%, 10/1/35(4)	312,276	323,478
			FNMA, 6.50%, 1/1/32(4)	89,170	96,161
FHLMC, 5.00%, 11/1/35(4)	540,609	554,152
			FNMA, 7.00%, 6/1/32(4)	693,447	757,228

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
FNMA, 6.50%, 10/1/32(4)	$ 388,447	$ 418,418	FNMA, 5.50%, 1/1/37	$19,702,577	$ 20,417,821
FNMA, 5.50%, 6/1/33(4)	1,036,723	1,075,978	FNMA, 5.50%, 2/1/37(4)	3,579,912	3,704,836
FNMA, 5.50%, 8/1/33(4)	2,716,104	2,818,948	FNMA, 6.00%, 5/1/37(4)	246,228	258,052
FNMA, 5.00%, 11/1/33(4)	3,919,598	4,028,040	FNMA, 6.00%, 7/1/37(4)	98,215	102,932
FNMA, 5.50%, 1/1/34(4)	4,841,856	5,023,640	FNMA, 6.50%, 8/1/37(4)	6,682,113	7,107,012
FNMA, 5.50%, 9/1/34(4)	220,799	229,021	FNMA, 4.50%, 2/1/39	7,407,455	7,480,032
FNMA, 5.50%, 10/1/34(4)	221,685	229,940	FNMA, 6.50%, 6/1/47(4)	268,576	286,101
FNMA, 6.00%, 10/1/34(4)	422,158	444,739	FNMA, 6.50%, 8/1/47(4)	720,192	767,184
FNMA, 5.00%, 11/1/34(4)	928,321	953,135	FNMA, 6.50%, 8/1/47(4)	935,653	996,704
FNMA, 5.50%, 3/1/35(4)	11,167	11,572	FNMA, 6.50%, 9/1/47(4)	116,159	123,738
FNMA, 5.50%, 3/1/35(4)	18,504	19,175	FNMA, 6.50%, 9/1/47(4)	785,160	836,392
FNMA, 5.50%, 3/1/35(4)	25,929	26,870	FNMA, 6.50%, 9/1/47(4)	967,702	1,030,844
FNMA, 5.50%, 3/1/35(4)	86,718	89,866	FNMA, 6.50%, 9/1/47(4)	2,802,627	2,985,499
FNMA, 5.50%, 3/1/35(4)	89,462	92,709	GNMA, 9.00%, 4/20/25(4)	2,767	3,002
FNMA, 5.00%, 4/1/35(4)	115,895	118,921	GNMA, 7.50%, 10/15/25(4)	6,041	6,606
FNMA, 6.00%, 5/1/35(4)	12,847	13,486	GNMA, 6.00%, 4/15/26(4)	1,683	1,771
FNMA, 6.00%, 5/1/35(4)	96,362	101,155	GNMA, 6.00%, 4/15/26(4)	2,849	2,998
FNMA, 6.00%, 6/1/35(4)	2,316	2,431	GNMA, 7.50%, 6/15/26(4)	5,097	5,576
FNMA, 6.00%, 6/1/35(4)	47,497	49,859	GNMA, 7.00%, 12/15/27(4)	40,107	43,718
FNMA, 6.00%, 6/1/35(4)	172,384	180,958	GNMA, 7.50%, 12/15/27(4)	45,068	49,332
FNMA, 5.00%, 7/1/35(4)	406,315	416,922	GNMA, 6.50%, 1/15/28(4)	38,263	41,158
FNMA, 5.50%, 7/1/35(4)	75,620	78,365	GNMA, 6.50%, 3/15/28(4)	13,964	15,021
FNMA, 6.00%, 7/1/35(4)	25,439	26,705	GNMA, 6.00%, 5/15/28(4)	62,690	66,054
FNMA, 6.00%, 7/1/35(4)	437,513	459,275	GNMA, 6.00%, 5/15/28(4)	93,408	98,420
FNMA, 5.50%, 8/1/35(4)	51,009	52,861	GNMA, 6.50%, 5/15/28(4)	7,856	8,450
FNMA, 6.00%, 8/1/35(4)	23,090	24,238	GNMA, 7.00%, 5/15/31(4)	101,343	110,713
FNMA, 4.50%, 9/1/35(4)	6,407,674	6,475,822	GNMA, 5.50%, 4/15/32(4)	74,217	77,425
FNMA, 5.50%, 9/1/35(4)	3,050	3,160	GNMA, 5.50%, 11/15/32(4)	641,538	669,264
FNMA, 5.50%, 9/1/35(4)	8,299	8,600	GNMA, 6.50%, 10/15/38(4)	13,278,711	14,059,250
FNMA, 5.50%, 9/1/35(4)	66,291	68,697	TOTAL U.S. GOVERNMENT AGENCY
FNMA, 5.50%, 9/1/35(4)	199,580	206,825	MORTGAGE-BACKED SECURITIES
			(Cost $125,855,910)		130,742,291
FNMA, 5.50%, 9/1/35(4)	377,351	391,050
FNMA, 5.00%, 10/1/35(4)	55,502	56,951	Corporate Bonds — 8.3%
FNMA, 5.50%, 10/1/35(4)	1,133,869	1,175,031	AEROSPACE & DEFENSE — 0.3%
FNMA, 6.00%, 10/1/35(4)	143,101	150,219	Alliant Techsystems, Inc.,
			6.75%, 4/1/16(4)	30,000	27,975
FNMA, 5.50%, 11/1/35(4)	524,221	543,252	Honeywell International, Inc.,
FNMA, 6.00%, 11/1/35(4)	236,504	248,267	5.30%, 3/15/17(4)	658,000	683,915
FNMA, 6.50%, 11/1/35(4)	16,946	18,100	Honeywell International, Inc.,
			5.30%, 3/1/18(4)	490,000	506,407
FNMA, 6.50%, 11/1/35(4)	33,825	36,129
FNMA, 6.50%, 12/1/35(4)	104,554	111,673	L-3 Communications Corp.,
			7.625%, 6/15/12(4)	50,000	50,063
FNMA, 6.50%, 4/1/36(4)	65,055	69,394	L-3 Communications Corp.,
FNMA, 6.00%, 8/1/36(4)	372,615	390,800	6.125%, 7/15/13(4)	375,000	349,688
FNMA, 5.00%, 10/1/36(4)	4,101,778	4,205,006

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
L-3 Communications Corp.,			State Street Corp., 4.30%,
6.375%, 10/15/15(4)	$ 250,000	$ 228,750	5/30/14(4)	$ 380,000	$ 379,726
Lockheed Martin Corp.,					7,416,396
6.15%, 9/1/36(4)	850,000	860,613	CHEMICALS — 0.1%
United Technologies Corp.,			Air Products & Chemicals,
6.05%, 6/1/36(4)	622,000	617,491	Inc., 4.15%, 2/1/13(4)	740,000	750,866
United Technologies Corp.,			Dow Chemical Co. (The),
6.125%, 7/15/38(4)	470,000	461,738	8.55%, 5/15/19(4)	320,000	320,923
		3,786,640	Huntsman International LLC,
AUTO COMPONENTS(2)			7.875%, 11/15/14	175,000	120,750
Goodyear Tire & Rubber Co.			Ineos Group Holdings plc,
(The), 9.00%, 7/1/15(4)	200,000	192,000	8.50%, 2/15/16(4)(5)	375,000	118,125
AUTOMOBILES(2)			Potash Corp of
DaimlerChrysler N.A. LLC,			Saskatchewan, Inc., 6.50%,
			5/15/19(4)	260,000	276,250
5.875%, 3/15/11(4)	610,000	617,804
BEVERAGES — 0.1%			Rohm & Haas Co., 5.60%,
			3/15/13(4)	530,000	507,126
Anheuser-Busch InBev					2,094,040
Worldwide, Inc., 6.875%,
11/15/19(5)	640,000	649,485	COMMERCIAL BANKS — 0.3%
Coca-Cola Co. (The), 5.35%,			BB&T Corp., 5.70%,
11/15/17(4)	320,000	336,067	4/30/14(4)	380,000	379,723
Dr Pepper Snapple Group,			PNC Bank N.A., 6.00%,
Inc., 6.82%, 5/1/18(4)	580,000	585,534	12/7/17(4)	640,000	557,589
SABMiller plc, 6.20%,			PNC Funding Corp., 5.125%,
7/1/11(4)(5)	520,000	534,891	12/14/10(4)	738,000	735,102
		2,105,977	SunTrust Bank, 7.25%,
			3/15/18(4)	240,000	204,715
BUILDING PRODUCTS(2)
Nortek, Inc., 10.00%,			Wachovia Bank N.A., 4.80%,
			11/1/14(4)	839,000	777,818
12/1/13(4)	200,000	130,500
CAPITAL MARKETS — 0.5%			Wachovia Bank N.A.,
			4.875%, 2/1/15(4)	312,000	276,612
Bank of New York Mellon			Wells Fargo & Co., 4.625%,
Corp. (The), 4.30%, 5/15/14	620,000	623,768	8/9/10(4)	311,000	315,261
Credit Suisse (New York),			Wells Fargo Bank N.A.,
5.00%, 5/15/13(4)	1,180,000	1,175,640
			6.45%, 2/1/11(4)	310,000	317,334
Credit Suisse (New York),					3,564,154
5.50%, 5/1/14(4)	500,000	505,753
Deutsche Bank AG			COMMERCIAL SERVICES & SUPPLIES — 0.2%
(London), 4.875%,			Allied Waste North America,
5/20/13(4)	720,000	728,605	Inc., 6.375%, 4/15/11(4)	870,000	887,787
Goldman Sachs Group, Inc.			Allied Waste North America,
(The), 6.00%, 5/1/14(4)	380,000	386,928	Inc., 7.875%, 4/15/13(4)	150,000	152,752
Goldman Sachs Group, Inc.			Allied Waste North America,
(The), 7.50%, 2/15/19	1,240,000	1,308,853	Inc., 7.25%, 3/15/15(4)	96,000	96,112
Merrill Lynch & Co., Inc.,			ARAMARK Corp., 8.50%,
4.79%, 8/4/10(4)	420,000	419,417	2/1/15(4)	200,000	191,750
Morgan Stanley, 6.00%,			Cenveo Corp., 7.875%,
4/28/15(4)	190,000	185,883	12/1/13(4)	600,000	414,000
Morgan Stanley, 6.625%,			Cenveo Corp., 8.375%,
4/1/18(4)	680,000	674,232	6/15/14(4)	325,000	224,250
Morgan Stanley, 7.30%,			Corrections Corp of America,
5/13/19(4)	1,000,000	1,027,591	6.25%, 3/15/13(4)	596,000	567,690

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Corrections Corp. of			Smurfit-Stone Container
America, 6.75%, 1/31/14(4)	$ 14,000	$ 13,510	Enterprises, Inc., 8.00%,
Pitney Bowes, Inc., 5.75%,			3/15/17(1)(6)	$ 300,000	$ 99,000
9/15/17(4)	510,000	514,125			1,236,927
Waste Management, Inc.,			DIVERSIFIED FINANCIAL SERVICES — 0.3%
7.375%, 3/11/19(4)	450,000	463,469	Bank of America Corp.,
		3,525,445	4.375%, 12/1/10(4)	590,000	586,917
COMMUNICATIONS EQUIPMENT(2)			Bank of America Corp.,
Nordic Telephone Co.			7.375%, 5/15/14(4)	350,000	368,879
Holdings ApS, 8.875%,			Bank of America Corp.,
5/1/16(4)(5)	500,000	502,500	7.625%, 6/1/19(7)	370,000	375,403
COMPUTERS & PERIPHERALS(2)			Bank of America N.A.,
Seagate Technology HDD			5.30%, 3/15/17	944,000	803,307
Holdings, 6.80%, 10/1/16(4)	100,000	75,750	Bank of America N.A.,
			6.00%, 10/15/36(4)	820,000	622,515
CONSUMER FINANCE — 0.3%
American Express Centurion			Citigroup, Inc., 5.50%,
			4/11/13(4)	960,000	921,810
Bank, 4.375%, 7/30/09(4)	570,000	570,865
American Express Centurion			Citigroup, Inc., 6.125%,
			5/15/18(4)	680,000	608,465
Bank, 5.55%, 10/17/12(4)	380,000	373,823
American Express Co.,			Citigroup, Inc., 8.50%,
			5/22/19(4)	250,000	259,630
7.25%, 5/20/14(4)	210,000	214,700
Ford Motor Credit Co. LLC,			JPMorgan Chase & Co.,
			4.65%, 6/1/14(4)	500,000	497,401
7.375%, 10/28/09	350,000	341,401			5,044,327
Ford Motor Credit Co. LLC,
7.25%, 10/25/11(4)	450,000	388,538	DIVERSIFIED TELECOMMUNICATION
General Electric Capital			SERVICES — 0.7%
Corp., 6.125%, 2/22/11(4)	760,000	795,733	Alltel Corp., 7.875%,
			7/1/32(4)	250,000	268,805
General Electric Capital
Corp., 4.80%, 5/1/13(4)	470,000	464,911	AT&T, Inc., 6.80%,
			5/15/36(4)	800,000	799,864
General Electric Capital
Corp., 5.625%, 9/15/17(4)	670,000	645,280	AT&T, Inc., 6.55%,
			2/15/39(4)	1,130,000	1,107,988
General Motors Corp.,
8.375%, 7/15/33(1)(6)	475,000	45,125	BellSouth Corp., 6.875%,
			10/15/31(4)	130,000	124,614
GMAC LLC, 6.875%,
9/15/11(5)	363,000	325,050	Cincinnati Bell, Inc., 8.375%,
			1/15/14(4)	150,000	142,687
John Deere Capital Corp.,
4.50%, 4/3/13(4)	470,000	473,958	Embarq Corp., 7.08%,
			6/1/16(4)	492,000	482,813
		4,639,384
CONTAINERS & PACKAGING — 0.1%			Frontier Communications
			Corp., 6.25%, 1/15/13(4)	325,000	305,906
Ball Corp., 6.875%,
12/15/12(4)	450,000	441,562	Frontier Communications
			Corp., 7.125%, 3/15/19(4)	200,000	177,500
Graham Packaging Co. LP/
GPC Capital Corp I, 8.50%,			Intelsat Jackson Holdings
			Ltd., 11.25%, 6/15/16(4)	300,000	309,000
10/15/12	250,000	241,250
Graham Packaging Co. LP/			Intelsat Subsidiary
GPC Capital Corp I, 9.875%,			Holding Co. Ltd., 8.875%,
			1/15/15(4)(5)	125,000	123,750
10/15/14	477,000	426,915
Graphic Packaging			Level 3 Financing, Inc.,
International Corp., 9.50%,			9.25%, 11/1/14	225,000	176,906
8/15/13(4)	30,000	28,200	MetroPCS Wireless, Inc.,
			9.25%, 11/1/14(4)	500,000	504,375

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Qwest Capital Funding, Inc.,			ELECTRONIC EQUIPMENT,
7.25%, 2/15/11(4)	$ 125,000	$ 121,875	INSTRUMENTS & COMPONENTS — 0.1%
Qwest Communications			Corning, Inc., 6.625%,
International, Inc., 7.50%,			5/15/19(4)	$ 650,000	$ 657,030
2/15/14(4)	450,000	416,250	Sanmina-SCI Corp., 8.125%,
Qwest Corp., 7.875%,			3/1/16(4)	500,000	282,500
9/1/11(4)	745,000	745,931			939,530
Qwest Corp., 7.50%,			ENERGY EQUIPMENT & SERVICES — 0.1%
10/1/14(4)	270,000	259,200
			Pride International, Inc.,
Telefonica Emisiones SAU,			8.50%, 6/15/19(7)	270,000	273,375
7.05%, 6/20/36(4)	660,000	718,793
			Weatherford International
Verizon Communications,			Ltd., 9.625%, 3/1/19(4)	600,000	679,129
Inc., 5.55%, 2/15/16(4)	684,000	704,000
					952,504
Verizon Communications,
Inc., 5.50%, 2/15/18(4)	510,000	512,438	FOOD & STAPLES RETAILING — 0.3%
Verizon Communications,			CVS Caremark Corp., 6.60%,
			3/15/19(4)	570,000	593,892
Inc., 6.25%, 4/1/37(4)	486,000	458,458
Verizon Communications,			Rite Aid Corp., 8.625%,
			3/1/15(4)	250,000	170,000
Inc., 6.40%, 2/15/38(4)	770,000	745,291
Verizon Wireless Capital			SUPERVALU, INC., 7.50%,
			11/15/14(4)	350,000	340,375
LLC, 8.50%, 11/15/18(4)(5)	1,010,000	1,228,524

Windstream Corp., 8.625%,			SYSCO Corp., 4.20%,
			2/12/13(4)	260,000	265,004
8/1/16(4)	325,000	320,938
		10,755,906	Wal-Mart Stores, Inc.,
			3.00%, 2/3/14(4)	870,000	856,367
ELECTRIC UTILITIES — 0.3%			Wal-Mart Stores, Inc.,
Carolina Power & Light Co.,			5.875%, 4/5/27(4)	654,000	652,508
5.15%, 4/1/15(4)	267,000	274,704
			Wal-Mart Stores, Inc.,
Carolina Power & Light Co.,			6.50%, 8/15/37(4)	810,000	872,199
5.25%, 12/15/15(4)	543,000	563,364
			Wal-Mart Stores, Inc.,
Cleveland Electric			6.20%, 4/15/38(4)	480,000	499,468
Illuminating Co. (The),
5.70%, 4/1/17(4)	902,000	823,057			4,249,813
Edison Mission Energy,			FOOD PRODUCTS — 0.3%
7.00%, 5/15/17(4)	325,000	237,250	General Mills, Inc., 5.65%,
			9/10/12(4)	910,000	973,571
Energy Future Holdings
Corp., 10.875%, 11/1/17(4)	225,000	160,875	Kellogg Co., 6.60%,
			4/1/11(4)	520,000	560,444
Florida Power Corp., 4.50%,
6/1/10(4)	599,000	613,946	Kellogg Co., 5.125%,
			12/3/12(4)	760,000	807,304
Florida Power Corp., 6.35%,
9/15/37(4)	510,000	541,258	Kellogg Co., 4.45%,
			5/30/16(4)	500,000	496,835
Southern California Edison
Co., 5.625%, 2/1/36(4)	776,000	752,402	Kraft Foods, Inc., 6.00%,
			2/11/13(4)	810,000	862,408
Toledo Edison Co. (The),
6.15%, 5/15/37(4)	420,000	341,559			3,700,562
		4,308,415	HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
ELECTRICAL EQUIPMENT — 0.1%			Baxter International, Inc.,
			5.90%, 9/1/16(4)	290,000	308,125
Baldor Electric Co., 8.625%,
2/15/17(4)	325,000	297,375	Baxter International, Inc.,
			5.375%, 6/1/18(4)	470,000	483,498
Rockwell Automation, Inc.,
6.25%, 12/1/37(4)	760,000	725,560	Baxter International, Inc.,
			6.25%, 12/1/37(4)	510,000	530,516
		1,022,935

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Biomet, Inc, 10.00%,			Universal City Florida
10/15/17(4)	$ 200,000	$ 205,500	Holding Co. I/II, 8.375%,
Biomet, Inc, 11.625%,			5/1/10(4)	$ 25,000	$ 18,000
10/15/17(4)	475,000	470,250	Yum! Brands, Inc., 6.875%,
		1,997,889	11/15/37(4)	530,000	472,870
HEALTH CARE PROVIDERS & SERVICES — 0.1%					2,806,009
Community Health Systems,			HOUSEHOLD DURABLES — 0.1%
Inc., 8.875%, 7/15/15(4)	150,000	149,063	D.R. Horton, Inc., 5.625%,
DaVita, Inc., 7.25%,			9/15/14(4)	70,000	59,850
3/15/15(4)	100,000	94,500	KB Home, 6.375%,
Fresenius Medical Care			8/15/11(4)	500,000	482,500
Capital Trust IV, 7.875%,			Meritage Homes Corp.,
6/15/11(4)	25,000	25,062	7.00%, 5/1/14(4)	155,000	121,675
HCA, Inc., 6.50%, 2/15/16(4)	200,000	154,000	Pulte Homes, Inc., 7.875%,
HCA, Inc., 9.25%,			8/1/11(4)	500,000	505,000
11/15/16(4)	125,000	123,125	Simmons Co., 0.00%,
Healthsouth Corp., VRN,			12/15/09(8)	95,000	2,375
8.32%, 6/15/09	250,000	231,250	Yankee Acquisition Corp.,
Healthsouth Corp., 10.75%,			8.50%, 2/15/15(4)	100,000	76,000
6/15/16	125,000	128,125			1,247,400
Omnicare, Inc., 6.875%,			HOUSEHOLD PRODUCTS(2)
12/15/15(4)	250,000	226,250	Kimberly-Clark Corp.,
Sun Healthcare Group, Inc.,			6.125%, 8/1/17(4)	540,000	583,827
9.125%, 4/15/15	200,000	198,250	INDEPENDENT POWER PRODUCERS &
Tenet Healthcare Corp.,			ENERGY TRADERS(2)
9.875%, 7/1/14(4)	400,000	402,000	AES Corp. (The), 8.00%,
		1,731,625	10/15/17(4)	325,000	303,875
HOTELS, RESTAURANTS & LEISURE — 0.2%			RRI Energy, Inc., 7.625%,
Eldorado Casino Shreveport/			6/15/14(4)	350,000	305,375
Shreveport Capital Corp.					609,250
PIK, 10.00%, 8/1/12	238,569	199,205	INDUSTRIAL CONGLOMERATES — 0.1%
Icahn Enterprises LP/Icahn			General Electric Co., 5.00%,
Enterprises Finance Corp.,			2/1/13(4)	719,000	741,085
7.125%, 2/15/13(4)	30,000	25,800
			General Electric Co., 5.25%,
Mandalay Resort Group,			12/6/17(4)	550,000	546,435
6.375%, 12/15/11(4)	75,000	52,125
					1,287,520
McDonald’s Corp., 5.35%,
3/1/18(4)	390,000	405,848	INSURANCE — 0.2%
McDonald’s Corp., 6.30%,			Allstate Corp. (The), 7.45%,
10/15/37(4)	530,000	562,398	5/16/19	380,000	398,212
MGM Mirage, 8.50%,			Fairfax Financial Holdings
			Ltd., 7.75%, 6/15/17(4)	400,000	358,000
9/15/10(4)	565,000	533,925
MGM Mirage, 6.75%,			MetLife Global Funding I,
			5.125%, 4/10/13(4)(5)	495,000	489,246
9/1/12(4)	350,000	242,375
MGM Mirage, 7.625%,			MetLife, Inc., 6.75%,
			6/1/16(4)	500,000	509,786
1/15/17(4)	125,000	80,625
Starwood Hotels & Resorts			New York Life Global
			Funding, 4.65%, 5/9/13(4)(5)	390,000	385,261
Worldwide, Inc., 6.75%,
5/15/18(4)	250,000	212,838	Prudential Financial, Inc.,
			5.40%, 6/13/35(4)	600,000	449,329

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Travelers Cos., Inc. (The),			R.H. Donnelley, Inc., 11.75%,
5.90%, 6/2/19(7)	$ 250,000	$ 256,936	5/15/15(1)(5)(6)	$ 141,000	$ 65,212
		2,846,770	Rogers Cable, Inc., 7.875%,
IT SERVICES — 0.1%			5/1/12(4)	50,000	54,001
SunGard Data Systems, Inc.,			Rogers Cable, Inc., 6.25%,
9.125%, 8/15/13(4)	490,000	474,075	6/15/13(4)	462,000	476,220
SunGard Data Systems, Inc.,			Time Warner Cable, Inc.,
10.25%, 8/15/15(4)	325,000	296,562	5.40%, 7/2/12(4)	380,000	387,638
		770,637	Time Warner Cable, Inc.,
			6.75%, 7/1/18(4)	630,000	652,453
MACHINERY — 0.1%
			Time Warner, Inc., 5.50%,
Caterpillar Financial			11/15/11(4)	450,000	465,552
Services Corp., 4.85%,
12/7/12(4)	530,000	535,269	Time Warner, Inc., 7.625%,
			4/15/31(4)	130,000	118,754
RBS Global, Inc./Rexnord
LLC, 9.50%, 8/1/14(4)	325,000	273,000	Time Warner, Inc., 7.70%,
			5/1/32(4)	390,000	358,663
RSC Equipment Rental, Inc.,
9.50%, 12/1/14(4)	300,000	235,500			8,068,947
SPX Corp., 7.625%,			METALS & MINING — 0.2%
12/15/14(4)	125,000	121,875	AK Steel Corp., 7.75%,
		1,165,644	6/15/12(4)	150,000	141,750
MEDIA — 0.6%			ArcelorMittal, 6.125%,
			6/1/18(4)	760,000	647,269
AMC Entertainment, Inc.,
8.625%, 8/15/12(4)	100,000	103,500	Barrick Gold Corp., 6.95%,
British Sky Broadcasting			4/1/19	270,000	294,697
Group plc, 9.50%,			BHP Billiton Finance USA
11/15/18(4)(5)	640,000	735,867	Ltd., 6.50%, 4/1/19(4)	270,000	295,040
Cablevision Systems Corp.,			Freeport-McMoRan
8.00%, 4/15/12(4)	400,000	395,000	Copper & Gold, Inc., 8.25%,
			4/1/15(4)	325,000	325,371
CCH I, LLC/CCH I Capital
Corp., 11.00%, 10/1/15(1)(6)	806,000	96,720	Rio Tinto Finance USA Ltd.,
			5.875%, 7/15/13(4)	500,000	489,003
Cinemark, Inc., 9.75%,
3/15/14(8)	625,000	637,500	Xstrata Finance Canada Ltd.,
			5.80%, 11/15/16(4)(5)	444,000	349,429
Comcast Corp., 5.90%,
3/15/16(4)	1,100,000	1,113,420			2,542,559
Comcast Corp., 5.70%,			MULTI-UTILITIES — 0.3%
5/15/18(4)	470,000	467,415	CenterPoint Energy
Comcast Corp., 6.40%,			Resources Corp., 6.125%,
5/15/38(4)	470,000	444,564	11/1/17(4)	530,000	478,087
CSC Holdings, Inc., 6.75%,			CenterPoint Energy
4/15/12(4)	315,000	305,550	Resources Corp., 6.25%,
			2/1/37(4)	680,000	450,981
Harland Clarke Holdings
Corp., 9.50%, 5/15/15(4)	250,000	187,500	Dominion Resources, Inc.,
			4.75%, 12/15/10(4)	581,000	596,525
Mediacom LLC/Mediacom
Capital Corp., 9.50%,			Dominion Resources, Inc.,
1/15/13(4)	275,000	264,000	6.40%, 6/15/18(4)	490,000	509,421
Nielsen Finance LLC/			NSTAR Electric Co., 5.625%,
Nielsen Finance Co., 11.50%,			11/15/17(4)	430,000	447,454
5/1/16(4)(5)	125,000	119,375	Pacific Gas & Electric Co.,
Pearson Dollar Finance Two			4.20%, 3/1/11(4)	970,000	1,002,928
plc, 6.25%, 5/6/18(4)(5)	680,000	620,043	Pacific Gas & Electric Co.,
			5.80%, 3/1/37(4)	367,000	359,480

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Pacific Gas & Electric Co.,			Nexen, Inc., 6.40%,
6.35%, 2/15/38(4)	$ 490,000	$ 516,695	5/15/37(4)	$ 510,000	$ 437,325
Sempra Energy, 6.50%,			Pacific Energy Partners
6/1/16(4)	260,000	265,804	LP/Pacific Energy Finance
Teco Finance, Inc., 6.75%,			Corp., 7.125%, 6/15/14(4)	300,000	300,503
5/1/15(4)	40,000	37,960	Petrohawk Energy Corp.,
		4,665,335	7.875%, 6/1/15(4)	100,000	93,250
MULTILINE RETAIL — 0.1%			Plains All American Pipeline
			LP, 8.75%, 5/1/19(4)	510,000	566,187
J.C. Penney Corp., Inc.,
6.875%, 10/15/15(4)	25,000	23,660	Premcor Refining Group, Inc.
			(The), 6.125%, 5/1/11(4)	1,379,000	1,404,477
Kohl’s Corp., 6.875%,
12/15/37(4)	520,000	478,817	Range Resources Corp.,
			7.375%, 7/15/13(4)	275,000	269,500
Macy’s Retail Holdings, Inc.,
5.35%, 3/15/12(4)	395,000	363,605	Range Resources Corp.,
			6.375%, 3/15/15(4)	75,000	69,563
		866,082
			Sabine Pass LNG LP, 7.50%,
OIL, GAS & CONSUMABLE FUELS — 1.0%			11/30/16(4)	350,000	285,250
Anadarko Petroleum Corp.,			Shell International Finance
8.70%, 3/15/19(4)	670,000	748,298
			BV, 4.00%, 3/21/14(4)	960,000	993,456
Canadian Natural Resources			Shell International Finance
Ltd., 5.70%, 5/15/17(4)	530,000	511,644
			BV, 6.375%, 12/15/38(4)	430,000	477,115
Chesapeake Energy Corp.,			Williams Cos., Inc. (The),
7.625%, 7/15/13(4)	125,000	117,500
			8.125%, 3/15/12(4)	450,000	460,602
Chesapeake Energy Corp.,			XTO Energy, Inc., 5.30%,
7.50%, 6/15/14(4)	450,000	418,500
			6/30/15(4)	770,000	756,420
ConocoPhillips, 6.50%,			XTO Energy, Inc., 6.50%,
2/1/39(4)	870,000	902,104
			12/15/18(4)	390,000	410,496
El Paso Corp., 6.875%,			XTO Energy, Inc., 6.10%,
6/15/14(4)	300,000	285,772
			4/1/36(4)	612,000	538,661
Enbridge Energy Partners					14,359,637
LP, 6.50%, 4/15/18(4)	980,000	897,719
Encore Acquisition Co.,			PAPER & FOREST PRODUCTS — 0.1%
9.50%, 5/1/16(4)	125,000	121,875	Boise Cascade LLC, 7.125%,
			10/15/14(4)	269,000	131,138
Enterprise Products
Operating LP, 4.95%,			Georgia-Pacific LLC, 7.70%,
6/1/10(4)	467,000	469,694	6/15/15(4)	550,000	515,625
Enterprise Products			Georgia-Pacific LLC, 7.125%,
Operating LP, 6.30%,			1/15/17(4)(5)	175,000	165,375
9/15/17(4)	820,000	790,489	International Paper Co.,
EOG Resources, Inc.,			9.375%, 5/15/19(4)	640,000	646,077
5.625%, 6/1/19(4)	380,000	390,108	Jefferson Smurfit Corp.,
Forest Oil Corp., 7.75%,			8.25%, 10/1/12(1)(6)	36,000	11,520
5/1/14(4)	550,000	517,000	Verso Paper Holdings LLC/
Kerr-McGee Corp., 6.95%,			Verso Paper, Inc., 9.125%,
7/1/24(4)	70,000	61,505	8/1/14(4)	200,000	120,000
Kinder Morgan Energy					1,589,735
Partners LP, 6.85%,			PHARMACEUTICALS — 0.3%
2/15/20(4)	510,000	509,090	Abbott Laboratories, 5.875%,
Massey Energy Co., 6.875%,			5/15/16(4)	265,000	284,548
12/15/13(4)	230,000	204,700	Abbott Laboratories, 5.60%,
Nexen, Inc., 5.65%,			11/30/17(4)	480,000	511,863
5/15/17(4)	390,000	350,834

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
AstraZeneca plc, 5.40%,			Michaels Stores, Inc.,
9/15/12(4)	$ 580,000	$ 625,659	10.00%, 11/1/14(4)	$ 275,000	$ 199,375
AstraZeneca plc, 5.90%,			Staples, Inc., 9.75%,
9/15/17(4)	790,000	845,466	1/15/14	570,000	629,321
GlaxoSmithKline Capital,			Toys “R” Us, Inc., 7.375%,
Inc., 4.85%, 5/15/13(4)	410,000	427,127	10/15/18(4)	375,000	219,375
GlaxoSmithKline Capital,			Visant Corp., 7.625%,
Inc., 6.375%, 5/15/38(4)	710,000	752,926	10/1/12(4)	56,000	55,440
Wyeth, 5.95%, 4/1/37(4)	568,000	579,247			2,839,578
		4,026,836	TEXTILES, APPAREL & LUXURY GOODS(2)
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%			Perry Ellis International, Inc.,
Host Hotels & Resorts LP,			8.875%, 9/15/13(4)	575,000	451,375
7.00%, 8/15/12(4)	550,000	530,750	Phillips-Van Heusen Corp.,
Host Hotels & Resorts LP,			7.25%, 2/15/11(4)	38,000	37,810
6.75%, 6/1/16(4)	250,000	216,250			489,185
ProLogis, 5.625%,			TOBACCO(2)
11/15/16(4)	1,100,000	832,369	Altria Group, Inc., 9.25%,
Simon Property Group LP,			8/6/19	390,000	432,762
6.75%, 5/15/14(4)	320,000	318,461
		1,897,830	TRADING COMPANIES & DISTRIBUTORS(2)
			Ashtead Capital, Inc., 9.00%,
ROAD & RAIL — 0.1%			8/15/16(4)(5)	475,000	353,875
CSX Corp., 7.375%, 2/1/19(4)	390,000	404,932	WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Norfolk Southern Corp.,			Cricket Communications,
5.90%, 6/15/19(7)	250,000	255,792	Inc., 9.375%, 11/1/14(4)	225,000	225,000
Rent-A-Center, Inc., 7.50%,			Rogers Communications,
5/1/10(4)	9,000	9,000	Inc., 6.80%, 8/15/18(4)	310,000	331,849
Union Pacific Corp., 5.75%,			Syniverse Technologies, Inc.,
11/15/17(4)	770,000	745,978	7.75%, 8/15/13(4)	100,000	86,250
		1,415,702	Vodafone Group plc, 5.625%,
SEMICONDUCTORS & SEMICONDUCTOR			2/27/17(4)	705,000	729,301
EQUIPMENT(2)					1,372,400
STATS ChipPAC Ltd., 6.75%,			TOTAL CORPORATE BONDS
11/15/11(4)	53,000	49,422	(Cost $126,284,872)		122,203,132

SOFTWARE — 0.1%			U.S. Treasury Securities — 5.9%
Intuit, Inc., 5.75%,
3/15/17(4)	571,000	530,626	U.S. Treasury Bonds,
			7.125%, 2/15/23(4)	3,000,000	3,911,721
Oracle Corp., 5.75%,
4/15/18(4)	735,000	794,541	U.S. Treasury Inflation
		1,325,167	Indexed Bonds,
			2.50%, 1/15/29(4)	1,228,505	1,279,181
SPECIALTY RETAIL — 0.2%			U.S. Treasury Inflation
Couche-Tard US LP/			Indexed Notes,
Couche-Tard Finance Corp.,			3.00%, 7/15/12(4)	32,616,137	34,787,132
7.50%, 12/15/13(4)	550,000	545,875	U.S. Treasury Inflation
GSC Holdings Corp., 8.00%,			Indexed Notes,
10/1/12(4)	470,000	474,113	1.375%, 7/15/18(4)	30,800,652	30,203,890
Home Depot, Inc. (The),			U.S. Treasury Notes,
5.875%, 12/16/36(4)	180,000	144,812	0.875%, 4/30/11(4)	15,200,000	15,203,542
Lowe’s Cos., Inc., 5.60%,			U.S. Treasury Notes,
9/15/12(4)	530,000	571,267	4.00%, 8/15/18(4)	250,000	261,328

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
U.S. Treasury Notes,			Clark County School District
2.75%, 2/15/19(4)	$ 860,000	$ 809,340	GO, Series 2005 C, (Building
TOTAL U.S. TREASURY SECURITIES			Bonds), 5.00%, 12/15/15,
(Cost $85,959,540)		86,456,134	Prerefunded at 100% of
			Par (FSA)(4)(10)	$ 7,890,000	$ 9,220,175
Commercial Paper(9) — 3.2%			Columbus Development
BASF SE, 0.70%,			Auth. Industrial Rev.,
9/25/09(4)(5)	3,900,000	3,892,083	(Litho-Krome), VRDN,
Catholic Health Initiatives,			0.80%, 6/4/09 (LOC: Bank
1.80%, 8/10/09(4)	3,900,000	3,909,867	of America N.A.)(4)	3,900,000	3,900,000
Crown Point Capital Co. LLC,			Georgia GO, Series 2008 B,
1.10%, 6/1/09(4)(5)	3,900,000	3,899,805	5.00%, 7/1/18(4)	3,325,000	3,915,620
Eli Lilly & Co., 0.30%,			Illinois GO, (Taxable
7/8/09(4)(5)	3,674,000	3,673,522	Pension), 5.10%, 6/1/33(4)	1,150,000	1,009,045
Govco LLC, 0.70%,			New Jersey State Turnpike
6/17/09(4)(5)	3,900,000	3,898,752	Auth. Rev., Series 2009 F,
			(Building Bonds), 7.41%,
Honeywell International, Inc.,			1/1/40(4)	500,000	555,295
0.96%, 12/7/09(4)(5)	3,900,000	3,890,874
			Orange County Housing
Jupiter Securitization Co.			Finance Auth. Rev., Series
LLC, 0.33%, 8/12/09(4)(5)	3,900,000	3,894,969	2002 B, (Millenia), VRDN,
Legacy Capital LLC, 1.20%,			0.75%, 6/15/09 (LOC:
7/2/09(4)(5)	3,900,000	3,897,855	FNMA)(4)	2,010,000	2,010,000
Lexington Parker Capital,			TOTAL MUNICIPAL SECURITIES
1.20%, 7/2/09(4)(5)	3,900,000	3,897,855	(Cost $35,061,671)		37,292,750

Toyota de Puerto Rico Corp.,			U.S. Government Agency
0.25%, 6/3/09(4)	3,900,000	3,899,922
U.S. Bank N.A., 0.85%,			Securities and Equivalents — 1.8%
7/22/09(4)	3,900,000	3,903,198	FIXED-RATE U.S. GOVERNMENT
Windmill Funding I Corp.,			AGENCY SECURITIES — 0.7%
0.63%, 7/23/09(4)(5)	3,900,000	3,896,763	FNMA, 2.75%, 3/13/14(4)	10,000,000	10,048,730
TOTAL COMMERCIAL PAPER			GOVERNMENT-BACKED CORPORATE BONDS(11) — 1.1%
(Cost $46,529,169)		46,555,465	Bank of America Corp., VRN,
Municipal Securities — 2.6%			1.34%, 7/30/09(4)	3,900,000	3,947,135
California Educational			Citigroup Funding, Inc., VRN,
			1.37%, 7/30/09(4)	3,900,000	3,953,906
Facilities Auth. Rev.,
Series 2007 T1,			Morgan Stanley, VRN,
(Stanford University),			1.64%, 6/22/09(4)	3,900,000	3,926,793
5.00%, 3/15/39(4)	5,000,000	5,425,000	State Street Bank and Trust
California Infrastructure &			Co., 1.85%, 3/15/11(4)	4,000,000	4,027,340
Economic Development					15,855,174
Bank Rev., Series 2003 A,			TOTAL U.S. GOVERNMENT AGENCY
(Bay Area Toll Bridges			SECURITIES AND EQUIVALENTS
Seismic Retrofit), 5.00%,			(Cost $25,662,292)		25,903,904
1/1/28, Prerefunded at
100% of Par (Ambac)(4)(10)	1,600,000	1,820,832
Clark County School District
GO, Series 2004 D, (Building
Bonds), 5.00%, 12/15/14,
Prerefunded at 100% of
Par (NATL)(4)(10)	8,140,000	9,436,783

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Commercial Mortgage-Backed			Greenwich Capital
Commercial Funding Corp.,
Securities(3) — 1.1%			Series 2006 FL4A, Class A1,
Banc of America			VRN, 0.50%, 6/5/09, resets
Commercial Mortgage, Inc.,			monthly off the 1-month
Series 2004-2, Class A3			LIBOR plus 0.09% with
SEQ, 4.05%, 11/10/38(4)	$ 3,700,000	$ 3,551,586	no caps(4)(5)	$ 575,309	$ 459,143
Banc of America			LB-UBS Commercial
Commercial Mortgage, Inc.,			Mortgage Trust, Series
Series 2006-6, Class A3			2005 C2, Class A2 SEQ,
SEQ, 5.37%, 10/10/45(4)	2,200,000	1,749,597	4.82%, 4/15/30(4)	3,053,316	2,932,570
Banc of America			Merrill Lynch Floating Trust,
Commercial Mortgage, Inc.			Series 2006-1, Class A1,
STRIPS – COUPON, Series			VRN, 0.41%, 6/15/09, resets
2004-1, Class XP, VRN,			monthly off the 1-month
0.67%, 6/1/09(4)	12,337,944	139,288	LIBOR plus 0.07% with
			no caps(4)(5)	1,541,482	1,082,655
Banc of America Large Loan,
Series 2005 MIB1, Class A1,			Washington Mutual
VRN, 0.49%, 6/15/09,			Commercial Mortgage
resets monthly off the			Securities Trust, Series
1-month LIBOR plus 0.15%			2003 C1A, Class A SEQ,
with no caps(4)(5)	1,084,393	910,254	3.83%, 1/25/35(4)(5)	48,995	47,757
Bear Stearns Commercial			TOTAL COMMERCIAL
Mortgage Securities Trust,			MORTGAGE-BACKED SECURITIES
Series 2006 BBA7, Class A1,			(Cost $18,324,958)		15,882,877
VRN, 0.45%, 6/15/09,			Collateralized Mortgage
resets monthly off the
1-month LIBOR plus 0.11%			Obligations(3) — 0.9%
with no caps(4)(5)	3,210,771	2,736,701	PRIVATE SPONSOR COLLATERALIZED
Bear Stearns Commercial			MORTGAGE OBLIGATIONS — 0.2%
Mortgage Securities Trust			Banc of America Alternative
STRIPS – COUPON, Series			Loan Trust, Series 2007-2,
2004 T16, Class X2, VRN,			Class 2A4, 5.75%,
0.85%, 6/1/09(4)	19,891,671	415,549	6/25/37(4)	3,079,030	1,965,965
Commercial Mortgage			Countrywide Home Loan
Acceptance Corp. STRIPS –			Mortgage Pass-Through
COUPON, Series 1998 C2,			Trust, Series 2007-16,
Class X, VRN, 1.73%,			Class A1, 6.50%, 10/25/37(4)	1,182,616	847,292
6/1/09(4)	2,896,187	143,704
MASTR Alternative Loans
Commercial Mortgage			Trust, Series 2003-8,
Pass-Through Certificates,			Class 4A1, 7.00%,
Series 2005 F10A, Class A1,			12/25/33(4)	56,239	52,527
VRN, 0.44%, 6/15/09, resets					2,865,784
monthly off the 1-month
LIBOR plus 0.10% with			U.S. GOVERNMENT AGENCY COLLATERALIZED
no caps(4)(5)	124,591	119,825	MORTGAGE OBLIGATIONS — 0.7%
Credit Suisse Mortgage			FHLMC, Series 2926,
Capital Certificates, Series			Class EW SEQ, 5.00%,
2007 TF2A, Class A1, VRN,			1/15/25(4)	2,650,000	2,770,990
0.52%, 6/15/09, resets			FHLMC, Series 2937,
monthly off the 1-month			Class KA, 4.50%,
LIBOR plus 0.18% with			12/15/14(4)	119,804	119,874
no caps(4)(5)	2,100,000	1,594,248	FHLMC, Series 3203,
Class VN SEQ, 5.00%,
			6/15/22(4)	5,966,000	6,270,686

Strategic Allocation: Moderate

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
FNMA, Series 2003-52,			Convertible Preferred Stocks(2)
Class KF SEQ, VRN, 0.71%,
6/25/09, resets monthly			CAPITAL MARKETS(2)
off the 1-month LIBOR			Legg Mason, Inc., 7.00%,
plus 0.40% with a cap			6/30/11
of 7.50%(4)	$ 653,341	$ 647,158	(Cost $128,914)	$ 7,000	$ 153,790
		9,808,708	Preferred Stocks(2)
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS			CONSUMER FINANCE(2)
(Cost $13,259,233)		12,674,492	Preferred Blocker, Inc.
			(GMAC LLC), 7.00%,
Asset-Backed Securities(3) — 0.2%			12/31/11(5)(12)
CenterPoint Energy			(Cost $70,945)	77	32,482
Transition Bond Co. LLC,
Series 2005 A, Class A4,			Temporary Cash Investments — 2.9%
5.17%, 8/1/19(4)	130,000	133,603	FHLB Discount Notes,
CNH Equipment Trust, Series			0.30%, 11/13/09(4)(9)	4,000,000	3,996,240
2007 C, Class A3A SEQ,			JPMorgan U.S. Treasury
5.21%, 12/15/11(4)	1,972,201	1,998,581	Plus Money Market Fund
SLM Student Loan Trust,			Agency Shares(4)	38,559,060	38,559,060
Series 2006-5, Class A2,			TOTAL TEMPORARY
VRN, 1.08%, 7/27/09, resets			CASH INVESTMENTS
quarterly off the 3-month			(Cost $42,553,560)		42,555,300
LIBOR minus 0.01% with
no caps(4)	405,765	405,599	Temporary Cash Investments –
SLM Student Loan Trust,			Segregated For Futures Contracts — 0.4%
Series 2006-10, Class A2,			JPMorgan U.S. Treasury
VRN, 1.10%, 7/27/09, resets			Plus Money Market Fund
quarterly off the 3-month			Agency Shares
LIBOR plus 0.01% with			(Cost $5,830,000)	5,830,000	5,830,000
no caps(4)	278,054	278,032
			TOTAL INVESTMENT
TOTAL ASSET-BACKED SECURITIES			SECURITIES — 99.6%
(Cost $2,785,932)		2,815,815	(Cost $1,391,167,251)		1,458,210,277
Sovereign Governments & Agencies(2)			OTHER ASSETS AND
Brazilian Government			LIABILITIES — 0.4%		5,961,150
International Bond, 5.875%,			TOTAL NET ASSETS — 100.0%		$1,464,171,427
1/15/19(4)	430,000	435,375
Hydro Quebec, 8.40%,
1/15/22(4)	130,000	160,212
TOTAL SOVEREIGN
GOVERNMENTS & AGENCIES
(Cost $585,447)		595,587

Strategic Allocation: Moderate

Futures Contracts
		Underlying Face
Contracts Purchased	Expiration Date	Amount at Value	Unrealized Gain (Loss)
127 S&P 500 E-Mini Futures	June 2009	$5,829,935	$866,756

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$5,800,000	Pay quarterly a fixed rate equal to 0.12% multiplied	—	$227,576
	by the notional amount and receive from Barclays
	Bank plc upon each default event of Pfizer, Inc.,
	par value of the proportional notional amount of
	Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.

Notes to Schedule of Investments
ADR = American Depositary Receipt	(1)	Non-income producing.
Ambac = Ambac Assurance Corporation	(2)	Category is less than 0.05% of total net assets.
CVA = Certificaten Van Aandelen	(3)	Final maturity indicated, unless otherwise noted.
EAFE = Europe, Australasia, and Far East	(4)	Security, or a portion thereof, has been segregated for futures
Equivalent = Security whose principal payments are backed by the full		contracts, swap agreements and/or when-issued securities.
faith and credit of the United States		At the period end, the aggregate value of securities pledged
		was $7,220,000.
FHLB = Federal Home Loan Bank
	(5)	Security was purchased under Rule 144A or Section 4(2) of
FHLMC = Federal Home Loan Mortgage Corporation		the Securities Act of 1933 or is a private placement and, unless
FNMA = Federal National Mortgage Association		registered under the Act or exempted from registration, may only
FSA = Financial Security Assurance, Inc.		be sold to qualified institutional investors. The aggregate value
		of these securities at the period end was $48,591,551, which
FTSE = Financial Times Stock Exchange		represented 3.3% of total net assets.
GDR = Global Depositary Receipt	(6)	Security is in default.
GMAC = General Motors Acceptance Corporation	(7)	When-issued security.
GNMA = Government National Mortgage Association	(8)	Step-coupon security. These securities are issued with a zero-
GO = General Obligation		coupon and become interest bearing at a predetermined rate and
LB-UBS = Lehman Brothers, Inc. — UBS AG		date and are issued at a substantial discount from their value
LIBOR = London Interbank Offered Rate		at maturity. Interest reset or final maturity date is indicated, as
		applicable. Rate shown is effective at the period end.
LOC = Letter of Credit	(9)	The rate indicated is the yield to maturity at purchase.
MASTR = Mortgage Asset Securitization Transactions, Inc.	(10)	Escrowed to maturity in U.S. government securities or state and
MSCI = Morgan Stanley Capital International		local government securities.
NATL = The National Public Finance Guarantee Corporation	(11)	The debt is guaranteed under the Federal Deposit Insurance
NVDR = Non-Voting Depositary Receipt		Corporation’s (FDIC) Temporary Liquidity Guarantee Program
OJSC = Open Joint Stock Company		and is backed by the full faith and credit of the United States.
		The expiration date of the FDIC’s guarantee is the earlier of the
PIK = Payment in Kind		maturity date of the debt or June 30, 2012.
resets = The frequency with which a security’s coupon changes,	(12)	Perpetual security. These securities do not have a predetermined
based on current market conditions or an underlying index. The more		maturity date. The coupon rates are fixed for a period of time and
frequently a security resets, the less risk the investor is taking that the		may be structured to adjust thereafter. Interest reset or next call
coupon will vary significantly from current market rates.		date is indicated, as applicable.
SEQ = Sequential Payer
SPDR = Standard & Poor’s Depositary Receipts
STRIPS = Separate Trading of Registered Interest and Principal	See Notes to Financial Statements.
of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated.
Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Schedule of Investments
Strategic Allocation: Aggressive

MAY 31, 2009 (UNAUDITED)

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Common Stocks — 77.5%			AUTOMOBILES — 0.6%
AEROSPACE & DEFENSE — 1.2%			Daimler AG	13,990	$ 513,091
BE Aerospace, Inc.(1)	32,937	$ 490,103	Harley-Davidson, Inc.	30,200	512,494
Boeing Co. (The)	7,500	336,375	Honda Motor Co. Ltd.	49,000	1,422,379
Cobham plc	106,013	306,843	Hyundai Motor Co.	30,869	1,718,485
General Dynamics Corp.	20,025	1,139,422	Maruti Suzuki India Ltd.	17,180	375,023
Goodrich Corp.	16,496	800,716	Toyota Motor Corp.	14,800	592,886
Honeywell International, Inc.	41,512	1,376,538			5,134,358
L-3 Communications			BEVERAGES — 1.3%
Holdings, Inc.	2,078	152,754	Anheuser-Busch InBev NV	43,519	1,538,178
Northrop Grumman Corp.	39,795	1,895,038	Coca-Cola Co. (The)	128,330	6,308,703
Precision Castparts Corp.	11,000	908,270	Pepsi Bottling Group, Inc.	5,900	193,874
Raytheon Co.	57,460	2,565,589	PepsiCo, Inc.	68,159	3,547,676
Rockwell Collins, Inc.	17,700	750,834			11,588,431
		10,722,482	BIOTECHNOLOGY — 1.2%
AIR FREIGHT & LOGISTICS — 0.4%			Actelion Ltd.(1)	10,980	568,028
C.H. Robinson			Alexion
Worldwide, Inc.	13,812	701,926	Pharmaceuticals, Inc.(1)	49,300	1,799,450
Expeditors International of			Amgen, Inc.(1)	78,255	3,908,055
Washington, Inc.	17,600	577,456	Celgene Corp.(1)	10,926	461,514
FedEx Corp.	4,994	276,817	Cephalon, Inc.(1)	1,603	93,471
United Parcel Service, Inc.,			CSL Ltd.	52,260	1,223,784
Class B	40,437	2,067,948	Gilead Sciences, Inc.(1)	50,014	2,155,603
		3,624,147
			Isis Pharmaceuticals, Inc.(1)	5,560	76,728
AIRLINES — 0.2%
			Myriad Genetics, Inc.(1)	13,200	477,312
Copa Holdings SA, Class A	3,148	109,613
Ryanair Holdings plc ADR(1)	27,127	789,938			10,763,945
			BUILDING PRODUCTS(2)
Southwest Airlines Co.	49,690	334,911
Turk Hava Yollari AO	67,341	391,945	Daikin Industries Ltd.	7,600	234,937
		1,626,407	CAPITAL MARKETS — 2.3%
AUTO COMPONENTS — 0.6%			AllianceBernstein Holding LP	25,070	478,336
Autoliv, Inc.	30,396	844,401	Ameriprise Financial, Inc.	27,533	831,497
			Bank of New York Mellon
BorgWarner, Inc.	64,000	2,064,000	Corp. (The)	57,154	1,587,738
Cie Generale des			BlackRock, Inc.	2,107	336,066
Etablissements Michelin,
Class B	10,040	610,630	Blackstone Group LP (The)	29,083	318,459
Gentex Corp.	23,136	272,773	Credit Suisse Group AG	25,530	1,142,499
Hyundai Mobis	8,153	771,905	Federated Investors, Inc.,
Magna International, Inc.,			Class B	10,592	265,118
Class A	7,118	230,837	Goldman Sachs Group, Inc.
TRW Automotive Holdings			(The)	26,011	3,760,410
Corp.(1)	27,015	240,974	Greenhill & Co., Inc.	4,900	360,150
WABCO Holdings, Inc.	18,310	310,904	Janus Capital Group, Inc.	125,800	1,275,612
		5,346,424	Jefferies Group, Inc.(1)	43,900	949,557
			Julius Baer Holding AG	33,070	1,409,057

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Knight Capital Group, Inc.,			Banco Santander SA	203,162	$ 2,190,364
Class A(1)	13,429	$ 231,113	Bank of Baroda	42,706	398,205
Lazard Ltd., Class A	29,300	828,604	Bank of China Ltd.	955,000	430,022
Legg Mason, Inc.	15,260	294,213	Bank of Montreal	4,846	194,276
Man Group plc	64,105	253,906	Barclays plc	92,710	446,939
Morgan Stanley	107,473	3,258,581	BNP Paribas	19,660	1,366,834
Northern Trust Corp.	11,616	669,662	Bumiputra - Commerce
Raymond James			Holdings Bhd	231,700	567,402
Financial, Inc.	10,112	160,781	China Construction Bank
State Street Corp.	3,038	141,115	Corp. H Shares	704,000	459,417
T. Rowe Price Group, Inc.	3,644	147,837	China Merchants Bank Co.
TD Ameritrade Holding			Ltd. H Shares	362,700	743,363
Corp.(1)	37,600	640,704	Commerce Bancshares, Inc.	780	24,547
Waddell & Reed Financial,			Commonwealth Bank of
Inc., Class A	26,200	639,280	Australia	18,990	539,743
Yuanta Financial Holding			Credicorp Ltd.	11,884	715,654
Co. Ltd.	492,000	369,373	Grupo Financiero Banorte,
		20,349,668	SAB de CV	189,709	446,476
CHEMICALS — 2.2%			Hang Seng Bank Ltd.	38,300	550,367
Agrium, Inc.	15,700	772,754	HDFC Bank Ltd.(1)	21,348	655,453
Air Liquide SA	8,640	803,705	HSBC Holdings plc	186,307	1,674,875
Air Products &			ICICI Bank Ltd.	35,339	556,266
Chemicals, Inc.	1,040	67,371	ICICI Bank Ltd. ADR	17,000	529,380
BASF SE	25,920	1,094,596	Industrial & Commercial
Celanese Corp., Class A	135,500	2,779,105	Bank of China Ltd. H Shares	1,721,000	1,087,594
CF Industries Holdings, Inc.	17,433	1,353,498	Intesa Sanpaolo SpA(1)	220,950	799,284
E.I. du Pont de			Itau Unibanco Banco Holding
Nemours & Co.	41,005	1,167,412	SA Preference Shares	89,783	1,453,338
FMC Corp.	8,204	445,887	Kasikornbank PCL	216,300	372,820
International Flavors &			Kasikornbank PCL NVDR	16,300	26,886
Fragrances, Inc.	7,316	233,380	KB Financial Group, Inc.(1)	8,100	262,701
K+S AG	2,187	162,845	Mitsubishi UFJ Financial
Minerals Technologies, Inc.	1,050	41,076	Group, Inc.	159,200	1,004,602
Monsanto Co.	30,190	2,480,109	National Bank of
Mosaic Co. (The)	41,700	2,280,990	Greece SA(1)	67,497	1,868,131
OM Group, Inc.(1)	4,515	119,648	OTP Bank plc(1)	24,257	432,085
PPG Industries, Inc.	14,700	653,709	PNC Financial Services
Scotts Miracle-Gro Co.			Group, Inc.	10,407	474,039
(The), Class A	33,600	1,152,480	PT Bank Rakyat Indonesia	1,294,500	790,379
Syngenta AG	10,139	2,468,288	Regions Financial Corp.	30,319	127,037
Taiwan Fertilizer Co. Ltd.	145,000	466,401	Royal Bank of Canada	795	31,975
Terra Industries, Inc.	25,380	705,310	Sberbank	601,906	859,302
Wacker Chemie AG	3,880	485,683	Shinhan Financial Group
		19,734,247	Co. Ltd.(1)	17,120	436,066
COMMERCIAL BANKS — 3.7%			Standard Chartered plc	24,180	493,849
Associated Banc-Corp.	16,018	231,780	Sumitomo Mitsui Financial
Banco Bradesco SA			Group, Inc.	2,800	108,379
Preference Shares	58,300	885,048

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Toronto-Dominion			Western Digital Corp.(1)	52,822	$ 1,312,627
Bank (The)	10,190	$ 518,773	Wistron Corp.	756,000	1,201,386
Turkiye Garanti					16,239,242
Bankasi AS(1)	611,789	1,548,931
			CONSTRUCTION & ENGINEERING — 1.0%
U.S. Bancorp.	56,188	1,078,810
			AECOM Technology Corp.(1)	66,783	2,131,046
United Overseas Bank Ltd.	71,000	702,434
			EMCOR Group, Inc.(1)	21,339	479,487
Valley National Bancorp.	2,444	29,675
Wells Fargo & Co.	187,355	4,777,553	Fluor Corp.	11,000	516,780
			Foster Wheeler AG(1)	7,135	189,220
		32,891,054
COMMERCIAL SERVICES & SUPPLIES — 0.4%			Hyundai Development Co.	13,480	443,191
Avery Dennison Corp.	16,201	446,500	Hyundai Engineering &
			Construction Co. Ltd.	10,518	543,148
Pitney Bowes, Inc.	39,036	893,144	Larsen & Toubro Ltd.	16,450	490,182
R.R. Donnelley & Sons Co.	26,000	350,480
			Quanta Services, Inc.(1)	104,077	2,373,996
Republic Services, Inc.	9,652	219,969
			Shaw Group, Inc. (The)(1)	28,744	781,837
Tetra Tech, Inc.(1)	23,500	603,245
			URS Corp.(1)	25,590	1,230,367
Waste Management, Inc.	26,533	732,045
		3,245,383			9,179,254
COMMUNICATIONS EQUIPMENT — 1.8%			CONSTRUCTION MATERIALS — 0.3%
Cisco Systems, Inc.(1)(4)	252,655	4,674,117	Asia Cement China Holdings
			Corp.(1)	913,500	731,526
CommScope, Inc.(1)	16,688	437,893	Asia Cement Corp.	438,407	496,166
Emulex Corp.(1)	2,617	28,761	China National Building
F5 Networks, Inc.(1)	32,761	1,040,489	Material Co. Ltd. H Shares	186,000	407,714
Juniper Networks, Inc.(1)	31,900	788,887	CRH plc	31,033	735,006
Nokia Oyj	44,000	673,914	Grasim Industries Ltd.	10,862	485,150
Nokia Oyj ADR	9,009	137,838			2,855,562
Plantronics, Inc.	5,601	99,922	CONSUMER FINANCE — 0.3%
Polycom, Inc.(1)	7,292	126,225	American Express Co.	63,100	1,568,035
QUALCOMM, Inc.	102,850	4,483,231	Capital One Financial Corp.	10,317	252,147
Research In Motion Ltd.(1)	34,070	2,679,265	Discover Financial Services	9,301	88,918
Tellabs, Inc.(1)	38,632	214,408	Redecard SA	72,600	1,047,896
		15,384,950			2,956,996
COMPUTERS & PERIPHERALS — 1.8%			CONTAINERS & PACKAGING — 0.3%
Acer, Inc.	116,000	211,662	Bemis Co., Inc.	28,351	711,327
			Crown Holdings, Inc.(1)	77,564	1,822,754
Apple, Inc.(1)(4)	42,749	5,805,742
Catcher Technology Co. Ltd.	148,000	421,967	Rock-Tenn Co., Class A	6,238	239,414
Diebold, Inc.	16,342	403,974	Sonoco Products Co.	2,518	61,339
EMC Corp.(1)	103,928	1,221,154			2,834,834
Hewlett-Packard Co.	87,567	3,007,926	DISTRIBUTORS — 0.1%
HTC Corp.	40,000	648,283	Genuine Parts Co.	17,485	585,398
Lexmark International, Inc.,			Li & Fung Ltd.	194,000	521,988
Class A(1)	18,771	306,718			1,107,386
NCR Corp.(1)	16,801	180,443	DIVERSIFIED — 0.5%
NetApp, Inc.(1)	58,400	1,138,800	iShares FTSE/Xinhua
			China 25 Index Fund	11,680	436,131
QLogic Corp.(1)	5,222	71,280
			iShares MSCI EAFE
Seagate Technology	35,279	307,280	Index Fund	6,450	305,730

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
iShares MSCI Emerging			FPL Group, Inc.	42,594	$ 2,407,839
Markets Index Fund	4,120	$ 137,032	IDACORP, Inc.	20,715	482,038
iShares MSCI Japan			Pepco Holdings, Inc.	367	4,764
Index Fund	196,660	1,842,704	Power Grid Corp. of
iShares Russell 1000			India Ltd.	82,173	201,422
Growth Index Fund	8,600	349,590	PPL Corp.	29,400	954,618
iShares Russell 2000
Index Fund	11,900	598,213	Scottish & Southern
			Energy plc	86,194	1,627,846
PowerShares QQQ	17,100	606,366	Southern Co. (The)	5,875	166,909
		4,275,766	Westar Energy, Inc.	41,946	748,736
DIVERSIFIED CONSUMER SERVICES — 0.3%					9,261,996
Benesse Corp.	17,200	723,036	ELECTRICAL EQUIPMENT — 0.8%
Corinthian Colleges, Inc.(1)	35,194	541,284
			ABB Ltd.(1)	41,800	688,919
H&R Block, Inc.	60,076	877,109	ALSTOM SA	6,880	437,034
MegaStudy Co. Ltd.	1,956	349,303	Bharat Heavy Electricals Ltd.	12,097	561,378
		2,490,732	China High Speed
DIVERSIFIED FINANCIAL SERVICES — 1.7%			Transmission Equipment
Bank of America Corp.	195,238	2,200,332	Group Co. Ltd.	408,000	865,414
Citigroup, Inc.	63,795	237,318	Cooper Industries Ltd.,
CME Group, Inc.	4,300	1,383,052	Class A	21,967	720,957
Deutsche Boerse AG	15,250	1,331,483	Emerson Electric Co.	4,788	153,647
IntercontinentalExchange,			GrafTech International Ltd.(1)	24,918	253,416
Inc.(1)	21,900	2,360,601	Hubbell, Inc., Class B	17,961	596,485
JPMorgan Chase & Co.	181,890	6,711,741	Legrand SA(1)	18,770	397,553
McGraw-Hill Cos., Inc. (The)	14,678	441,661	Vestas Wind Systems A/S(1)	21,655	1,584,634
		14,666,188	Zhuzhou CSR Times Electric
DIVERSIFIED TELECOMMUNICATION			Co. Ltd. H Shares	241,000	353,515
SERVICES — 1.5%					6,612,952
AT&T, Inc.	274,427	6,803,045	ELECTRONIC EQUIPMENT,
BCE, Inc.	9,831	224,670	INSTRUMENTS & COMPONENTS — 1.2%
CenturyTel, Inc.	14,700	453,495	Arrow Electronics, Inc.(1)	11,646	281,717
Embarq Corp.	7,468	313,805	AU Optronics Corp.	624,000	648,455
Global Village Telecom			AU Optronics Corp. ADR	155,180	1,612,320
Holding SA(1)	34,400	578,870	Byd Co. Ltd. H Shares(1)	93,500	374,416
Koninklijke KPN NV	22,880	301,006	Celestica, Inc.(1)	91,062	600,099
Telefonica SA	58,300	1,259,370	Corning, Inc.	121,800	1,790,460
Verizon			Foxconn International
Communications, Inc.	102,193	2,990,167	Holdings Ltd.(1)	250,000	179,257
Vimpel-Communications			Hon Hai Precision
ADR(1)	33,943	443,296
			Industry Co. Ltd.	368,900	1,404,533
Windstream Corp.	1,776	14,936	HOYA Corp.	28,500	597,065
		13,382,660	LG Display Co., Ltd. ADR	47,589	561,074
ELECTRIC UTILITIES — 1.1%			Molex, Inc.	55,695	851,020
American Electric Power			Murata Manufacturing
Co., Inc.	4,921	129,619	Co. Ltd.	13,100	560,364
CEZ AS	14,277	645,010	Nidec Corp.	10,400	598,048
Entergy Corp.	8,475	632,404	Tyco Electronics Ltd.	24,638	427,962
Exelon Corp.	26,261	1,260,791			10,486,790

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
ENERGY EQUIPMENT & SERVICES — 2.2%			General Mills, Inc.	28,212	$ 1,443,890
AMEC plc	34,390	$ 376,124	H.J. Heinz Co.	8,996	329,074
Atwood Oceanics, Inc.(1)	47,800	1,264,788	Hershey Co. (The)	333	11,728
Baker Hughes, Inc.	14,843	579,767	J.M. Smucker Co. (The)	8,171	328,964
BJ Services Co.	23,491	367,399	Kellogg Co.	31,423	1,359,045
Cameron International			Kraft Foods, Inc., Class A	56,668	1,479,601
Corp.(1)	44,029	1,375,026	Kuala Lumpur Kepong Bhd	87,600	289,150
Diamond Offshore			Nestle SA	87,490	3,179,255
Drilling, Inc.	5,641	475,423	Unilever NV CVA	19,720	472,793
ENSCO International, Inc.	10,684	415,501	Unilever NV New York
Halliburton Co.	24,243	555,892	Shares	33,200	794,808
Nabors Industries Ltd.(1)	51,900	927,972	Wilmar International Ltd.	158,000	539,206
National Oilwell Varco, Inc.(1)	30,993	1,196,950	Wimm-Bill-Dann Foods
Noble Corp.	38,609	1,326,991	OJSC ADR(1)	9,073	488,672
Oceaneering					13,040,828
International, Inc.(1)	18,400	946,128	GAS UTILITIES — 0.2%
Oil States			PT Perusahaan Gas Negara	2,037,500	571,964
International, Inc.(1)	7,143	186,647	Snam Rete Gas SpA	167,925	727,275
Patterson-UTI Energy, Inc.	7,032	100,839	Southwest Gas Corp.	10,813	224,694
Precision Drilling Trust	22,050	129,058	WGL Holdings, Inc.	10,930	324,840
Saipem SpA	74,112	1,892,618			1,848,773
Schlumberger Ltd.	57,099	3,267,776	HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Seadrill Ltd.	24,670	362,565	Alcon, Inc.	4,500	488,250
Transocean Ltd.(1)	21,559	1,713,509	Baxter International, Inc.	42,900	2,196,051
Weatherford			Beckman Coulter, Inc.	17,074	925,411
International Ltd.(1)	75,700	1,566,990
			Becton, Dickinson & Co.	27,013	1,828,240
		19,027,963	Boston Scientific Corp.(1)	79,900	751,060
FOOD & STAPLES RETAILING — 1.7%			C.R. Bard, Inc.	11,429	817,059
Costco Wholesale Corp.	3,108	150,800	Cie Generale d’Optique
Koninklijke Ahold NV	157,170	1,905,982	Essilor International SA	8,880	409,082
Kroger Co. (The)	29,046	662,249	Covidien Ltd.	9,500	339,340
Safeway, Inc.	25,917	525,078	Edwards Lifesciences
SUPERVALU, INC.	11,924	197,938	Corp.(1)	21,000	1,340,640
SYSCO Corp.	38,701	927,276	Gen-Probe, Inc.(1)	16,976	723,687
Tesco plc	282,163	1,671,878	Hospira, Inc.(1)	1,042	35,949
Walgreen Co.	100,700	2,999,853	Intuitive Surgical, Inc.(1)	4,881	730,588
Wal-Mart Stores, Inc.	97,944	4,871,735	Kinetic Concepts, Inc.(1)	11,900	308,567
Wesfarmers Ltd.	43,490	746,851	Medtronic, Inc.	21,100	724,785
		14,659,640	Mettler-Toledo
FOOD PRODUCTS — 1.5%			International, Inc.(1)	5,300	377,307
Archer-Daniels-Midland Co.	32,590	896,877	St. Jude Medical, Inc.(1)	24,215	944,869
Cadbury plc	13,650	119,310	STERIS Corp.	9,044	213,710
Campbell Soup Co.	6,415	177,824	Terumo Corp.	12,700	533,658
ConAgra Foods, Inc.	33,659	625,721	Varian Medical
Danone SA	6,430	320,388	Systems, Inc.(1)	3,343	119,546
Dean Foods Co.(1)	9,815	184,522	Zimmer Holdings, Inc.(1)	9,385	418,102
					14,225,901

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 1.3%			Pinnacle
Aetna, Inc.	6,300	$ 168,714	Entertainment, Inc.(1)	52,400	$ 558,060
AMERIGROUP Corp.(1)	923	26,638	Royal Caribbean Cruises Ltd.	36,500	549,690
CIGNA Corp.	11,200	248,304	Speedway Motorsports, Inc.	26,179	400,539
Express Scripts, Inc.(1)	60,150	3,852,607	Starbucks Corp.(1)	18,800	270,532
Fresenius Medical Care			Starwood Hotels & Resorts
AG & Co. KGaA	30,350	1,272,065	Worldwide, Inc.	1,659	40,596
Humana, Inc.(1)	9,541	298,920	TUI Travel plc	87,830	355,617
			WMS Industries, Inc.(1)	25,922	919,453
LifePoint Hospitals, Inc.(1)	7,871	214,485
Magellan Health			Wynn Resorts Ltd.(1)	6,300	233,478
Services, Inc.(1)	3,991	119,171			15,221,571
Medco Health			HOUSEHOLD DURABLES — 0.8%
Solutions, Inc.(1)	19,500	894,855	Electrolux AB(1)	18,970	242,545
Netcare Ltd.(1)	277,213	347,501	Harman International
Omnicare, Inc.	45,581	1,232,054	Industries, Inc.	12,749	237,641
Quest Diagnostics, Inc.	7,572	395,410	KB Home	134,100	2,011,500
UnitedHealth Group, Inc.	42,753	1,137,230	LG Electronics, Inc.	10,882	1,049,409
WellCare Health			Mohawk Industries, Inc.(1)	15,800	604,666
Plans, Inc.(1)	9,341	177,479	Newell Rubbermaid, Inc.	47,200	543,272
WellPoint, Inc.(1)	13,348	621,616	NVR, Inc.(1)	2,486	1,230,322
		11,007,049	Toll Brothers, Inc.(1)	29,100	540,678
HOTELS, RESTAURANTS & LEISURE — 1.7%			Whirlpool Corp.	17,229	726,030
Boyd Gaming Corp.(1)	26,900	270,076			7,186,063
Brinker International, Inc.	67,100	1,201,090	HOUSEHOLD PRODUCTS — 1.0%
Carnival plc	32,860	855,908	Clorox Co.	3,099	162,512
Cheesecake Factory, Inc.			Colgate-Palmolive Co.	3,553	234,320
(The)(1)	33,900	580,029
			Kimberly-Clark Corp.	27,346	1,418,984
Chipotle Mexican Grill, Inc.,
Class A(1)	4,400	348,436	Procter & Gamble Co. (The)	90,875	4,720,048
Compass Group plc	207,210	1,199,140	Reckitt Benckiser Group plc	32,242	1,398,634
Ctrip.com International			Unicharm Corp.	7,700	537,940
Ltd. ADR	28,090	1,150,285			8,472,438
Darden Restaurants, Inc.	20,600	745,102	INDEPENDENT POWER PRODUCERS &
Intercontinental Hotels			ENERGY TRADERS — 0.2%
Group plc	28,260	301,091	Mirant Corp.(1)	39,600	618,156
International Game			NRG Energy, Inc.(1)	57,822	1,300,995
Technology	19,000	329,840			1,919,151
International Speedway			INDUSTRIAL CONGLOMERATES — 1.2%
Corp., Class A	19,301	478,472	3M Co.	51,857	2,961,035
Las Vegas Sands Corp.(1)	112,900	1,118,839
			General Electric Co.	439,866	5,929,393
McDonald’s Corp.	17,923	1,057,278	McDermott
Melco Crown Entertainment			International, Inc.(1)	71,300	1,566,461
Ltd. ADR(1)	52,600	316,652
			Tyco International Ltd.	13,900	383,779
Panera Bread Co., Class A(1)	5,127	272,961			10,840,668
Penn National			INSURANCE — 1.8%
Gaming, Inc.(1)	32,100	1,061,547
			ACE Ltd.	8,324	366,173
PF Chang’s China
Bistro, Inc.(1)	19,000	606,860	Admiral Group plc	58,170	812,145

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Aflac, Inc.	25,100	$ 891,050	Sohu.com, Inc.(1)	6,684	$ 422,028
Allianz SE	8,000	788,644	Tencent Holdings Ltd.	160,200	1,794,404
Allstate Corp. (The)	43,915	1,129,933			13,133,642
American Financial			IT SERVICES — 1.4%
Group, Inc.	9,524	204,004	Accenture Ltd., Class A	18,280	547,120
Aon Corp.	2,797	100,692	Affiliated Computer
Aspen Insurance			Services, Inc., Class A(1)	4,804	215,892
Holdings Ltd.	13,505	311,830	Alliance Data Systems
Berkshire Hathaway, Inc.,			Corp.(1)	8,776	355,428
Class A(1)	16	1,465,600	Broadridge Financial
Cathay Financial Holding			Solutions, Inc.	14,590	241,610
Co. Ltd.	301,000	492,399	Fiserv, Inc.(1)	8,300	351,588
China Life Insurance Co. Ltd.			Indra Sistemas SA	24,940	568,345
H Shares	360,000	1,317,021
Chubb Corp. (The)	15,973	633,330	Infosys Technologies Ltd.	17,006	581,677
			International Business
CNA Financial Corp.	17,840	258,858	Machines Corp.	70,009	7,440,557
Endurance Specialty			SAIC, Inc.(1)	12,593	220,000
Holdings Ltd.	2,849	78,262
			Tata Consultancy
Fidelity National			Services Ltd.	14,510	217,158
Financial, Inc., Class A	44,100	614,754
Loews Corp.	11,300	305,665	Visa, Inc., Class A	25,100	1,699,521
Marsh & McLennan					12,438,896
Cos., Inc.	55,904	1,057,704	LEISURE EQUIPMENT & PRODUCTS(2)
MetLife, Inc.	14,137	445,316	Mattel, Inc.	5,704	89,039
Muenchener			Polaris Industries, Inc.	7,158	227,410
Rueckversicherungs-					316,449
Gesellschaft AG	12,850	1,802,972	LIFE SCIENCES TOOLS & SERVICES — 0.2%
Odyssey Re Holdings Corp.	286	11,500	Bruker Corp.(1)	32,649	213,198
Ping An Insurance Group Co.			Illumina, Inc.(1)	8,900	326,719
of China Ltd. H Shares	51,000	355,186
Prudential Financial, Inc.	12,328	492,011	Lonza Group AG	5,720	591,419
Sony Financial Holdings, Inc.	210	613,740	QIAGEN NV(1)	18,200	320,320
Torchmark Corp.	11,600	465,856	Thermo Fisher
			Scientific, Inc.(1)	11,100	431,901
Travelers Cos., Inc. (The)	28,105	1,142,749
					1,883,557
		16,157,394
			MACHINERY — 1.6%
INTERNET & CATALOG RETAIL — 0.4%
			AGCO Corp.(1)	16,903	487,821
Amazon.com, Inc.(1)	11,750	916,383
			Bucyrus International, Inc.	33,000	946,440
Netflix, Inc.(1)	22,036	868,659
			Cummins, Inc.	7,981	258,824
Rakuten, Inc.	2,410	1,325,360	Dover Corp.	20,903	657,190
		3,110,402	Flowserve Corp.	16,578	1,219,643
INTERNET SOFTWARE & SERVICES — 1.5%			GEA Group AG	9,182	144,293
Akamai Technologies, Inc.(1)	33,000	734,580
			Graco, Inc.	12,343	275,125
Baidu, Inc. ADR(1)	1,460	385,367
			Illinois Tool Works, Inc.	33,700	1,088,173
Digital River, Inc.(1)	18,400	701,592	Ingersoll-Rand Co. Ltd.,
Equinix, Inc.(1)	8,600	639,840	Class A	57,800	1,169,294
Google, Inc., Class A(1)(4)	13,810	5,761,946	Japan Steel Works Ltd. (The)	64,000	836,084
NetEase.com, Inc. ADR(1)	59,270	2,049,557	Joy Global, Inc.	27,000	930,690
NHN Corp.(1)	4,043	644,328

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Kennametal, Inc.	9,553	$ 180,361	METALS & MINING — 2.5%
Kurita Water Industries Ltd.	16,500	457,304	Agnico-Eagle Mines Ltd.	11,900	$ 736,134
Lincoln Electric			AK Steel Holding Corp.	42,527	608,136
Holdings, Inc.	5,508	224,726	Allegheny Technologies, Inc.	35,570	1,259,534
Navistar International			Antofagasta plc	41,668	430,465
Corp.(1)	30,200	1,202,262
			BHP Billiton Ltd.	65,624	1,843,651
PACCAR, Inc.	20,700	617,895	China Zhongwang
Parker-Hannifin Corp.	13,600	574,736	Holdings Ltd.(1)	184,400	170,075
Shin Zu Shing Co. Ltd.	92,000	442,754	Cia Siderurgica Nacional
SMC Corp.	5,800	620,006	SA ADR	39,700	973,444
Terex Corp.(1)	18,489	248,122	Cliffs Natural Resources, Inc.	28,896	787,416
Timken Co.	10,783	182,341	Compass Minerals
Valmont Industries, Inc.	15,980	1,096,388	International, Inc.	2,368	126,996
		13,860,472	Evraz Group SA GDR	23,972	567,968
MARINE — 0.2%			Freeport-McMoRan
			Copper & Gold, Inc.	35,200	1,915,936
Diana Shipping, Inc.	41,645	750,859
			Gold Fields Ltd. ADR	26,449	359,177
Genco Shipping &
Trading Ltd.	13,700	358,255	Harmony Gold Mining Co.
			Ltd.(1)	34,137	415,528
Mitsui OSK Lines Ltd.	1,000	7,128
			Impala Platinum
U-Ming Marine Transport			Holdings Ltd.	40,156	976,070
Corp.	195,000	406,188
			JSW Steel Ltd.(1)	45,468	534,778
		1,522,430
MEDIA — 1.4%			KGHM Polska Miedz SA	15,319	337,805
British Sky Broadcasting			Kinross Gold Corp.	35,700	721,854
Group plc	142,090	1,025,111	Newmont Mining Corp.	18,960	926,575
CBS Corp., Class B	105,293	777,062	Nucor Corp.	8,400	368,844
CJ Internet Corp.	34,290	508,142	POSCO	3,871	1,297,627
Comcast Corp., Class A	111,198	1,531,196	Reliance Steel &
CTC Media, Inc.(1)	71,509	708,654	Aluminum Co.	4,841	183,910
			Rio Tinto Ltd.	7,590	396,332
DIRECTV Group, Inc. (The)(1)	42,510	956,475
			Schnitzer Steel Industries,
Interpublic Group of Cos.,			Inc., Class A	5,028	274,227
Inc. (The)(1)	10,028	52,547
			Sesa Goa Ltd.	93,066	327,352
Naspers Ltd. N Shares	32,089	771,523	United States Steel Corp.	3,548	120,916
Net Servicos de
Comunicacao SA			Vale SA Preference Shares	296,200	4,887,993
Preference Shares(1)	18,100	179,381	Walter Energy, Inc.	3,455	112,771
Publicis Groupe	15,100	490,281	Worthington Industries, Inc.	12,381	173,210
Reed Elsevier plc	1,492	12,112			21,834,724
Scripps Networks			MULTI-INDUSTRY — 0.3%
Interactive, Inc., Class A	24,600	682,404	Consumer Staples Select
SES SA Fiduciary			Sector SPDR Fund	35,441	819,041
Depositary Receipt	61,205	1,224,715	Financial Select Sector
Time Warner Cable, Inc.	15,044	463,205	SPDR Fund	100,666	1,243,225
Time Warner, Inc.	59,413	1,391,452	Health Care Select Sector
Viacom, Inc., Class B(1)	31,800	705,006	SPDR Fund	14,870	384,241
Vivendi	10,340	272,979			2,446,507
Walt Disney Co. (The)	11,408	276,302
		12,028,547

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
MULTI-UTILITIES — 0.4%			OAO LUKOIL	16,664	$ 875,061
Ameren Corp.	3,535	$ 82,224	Occidental Petroleum Corp.	40,734	2,733,659
CenterPoint Energy, Inc.	64,003	647,711	Origin Energy Ltd.	23,540	279,416
GDF Suez	24,202	954,132	Peabody Energy Corp.	10,262	348,703
Public Service Enterprise			Petrohawk Energy Corp.(1)	97,726	2,462,695
Group, Inc.	8,848	281,986	Petroleo Brasileiro SA ADR	96,867	4,265,054
Sempra Energy	7,800	356,304	PT Bumi Resources Tbk	2,699,000	516,124
Wisconsin Energy Corp.	15,279	602,909	Quicksilver Resources, Inc.(1)	52,100	586,125
Xcel Energy, Inc.	16,493	282,855	Range Resources Corp.	21,600	989,496
		3,208,121	Reliance Industries Ltd.(1)	30,479	1,471,191
MULTILINE RETAIL — 1.1%			Royal Dutch Shell plc ADR	35,000	1,886,850
Big Lots, Inc.(1)	26,200	602,862
			Sasol Ltd.	17,809	673,442
Dollar Tree, Inc.(1)	44,973	2,013,441
			Southwestern Energy Co.(1)	28,200	1,225,854
Family Dollar Stores, Inc.	67,801	2,052,336	Total SA	50,142	2,902,396
Kohl’s Corp.(1)	37,400	1,588,378
			Ultra Petroleum Corp.(1)	12,300	556,944
Next plc	15,130	359,933	Valero Energy Corp.	39,480	883,168
Target Corp.	67,631	2,657,899	Whiting Petroleum Corp.(1)	20,400	955,944
		9,274,849			64,091,324
OFFICE ELECTRONICS(2)
			PAPER & FOREST PRODUCTS — 0.2%
Xerox Corp.	31,700	215,560	International Paper Co.	12,900	185,373
OIL, GAS & CONSUMABLE FUELS — 7.3%			Votorantim Celulose e Papel
Alpha Natural			SA Preference Shares(1)	53,900	642,384
Resources, Inc.(1)	29,062	800,658
			Weyerhaeuser Co.	20,291	681,372
Anadarko Petroleum Corp.	12,871	614,976			1,509,129
Apache Corp.	36,004	3,033,697	PERSONAL PRODUCTS — 0.2%
Banpu Public Co. Ltd. NVDR	34,000	315,704	Estee Lauder Cos., Inc.
BG Group plc	139,290	2,552,656	(The), Class A	10,600	350,648
BP plc ADR	12,202	603,999	Mead Johnson Nutrition Co.,
Chevron Corp.	75,043	5,003,117	Class A(1)	23,135	720,887
China Shenhua Energy Co.			Natura Cosmeticos SA	35,700	460,130
Ltd. H Shares	158,000	527,505			1,531,665
CNOOC Ltd.	682,000	901,601	PHARMACEUTICALS — 4.1%
ConocoPhillips	69,833	3,201,145	Abbott Laboratories	99,372	4,477,702
Continental			Aspen Pharmacare
Resources, Inc.(1)	22,700	672,147	Holdings Ltd.(1)	80,890	488,195
Denbury Resources, Inc.(1)	54,800	942,012	AstraZeneca plc	26,270	1,095,084
Devon Energy Corp.	19,231	1,216,168	Bayer AG	11,020	627,497
EnCana Corp.	14,030	777,683	Bristol-Myers Squibb Co.	17,887	356,309
ENI SpA	94,570	2,289,327	Eli Lilly & Co.	54,727	1,891,912
EOG Resources, Inc.	19,439	1,422,740	Endo Pharmaceuticals
EQT Corp.	18,574	691,882	Holdings, Inc.(1)	8,879	141,443
Exxon Mobil Corp.	185,445	12,860,611	Forest Laboratories, Inc.(1)	13,813	327,230
Frontier Oil Corp.	10,986	191,925	GlaxoSmithKline plc	55,970	943,413
McMoRan Exploration Co.(1)	19,441	131,810	Johnson & Johnson	116,955	6,451,238
Murphy Oil Corp.	3,192	188,360	King Pharmaceuticals, Inc.(1)	44,845	424,234
OAO Gazprom ADR	65,538	1,539,479	Merck & Co., Inc.	92,618	2,554,404

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Mylan, Inc.(1)	81,200	$ 1,072,652	Burlington Northern
Novartis AG	37,070	1,482,105	Santa Fe Corp.	4,690	$ 339,744
Novo Nordisk A/S B Shares	33,833	1,761,789	Canadian National
			Railway Co.	18,970	816,488
Pfizer, Inc.	365,223	5,547,737
			Central Japan Railway Co.	80	512,697
Roche Holding AG	10,839	1,479,106
			CSX Corp.	6,486	205,995
Schering-Plough Corp.	23,272	567,837
			Norfolk Southern Corp.	5,997	223,088
Sepracor, Inc.(1)	14,494	226,831
			Union Pacific Corp.	49,277	2,427,878
Teva Pharmaceutical
Industries Ltd. ADR	43,522	2,017,680			4,909,218
Watson			SEMICONDUCTORS & SEMICONDUCTOR
Pharmaceuticals, Inc.(1)	10,889	329,392	EQUIPMENT — 3.2%
Wyeth	47,392	2,126,005	Altera Corp.	38,800	660,376
		36,389,795	Analog Devices, Inc.	8,452	206,313
PROFESSIONAL SERVICES — 0.5%			Applied Materials, Inc.	69,824	786,218
Adecco SA	17,330	756,197	ASML Holding NV	18,450	380,635
Capita Group plc (The)	119,989	1,391,951	ASML Holding NV
			New York Shares	29,100	602,370
Experian plc	178,040	1,318,392
			Broadcom Corp., Class A(1)	138,297	3,523,808
Manpower, Inc.	4,049	172,123
			Intel Corp.	159,309	2,504,337
SGS SA	490	613,330
			Intersil Corp., Class A	26,100	319,725
		4,251,993
			KLA-Tencor Corp.	3,599	97,173
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
			Lam Research Corp.(1)	10,798	282,800
Boston Properties, Inc.	1,930	93,257
Digital Realty Trust, Inc.	18,700	668,899	Linear Technology Corp.	30,863	722,503
			LSI Corp.(1)	39,295	175,649
Host Hotels & Resorts, Inc.	55,103	516,866
Link Real Estate Investment			Marvell Technology
			Group Ltd.(1)	175,800	2,009,394
Trust (The)	444,500	874,316
Public Storage	1,529	101,847	MediaTek, Inc.	50,500	627,596
			Microsemi Corp.(1)	90,088	1,212,584
Simon Property Group, Inc.	11,295	603,944
		2,859,129	National Semiconductor
			Corp.	3,700	51,356
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 0.4%			PMC - Sierra, Inc.(1)	277,700	2,107,743
Agile Property Holdings Ltd.	422,000	524,265	Samsung Electronics
China Overseas Land &			Co. Ltd.	8,912	3,995,936
Investment Ltd.	268,000	566,761	Semtech Corp.(1)	56,800	913,912
China Resources Land Ltd.	164,000	384,165	Silicon Laboratories, Inc.(1)	28,100	944,722
Guangzhou R&F Properties			Skyworks Solutions, Inc.(1)	33,259	316,958
Co. Ltd. H Shares	184,400	422,196	Taiwan Semiconductor
Huaku Development Co. Ltd.	159,000	435,878	Manufacturing Co. Ltd.	908,085	1,704,500
Hung Poo Real Estate			Taiwan Semiconductor
Development Corp.	241,000	373,611	Manufacturing Co. Ltd. ADR	64,690	707,709
Mitsubishi Estate Co. Ltd.	40,000	659,602	Teradyne, Inc.(1)	130,800	935,220
Sino-Ocean Land			Texas Instruments, Inc.	28,080	544,752
Holdings Ltd.	367,000	377,177	Xilinx, Inc.	88,582	1,837,191
		3,743,655			28,171,480
ROAD & RAIL — 0.6%			SOFTWARE — 2.8%
ALL - America Latina			Activision Blizzard, Inc.(1)	47,300	571,384
Logistica SA	65,700	383,328
			Adobe Systems, Inc.(1)	11,099	312,770

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Autodesk, Inc.(1)	14,602	$ 313,359	TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Autonomy Corp. plc(1)	25,841	647,385	Coach, Inc.(1)	25,900	$ 680,393
Cerner Corp.(1)	22,000	1,282,380	Liz Claiborne, Inc.	22,185	99,832
Changyou.com Ltd. ADR(1)	8,270	272,083	Luxottica Group SpA(1)	5,180	107,866
Macrovision Solutions			LVMH Moet Hennessy Louis
Corp.(1)	80,900	1,825,913	Vuitton SA	3,630	301,784
McAfee, Inc.(1)	47,374	1,858,482	Polo Ralph Lauren Corp.	16,016	861,981
Microsoft Corp.	383,217	8,005,403	VF Corp.	5,400	306,828
Nintendo Co. Ltd.	1,300	353,175			2,358,684
Novell, Inc.(1)	18,782	78,133	THRIFTS & MORTGAGE FINANCE(2)
Oracle Corp.	234,668	4,597,146	Housing Development
Quest Software, Inc.(1)	4,428	57,210	Finance Corp. Ltd.	8,333	386,027
			TOBACCO — 0.4%
salesforce.com, inc.(1)	10,900	413,655
			Altria Group, Inc.	50,501	863,062
SAP AG	16,270	700,430
			British American
Shanda Interactive			Tobacco plc	21,685	592,360
Entertainment Ltd. ADR(1)	32,340	1,863,431
			Lorillard, Inc.	7,400	505,642
Sybase, Inc.(1)	15,850	515,600
			Philip Morris
Symantec Corp.(1)	18,848	293,840	International, Inc.	33,192	1,415,307
Synopsys, Inc.(1)	12,192	237,500			3,376,371
Take-Two Interactive			TRADING COMPANIES & DISTRIBUTORS — 0.2%
Software, Inc.(1)	9,563	82,816
			Mitsubishi Corp.	65,400	1,241,147
		24,282,095	WESCO International, Inc.(1)	9,300	248,589
SPECIALTY RETAIL — 2.1%					1,489,736
Advance Auto Parts, Inc.	28,600	1,218,074	WIRELESS TELECOMMUNICATION SERVICES — 1.9%
Aeropostale, Inc.(1)	41,100	1,422,882
			America Movil SAB de CV
AutoZone, Inc.(1)	565	85,965	ADR, Series L	52,278	2,003,816
Bed Bath & Beyond, Inc.(1)	20,100	565,011	American Tower Corp.,
Best Buy Co., Inc.	25,200	884,520	Class A(1)	91,800	2,925,666
CarMax, Inc.(1)	55,500	622,155	China Mobile Ltd. ADR	38,988	1,918,600
Chico’s FAS, Inc.(1)	86,700	846,192	Leap Wireless
			International, Inc.(1)	14,800	554,852
FAST RETAILING CO. LTD.	3,600	427,715	MetroPCS
Gap, Inc. (The)	73,972	1,320,400	Communications, Inc.(1)	34,979	599,190
H & M Hennes & Mauritz AB			Millicom International
B Shares	9,200	439,416	Cellular SA(1)	15,308	929,196
Home Depot, Inc. (The)	38,986	902,916	MTN Group Ltd.	56,734	827,327
J. Crew Group, Inc.(1)	35,600	920,616	SBA Communications Corp.,
Kingfisher plc	285,850	825,243	Class A(1)	122,422	3,130,331
Lowe’s Cos., Inc.	117,882	2,240,937	SOFTBANK CORP.	39,200	716,347
Nitori Co. Ltd.	12,500	758,453	Sprint Nextel Corp.(1)	234,600	1,208,190
O’Reilly Automotive, Inc.(1)	64,000	2,307,200	Vivo Particpacoes SA ADR	28,831	581,511
RadioShack Corp.	13,627	183,147	Vodafone Group plc	514,580	968,386
Ross Stores, Inc.	37,890	1,483,772			16,363,412
Sherwin-Williams Co. (The)	4,311	227,621	TOTAL COMMON STOCKS
Staples, Inc.	22,300	456,035	(Cost $629,501,921)		679,778,651
Tractor Supply Co.(1)	1,258	48,282
		18,186,552

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Corporate Bonds — 7.4%			Goldman Sachs Group, Inc.
			(The), 7.50%, 2/15/19	$ 410,000	$ 432,766
AEROSPACE & DEFENSE — 0.2%			Merrill Lynch & Co., Inc.,
Bombardier, Inc., 8.00%,			4.79%, 8/4/10(4)	139,000	138,807
11/15/14(3)(4)	$ 250,000	$ 231,875
			Morgan Stanley, 6.625%,
Honeywell International, Inc.,			4/1/18(4)	240,000	237,964
5.30%, 3/15/17(4)	214,000	222,428
			Morgan Stanley, 7.30%,
Honeywell International, Inc.,			5/13/19(4)	340,000	349,381
5.30%, 3/1/18(4)	170,000	175,692
			State Street Corp., 4.30%,
L-3 Communications Corp.,			5/30/14(4)	130,000	129,906
6.375%, 10/15/15(4)	150,000	137,250
					2,465,900
Lockheed Martin Corp.,			CHEMICALS — 0.1%
6.15%, 9/1/36(4)	257,000	260,209
United Technologies Corp.,			Air Products & Chemicals,
			Inc., 4.15%, 2/1/13(4)	260,000	263,818
6.05%, 6/1/36(4)	228,000	226,347
United Technologies Corp.,			Dow Chemical Co. (The),
			8.55%, 5/15/19(4)	110,000	110,317
6.125%, 7/15/38(4)	170,000	167,012
			Huntsman International LLC,
		1,420,813	7.875%, 11/15/14	175,000	120,750
AUTO COMPONENTS(2)
			Ineos Group Holdings plc,
Goodyear Tire & Rubber Co.			8.50%, 2/15/16(3)(4)	375,000	118,125
(The), 9.00%, 7/1/15(4)	250,000	240,000
			Potash Corp of
AUTOMOBILES(2)			Saskatchewan, Inc., 6.50%,
DaimlerChrysler N.A. LLC,			5/15/19(4)	90,000	95,625
5.875%, 3/15/11(4)	200,000	202,559	Rohm & Haas Co., 5.60%,
BEVERAGES — 0.1%			3/15/13(4)	180,000	172,231
Anheuser-Busch InBev					880,866
Worldwide, Inc., 6.875%,			COMMERCIAL BANKS — 0.1%
11/15/19(3)	210,000	213,112	BB&T Corp., 5.70%,
Coca-Cola Co. (The), 5.35%,			4/30/14(4)	130,000	129,905
11/15/17(4)	100,000	105,021	PNC Bank N.A., 6.00%,
Dr Pepper Snapple Group,			12/7/17(4)	230,000	200,384
Inc., 6.82%, 5/1/18(4)	190,000	191,813	PNC Funding Corp., 5.125%,
SABMiller plc, 6.20%,			12/14/10(4)	237,000	236,069
7/1/11(3)(4)	170,000	174,868	SunTrust Bank, 7.25%,
		684,814	3/15/18(4)	100,000	85,298
BUILDING PRODUCTS(2)			Wachovia Bank N.A., 4.80%,
Nortek, Inc., 10.00%,			11/1/14(4)	269,000	249,384
12/1/13(4)	150,000	97,875	Wachovia Bank N.A.,
CAPITAL MARKETS — 0.3%			4.875%, 2/1/15(4)	101,000	89,544
Bank of New York Mellon			Wells Fargo & Co., 4.625%,
Corp. (The), 4.30%, 5/15/14	210,000	211,277	8/9/10(4)	97,000	98,329
Credit Suisse (New York),			Wells Fargo Bank N.A.,
5.00%, 5/15/13(4)	410,000	408,485	6.45%, 2/1/11(4)	100,000	102,366
Credit Suisse (New York),					1,191,279
5.50%, 5/1/14(4)	170,000	171,956	COMMERCIAL SERVICES & SUPPLIES — 0.3%
Deutsche Bank AG			Allied Waste North America,
(London), 4.875%,			Inc., 6.375%, 4/15/11(4)	600,000	612,267
5/20/13(4)	250,000	252,988	Allied Waste North America,
Goldman Sachs Group, Inc.			Inc., 7.875%, 4/15/13(4)	100,000	101,835
(The), 6.00%, 5/1/14(4)	130,000	132,370

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
ARAMARK Corp., 8.50%,			Smurfit-Stone Container
2/1/15(4)	$ 200,000	$ 191,750	Enterprises, Inc., 8.00%,
Cenveo Corp., 7.875%,			3/15/17(1)(6)	$ 300,000	$ 99,000
12/1/13(4)	650,000	448,500			653,500
Cenveo Corp., 8.375%,			DIVERSIFIED FINANCIAL SERVICES — 0.2%
6/15/14(4)	325,000	224,250	Bank of America Corp.,
Corrections Corp of America,			4.375%, 12/1/10(4)	200,000	198,955
6.25%, 3/15/13(4)	550,000	523,875	Bank of America Corp.,
Pitney Bowes, Inc., 5.75%,			7.375%, 5/15/14(4)	100,000	105,394
9/15/17(4)	170,000	171,375	Bank of America Corp.,
Waste Management, Inc.,			7.625%, 6/1/19(7)	120,000	121,752
7.375%, 3/11/19(4)	150,000	154,489	Bank of America N.A.,
		2,428,341	5.30%, 3/15/17(4)	303,000	257,841
COMMUNICATIONS EQUIPMENT — 0.1%			Bank of America N.A.,
Nordic Telephone Co.			6.00%, 10/15/36(4)	260,000	197,383
Holdings ApS, 8.875%,			Citigroup, Inc., 5.50%,
5/1/16(3)(4)	575,000	577,875	4/11/13(4)	330,000	316,872
COMPUTERS & PERIPHERALS(2)			Citigroup, Inc., 6.125%,
Seagate Technology HDD			5/15/18(4)	240,000	214,753
Holdings, 6.80%, 10/1/16(4)	250,000	189,375	Citigroup, Inc., 8.50%,
CONSUMER FINANCE — 0.3%			5/22/19(4)	80,000	83,082
American Express Centurion			JPMorgan Chase & Co.,
Bank, 4.375%, 7/30/09(4)	185,000	185,281	4.65%, 6/1/14(4)	170,000	169,116
American Express Centurion					1,665,148
Bank, 5.55%, 10/17/12(4)	130,000	127,887	DIVERSIFIED TELECOMMUNICATION
American Express Co.,			SERVICES — 0.6%
7.25%, 5/20/14(4)	70,000	71,567	Alltel Corp., 7.875%,
Ford Motor Credit Co. LLC,			7/1/32(4)	80,000	86,018
7.375%, 10/28/09	350,000	341,400	AT&T, Inc., 6.80%,
Ford Motor Credit Co. LLC,			5/15/36(4)	270,000	269,954
7.25%, 10/25/11(4)	450,000	388,538	AT&T, Inc., 6.55%,
General Electric Capital			2/15/39(4)	370,000	362,792
Corp., 6.125%, 2/22/11(4)	245,000	256,519	BellSouth Corp., 6.875%,
General Electric Capital			10/15/31(4)	37,000	35,467
Corp., 4.80%, 5/1/13(4)	160,000	158,267	Cincinnati Bell, Inc., 8.375%,
General Electric Capital			1/15/14(4)	150,000	142,688
Corp., 5.625%, 9/15/17(4)	215,000	207,068	Embarq Corp., 7.08%,
General Motors Corp.,			6/1/16(4)	158,000	155,050
8.375%, 7/15/33(1)(6)	475,000	45,125	Frontier Communications
GMAC LLC, 6.875%,			Corp., 6.25%, 1/15/13(4)	350,000	329,437
9/15/11(3)	618,000	553,390	Frontier Communications
John Deere Capital Corp.,			Corp., 7.125%, 3/15/19(4)	200,000	177,500
4.50%, 4/3/13(4)	170,000	171,432	Intelsat Jackson Holdings
		2,506,474	Ltd., 11.25%, 6/15/16(4)	200,000	206,000
CONTAINERS & PACKAGING — 0.1%			Intelsat Subsidiary
			Holding Co. Ltd., 8.875%,
Graham Packaging Co. LP/			1/15/15(3)(4)	175,000	173,250
GPC Capital Corp I, 8.50%,
10/15/12	250,000	241,250	Level 3 Financing, Inc.,
			9.25%, 11/1/14	250,000	196,563
Graham Packaging Co. LP/
GPC Capital Corp I, 9.875%,			MetroPCS Wireless, Inc.,
10/15/14	350,000	313,250	9.25%, 11/1/14(4)	500,000	504,375

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Qwest Capital Funding, Inc.,			ELECTRONIC EQUIPMENT,
7.25%, 2/15/11(4)	$ 125,000	$ 121,875	INSTRUMENTS & COMPONENTS — 0.1%
Qwest Communications			Corning, Inc., 6.625%,
International, Inc., 7.50%,			5/15/19(4)	$ 220,000	$ 222,379
2/15/14(4)	550,000	508,750	Flextronics International
Qwest Corp., 7.875%,			Ltd., 6.50%, 5/15/13(4)	500,000	475,000
9/1/11(4)	565,000	565,706	Sanmina-SCI Corp., 8.125%,
Qwest Corp., 7.50%,			3/1/16(4)	750,000	423,750
10/1/14(4)	90,000	86,400			1,121,129
Telefonica Emisiones SAU,			ENERGY EQUIPMENT & SERVICES(2)
7.05%, 6/20/36(4)	200,000	217,816
			Pride International, Inc.,
Verizon Communications,			8.50%, 6/15/19(7)	90,000	91,125
Inc., 5.55%, 2/15/16(4)	219,000	225,404
			Weatherford International
Verizon Communications,			Ltd., 9.625%, 3/1/19(4)	200,000	226,376
Inc., 5.50%, 2/15/18(4)	180,000	180,860
					317,501
Verizon Communications,
Inc., 6.25%, 4/1/37(4)	150,000	141,500	FOOD & STAPLES RETAILING — 0.2%
Verizon Communications,			CVS Caremark Corp., 6.60%,
Inc., 6.40%, 2/15/38(4)	270,000	261,336	3/15/19(4)	190,000	197,964
Verizon Wireless Capital			Rite Aid Corp., 8.625%,
LLC, 8.50%, 11/15/18(3)(4)	340,000	413,562	3/1/15(4)	250,000	170,000
Windstream Corp., 8.625%,			SUPERVALU, INC., 7.50%,
8/1/16(4)	300,000	296,250	11/15/14(4)	600,000	583,500
		5,658,553	SYSCO Corp., 4.20%,
			2/12/13(4)	90,000	91,732
ELECTRIC UTILITIES — 0.2%
			Wal-Mart Stores, Inc.,
Carolina Power & Light Co.,			3.00%, 2/3/14(4)	290,000	285,456
5.15%, 4/1/15(4)	83,000	85,395
			Wal-Mart Stores, Inc.,
Carolina Power & Light Co.,			5.875%, 4/5/27(4)	213,000	212,514
5.25%, 12/15/15(4)	174,000	180,525
			Wal-Mart Stores, Inc.,
Cleveland Electric			6.50%, 8/15/37(4)	280,000	301,501
Illuminating Co. (The),
5.70%, 4/1/17(4)	289,000	263,707	Wal-Mart Stores, Inc.,
			6.20%, 4/15/38(4)	170,000	176,895
Edison Mission Energy,
7.00%, 5/15/17(4)	375,000	273,750			2,019,562
Energy Future Holdings			FOOD PRODUCTS — 0.2%
Corp., 10.875%, 11/1/17(4)	275,000	196,625	General Mills, Inc., 5.65%,
Florida Power Corp., 4.50%,			9/10/12(4)	325,000	347,704
6/1/10(4)	192,000	196,791	Kellogg Co., 6.60%,
Florida Power Corp., 6.35%,			4/1/11(4)	180,000	194,000
9/15/37(4)	170,000	180,419	Kellogg Co., 5.125%,
Southern California Edison			12/3/12(4)	270,000	286,805
Co., 5.625%, 2/1/36(4)	249,000	241,428	Kellogg Co., 4.45%,
Toledo Edison Co. (The),			5/30/16(4)	170,000	168,924
6.15%, 5/15/37(4)	135,000	109,787	Kraft Foods, Inc., 6.00%,
		1,728,427	2/11/13(4)	260,000	276,822
ELECTRICAL EQUIPMENT — 0.1%			Smithfield Foods, Inc.,
			7.75%, 7/1/17(4)	400,000	278,000
Baldor Electric Co., 8.625%,
2/15/17(4)	425,000	388,875			1,552,255
Rockwell Automation, Inc.,
6.25%, 12/1/37(4)	270,000	257,765
		646,640

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%			Wynn Las Vegas LLC/Wynn
Baxter International, Inc.,			Las Vegas Capital Corp.,
5.90%, 9/1/16(4)	$ 90,000	$ 95,625	6.625%, 12/1/14(4)	$ 500,000	$ 430,625
Baxter International, Inc.,			Yum! Brands, Inc., 6.875%,
5.375%, 6/1/18(4)	170,000	174,882	11/15/37(4)	185,000	165,058
Baxter International, Inc.,					2,132,348
6.25%, 12/1/37(4)	180,000	187,241	HOUSEHOLD DURABLES — 0.1%
Biomet, Inc, 10.00%,			KB Home, 6.375%,
10/15/17(4)	200,000	205,500	8/15/11(4)	500,000	482,500
Biomet, Inc, 11.625%,			Meritage Homes Corp.,
10/15/17(4)	525,000	519,750	7.00%, 5/1/14(4)	300,000	235,500
Inverness Medical			Pulte Homes, Inc., 7.875%,
Innovations, Inc., 9.00%,			8/1/11(4)	200,000	202,000
5/15/16(4)	500,000	481,250	Yankee Acquisition Corp.,
		1,664,248	8.50%, 2/15/15(4)	200,000	152,000
HEALTH CARE PROVIDERS & SERVICES — 0.3%					1,072,000
Community Health Systems,			HOUSEHOLD PRODUCTS(2)
Inc., 8.875%, 7/15/15(4)	450,000	447,187	Kimberly-Clark Corp.,
DaVita, Inc., 7.25%,			6.125%, 8/1/17(4)	170,000	183,798
3/15/15(4)	100,000	94,500	INDEPENDENT POWER PRODUCERS &
HCA, Inc., 6.50%, 2/15/16(4)	200,000	154,000	ENERGY TRADERS — 0.1%
HCA, Inc., 9.25%,			AES Corp. (The), 8.75%,
11/15/16(4)	375,000	369,375	5/15/13(3)(4)	409,000	418,202
Healthsouth Corp., VRN,			AES Corp. (The), 8.00%,
8.32%, 6/15/09	250,000	231,250	10/15/17(4)	425,000	397,375
Healthsouth Corp., 10.75%,			RRI Energy, Inc., 7.625%,
6/15/16	125,000	128,125	6/15/14(4)	400,000	349,000
Omnicare, Inc., 6.875%,					1,164,577
12/15/15(4)	250,000	226,250	INDUSTRIAL CONGLOMERATES(2)
Sun Healthcare Group, Inc.,			General Electric Co., 5.00%,
9.125%, 4/15/15	200,000	198,250	2/1/13(4)	222,000	228,819
Tenet Healthcare Corp.,			General Electric Co., 5.25%,
9.875%, 7/1/14(4)	600,000	603,000	12/6/17(4)	190,000	188,768
		2,451,937			417,587
HOTELS, RESTAURANTS & LEISURE — 0.2%			INSURANCE — 0.1%
Eldorado Casino Shreveport/			Allstate Corp. (The), 7.45%,
Shreveport Capital Corp.			5/16/19	130,000	136,230
PIK, 10.00%, 8/1/12	187,790	156,805
			Fairfax Financial Holdings
McDonald’s Corp., 5.35%,			Ltd., 7.75%, 6/15/17(4)	425,000	380,375
3/1/18(4)	130,000	135,283
			MetLife Global Funding I,
McDonald’s Corp., 6.30%,			5.125%, 4/10/13(3)(4)	160,000	158,140
10/15/37(4)	190,000	201,614
			MetLife, Inc., 6.75%,
MGM Mirage, 8.50%,			6/1/16(4)	170,000	173,328
9/15/10(4)	500,000	472,500
			New York Life Global
MGM Mirage, 6.75%,			Funding, 4.65%, 5/9/13(3)(4)	130,000	128,420
9/1/12(4)	400,000	277,000
			Prudential Financial, Inc.,
MGM Mirage, 7.625%,			5.40%, 6/13/35(4)	190,000	142,287
1/15/17(4)	125,000	80,625
			Travelers Cos., Inc. (The),
Starwood Hotels & Resorts			5.90%, 6/2/19(7)	80,000	82,220
Worldwide, Inc., 6.75%,
5/15/18(4)	250,000	212,838			1,201,000

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
IT SERVICES — 0.1%			Nielsen Finance LLC/
SunGard Data Systems, Inc.,			Nielsen Finance Co., 11.50%,
9.125%, 8/15/13(4)	$ 400,000	$ 387,000	5/1/16(3)(4)	$ 125,000	$ 119,375
SunGard Data Systems, Inc.,			Pearson Dollar Finance Two
10.25%, 8/15/15(4)	325,000	296,562	plc, 6.25%, 5/6/18(3)(4)	220,000	200,602
		683,562	R.H. Donnelley, Inc., 11.75%,
			5/15/15(1)(3)(6)	317,000	146,613
MACHINERY — 0.1%
			Rogers Cable, Inc., 6.25%,
Caterpillar Financial			6/15/13(4)	140,000	144,309
Services Corp., 4.85%,
12/7/12(4)	190,000	191,889	Time Warner Cable, Inc.,
			5.40%, 7/2/12(4)	120,000	122,412
RBS Global, Inc./Rexnord
LLC, 9.50%, 8/1/14(4)	325,000	273,000	Time Warner Cable, Inc.,
			6.75%, 7/1/18(4)	210,000	217,484
RSC Equipment Rental, Inc.,
9.50%, 12/1/14(4)	450,000	353,250	Time Warner, Inc., 5.50%,
			11/15/11(4)	140,000	144,838
SPX Corp., 7.625%,
12/15/14(4)	175,000	170,625	Time Warner, Inc., 7.625%,
			4/15/31(4)	37,000	33,799
		988,764
			Time Warner, Inc., 7.70%,
MEDIA — 0.6%			5/1/32(4)	130,000	119,555
AMC Entertainment, Inc.,					5,460,750
8.625%, 8/15/12(4)	100,000	103,500
British Sky Broadcasting			METALS & MINING — 0.1%
Group plc, 9.50%,			AK Steel Corp., 7.75%,
11/15/18(3)(4)	210,000	241,456	6/15/12(4)	150,000	141,750
Cablevision Systems Corp.,			ArcelorMittal, 6.125%,
8.00%, 4/15/12(4)	400,000	395,000	6/1/18(4)	270,000	229,951
CCH I, LLC/CCH I Capital			Barrick Gold Corp., 6.95%,
Corp., 11.00%, 10/1/15(1)(6)	723,000	86,760	4/1/19	90,000	98,232
Cinemark, Inc., 9.75%,			BHP Billiton Finance USA
3/15/14(5)	625,000	637,500	Ltd., 6.50%, 4/1/19(4)	90,000	98,347
Comcast Corp., 5.90%,			Freeport-McMoRan Copper
3/15/16(4)	353,000	357,307	& Gold, Inc., 8.25%,
			4/1/15(4)	325,000	325,371
Comcast Corp., 5.70%,
5/15/18(4)	170,000	169,065	Rio Tinto Finance USA Ltd.,
			5.875%, 7/15/13(4)	180,000	176,041
Comcast Corp., 6.40%,
5/15/38(4)	170,000	160,800	Xstrata Finance Canada Ltd.,
			5.80%, 11/15/16(3)(4)	142,000	111,754
CSC Holdings, Inc., 6.75%,
4/15/12(4)	250,000	242,500			1,181,446
DIRECTV Holdings LLC/			MULTI-UTILITIES — 0.2%
DIRECTV Financing Co.,			CenterPoint Energy
8.375%, 3/15/13(4)	500,000	506,250	Resources Corp., 6.125%,
DISH DBS Corp., 6.375%,			11/1/17(4)	190,000	171,389
10/1/11(4)	500,000	484,375	CenterPoint Energy
Harland Clarke Holdings			Resources Corp., 6.25%,
Corp., 9.50%, 5/15/15(4)	500,000	375,000	2/1/37(4)	220,000	145,906
Interpublic Group of Cos.,			Dominion Resources, Inc.,
Inc., 7.25%, 8/15/11(4)	250,000	236,250	4.75%, 12/15/10(4)	186,000	190,970
Mediacom LLC/Mediacom			Dominion Resources, Inc.,
Capital Corp., 9.50%,			6.40%, 6/15/18(4)	170,000	176,738
1/15/13(4)	225,000	216,000	NSTAR Electric Co., 5.625%,
			11/15/17(4)	140,000	145,683

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Pacific Gas & Electric Co.,			Nexen, Inc., 6.40%,
4.20%, 3/1/11(4)	$ 330,000	$ 341,202	5/15/37(4)	$ 170,000	$ 145,775
Pacific Gas & Electric Co.,			OPTI Canada, Inc., 7.875%,
5.80%, 3/1/37(4)	118,000	115,582	12/15/14(4)	200,000	136,000
Pacific Gas & Electric Co.,			Pacific Energy Partners
6.35%, 2/15/38(4)	160,000	168,717	LP/Pacific Energy Finance
Sempra Energy, 6.50%,			Corp., 7.125%, 6/15/14(4)	300,000	300,503
6/1/16(4)	80,000	81,786	Petrohawk Energy Corp.,
		1,537,973	7.875%, 6/1/15(4)	100,000	93,250
MULTILINE RETAIL — 0.1%			Plains All American Pipeline
			LP, 8.75%, 5/1/19(4)	170,000	188,729
Kohl’s Corp., 6.875%,
12/15/37(4)	180,000	165,744	Premcor Refining Group, Inc.
			(The), 6.125%, 5/1/11(4)	442,000	450,166
Macy’s Retail Holdings, Inc.,
5.35%, 3/15/12(4)	127,000	116,906	Range Resources Corp.,
			7.375%, 7/15/13(4)	225,000	220,500
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16(4)	250,000	210,896	Sabine Pass LNG LP, 7.25%,
			11/30/13(4)	250,000	213,750
		493,546
			Sabine Pass LNG LP, 7.50%,
OIL, GAS & CONSUMABLE FUELS — 0.8%			11/30/16(4)	400,000	326,000
Anadarko Petroleum Corp.,			Shell International Finance
8.70%, 3/15/19(4)	230,000	256,878
			BV, 4.00%, 3/21/14(4)	310,000	320,804
Canadian Natural Resources			Shell International Finance
Ltd., 5.70%, 5/15/17(4)	170,000	164,112
			BV, 6.375%, 12/15/38(4)	150,000	166,436
Chesapeake Energy Corp.,			Southwestern Energy Co.,
7.625%, 7/15/13(4)	125,000	117,500
			7.50%, 2/1/18(3)(4)	300,000	287,250
Chesapeake Energy Corp.,			Williams Cos., Inc. (The),
7.50%, 6/15/14(4)	450,000	418,500
			8.125%, 3/15/12(4)	450,000	460,602
ConocoPhillips, 6.50%,			XTO Energy, Inc., 5.30%,
2/1/39(4)	290,000	300,701
			6/30/15(4)	247,000	242,644
El Paso Corp., 6.875%,			XTO Energy, Inc., 6.50%,
6/15/14(4)	150,000	142,886
			12/15/18(4)	130,000	136,832
Enbridge Energy Partners			XTO Energy, Inc., 6.10%,
LP, 6.50%, 4/15/18(4)	350,000	320,614
			4/1/36(4)	196,000	172,512
Encore Acquisition Co.,					7,393,307
9.50%, 5/1/16(4)	125,000	121,875
Enterprise Products			PAPER & FOREST PRODUCTS — 0.2%
Operating LP, 4.95%,			Boise Cascade LLC, 7.125%,
6/1/10(4)	167,000	167,963	10/15/14(4)	269,000	131,137
Enterprise Products			Georgia-Pacific LLC, 7.70%,
Operating LP, 6.30%,			6/15/15(4)	475,000	445,313
9/15/17(4)	280,000	269,923	Georgia-Pacific LLC, 7.125%,
EOG Resources, Inc.,			1/15/17(3)(4)	175,000	165,375
5.625%, 6/1/19(4)	120,000	123,192	International Paper Co.,
Forest Oil Corp., 7.75%,			9.375%, 5/15/19(4)	235,000	237,232
5/1/14(4)	550,000	517,000	Jefferson Smurfit Corp.,
Kinder Morgan Energy			8.25%, 10/1/12(1)(6)	51,000	16,320
Partners LP, 6.85%,			Verso Paper Holdings LLC/
2/15/20(4)	160,000	159,715	Verso Paper, Inc., 9.125%,
Massey Energy Co., 6.875%,			8/1/14(4)	550,000	330,000
12/15/13(4)	375,000	333,750			1,325,377
Nexen, Inc., 5.65%,
5/15/17(4)	130,000	116,945

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
PHARMACEUTICALS — 0.2%			Michaels Stores, Inc.,
Abbott Laboratories, 5.875%,			10.00%, 11/1/14(4)	$ 300,000	$ 217,500
5/15/16(4)	$ 95,000	$ 102,008	Staples, Inc., 9.75%,
Abbott Laboratories, 5.60%,			1/15/14	200,000	220,814
11/30/17(4)	160,000	170,621	Toys “R” Us, Inc., 7.375%,
AstraZeneca plc, 5.40%,			10/15/18(4)	275,000	160,875
9/15/12(4)	180,000	194,170			1,908,588
AstraZeneca plc, 5.90%,			TEXTILES, APPAREL & LUXURY GOODS — 0.1%
9/15/17(4)	260,000	278,254	Perry Ellis International, Inc.,
GlaxoSmithKline Capital,			8.875%, 9/15/13(4)	800,000	628,000
Inc., 4.85%, 5/15/13(4)	130,000	135,431	TOBACCO(2)
GlaxoSmithKline Capital,			Altria Group, Inc., 9.25%,
Inc., 6.375%, 5/15/38(4)	250,000	265,115	8/6/19	130,000	144,254
Wyeth, 5.95%, 4/1/37(4)	199,000	202,940	TRADING COMPANIES & DISTRIBUTORS — 0.1%
		1,348,539	Ashtead Capital, Inc., 9.00%,
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%			8/15/16(3)(4)	850,000	633,250
Host Hotels & Resorts LP,			WIRELESS TELECOMMUNICATION SERVICES — 0.1%
7.00%, 8/15/12(4)	550,000	530,750	Cricket Communications,
Host Hotels & Resorts LP,			Inc., 9.375%, 11/1/14(4)	250,000	250,000
6.75%, 6/1/16(4)	300,000	259,500	Rogers Communications,
ProLogis, 5.625%,			Inc., 6.80%, 8/15/18(4)	100,000	107,048
11/15/16(4)	350,000	264,845	Syniverse Technologies, Inc.,
Simon Property Group LP,			7.75%, 8/15/13(4)	100,000	86,250
6.75%, 5/15/14(4)	100,000	99,519	Vodafone Group plc, 5.625%,
		1,154,614	2/27/17(4)	226,000	233,790
ROAD & RAIL — 0.1%					677,088
CSX Corp., 7.375%, 2/1/19(4)	130,000	134,978	TOTAL CORPORATE BONDS
Norfolk Southern Corp.,			(Cost $69,242,576)		65,125,675
5.90%, 6/15/19(7)	80,000	81,853	U.S. Government Agency
Union Pacific Corp., 5.75%,			Mortgage-Backed Securities(8) — 4.8%
11/15/17(4)	270,000	261,577
		478,408	FHLMC, 6.50%, 12/1/12(4)	521	552
SOFTWARE — 0.1%			FHLMC, 7.00%, 6/1/14(4)	20,768	22,007
Intuit, Inc., 5.75%,			FHLMC, 4.50%, 1/1/19(4)	688,534	711,549
3/15/17(4)	303,000	281,576	FHLMC, 5.00%, 1/1/21(4)	545,300	565,811
Oracle Corp., 5.75%,			FHLMC, 5.00%, 4/1/21(4)	1,258,336	1,305,667
4/15/18(4)	250,000	270,252
			FHLMC, 7.00%, 8/1/29(4)	5,038	5,453
		551,828
			FHLMC, 8.00%, 7/1/30(4)	33,192	36,593
SPECIALTY RETAIL — 0.2%
			FHLMC, 5.50%, 12/1/33(4)	302,196	313,651
Asbury Automotive Group,
Inc., 8.00%, 3/15/14(4)	375,000	283,125	FHLMC, 6.00%, 11/1/38	6,478,024	6,779,900
Couche-Tard US LP/			FHLMC, 6.50%, 7/1/47(4)	139,888	148,781
Couche-Tard Finance Corp.,			FNMA, 6.50%, 4/1/12(4)	6,687	7,080
7.50%, 12/15/13(4)	485,000	481,363
			FNMA, 6.00%, 4/1/14(4)	39,838	42,195
GSC Holdings Corp., 8.00%,			FNMA, 7.50%, 6/1/15(4)	10,722	11,366
10/1/12(4)	300,000	302,625
Home Depot, Inc. (The),			FNMA, 5.50%, 12/1/16(4)	145,312	152,867
5.875%, 12/16/36(4)	60,000	48,271	FNMA, 4.50%, 5/1/19(4)	436,364	450,677
Lowe’s Cos., Inc., 5.60%,			FNMA, 4.50%, 5/1/19(4)	458,223	473,254
9/15/12(4)	180,000	194,015
			FNMA, 5.00%, 9/1/20(4)	305,638	317,473

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
FNMA, 7.00%, 6/1/26(4)	$ 1,658	$ 1,817	U.S. Treasury Securities — 2.8%
FNMA, 7.50%, 3/1/27(4)	20,749	22,921	U.S. Treasury Bonds,
FNMA, 7.00%, 1/1/29(4)	8,190	8,972	7.125%, 2/15/23(4)	$ 1,000,000	$ 1,303,907
FNMA, 6.50%, 4/1/29(4)	41,763	45,116	U.S. Treasury Bonds,
			3.50%, 2/15/39(4)	200,000	172,563
FNMA, 6.50%, 8/1/29(4)	34,645	37,426
FNMA, 6.50%, 12/1/29(4)	51,726	55,879	U.S. Treasury Inflation
			Indexed Bonds, 2.50%,
FNMA, 7.00%, 3/1/30(4)	16,821	18,429	1/15/29(4)	401,246	417,797
FNMA, 8.00%, 7/1/30(4)	13,368	14,795	U.S. Treasury Inflation
FNMA, 7.50%, 9/1/30(4)	8,265	9,125	Indexed Notes, 3.00%,
			7/15/12(4)	7,926,301	8,453,891
FNMA, 7.00%, 9/1/31(4)	43,582	47,634
			U.S. Treasury Inflation
FNMA, 6.50%, 1/1/32(4)	26,751	28,848	Indexed Notes, 1.375%,
FNMA, 7.00%, 6/1/32(4)	154,099	168,273	7/15/18(4)	7,396,102	7,252,803
FNMA, 6.50%, 8/1/32(4)	39,387	42,475	U.S. Treasury Notes,
			0.875%, 4/30/11(4)	7,000,000	7,001,631
FNMA, 6.50%, 11/1/32(4)	283,186	305,036
FNMA, 5.50%, 6/1/33(4)	280,779	291,411	TOTAL U.S. TREASURY SECURITIES
			(Cost $24,507,482)		24,602,592
FNMA, 5.50%, 8/1/33(4)	181,074	187,930
FNMA, 5.00%, 11/1/33(4)	2,129,167	2,188,074	Municipal Securities — 1.4%
FNMA, 5.50%, 1/1/34(4)	2,473,459	2,566,323	California Educational
			Facilities Auth. Rev.,
FNMA, 4.50%, 9/1/35(4)	1,820,362	1,839,722	Series 2007 T1, (Stanford
FNMA, 5.00%, 2/1/36(4)	2,042,904	2,096,233	University), 5.00%,
			3/15/39(4)	2,000,000	2,170,000
FNMA, 5.50%, 1/1/37	7,199,018	7,460,358
FNMA, 5.50%, 2/1/37(4)	1,263,928	1,308,034	California Infrastructure &
			Economic Development
FNMA, 6.50%, 8/1/37(4)	2,282,294	2,427,419	Bank Rev., Series 2003 A,
FNMA, 4.50%, 2/1/39	2,469,152	2,493,344	(Bay Area Toll Bridges
FNMA, 6.50%, 6/1/47(4)	89,250	95,074	Seismic Retrofit), 5.00%,
			1/1/28, Prerefunded at
FNMA, 6.50%, 8/1/47(4)	239,328	254,944	100% of Par (Ambac)(4)(9)	500,000	569,010
FNMA, 6.50%, 8/1/47(4)	310,926	331,214	Clark County School District
FNMA, 6.50%, 9/1/47(4)	38,600	41,119	GO, Series 2004 D, (Building
			Bonds), 5.00%, 12/15/14,
FNMA, 6.50%, 9/1/47(4)	260,916	277,940	Prerefunded at 100% of
FNMA, 6.50%, 9/1/47(4)	321,576	342,559	Par (NATL)(4)(9)	2,800,000	3,246,068
FNMA, 6.50%, 9/1/47(4)	931,339	992,109	Clark County School District
GNMA, 7.50%, 10/15/25(4)	3,020	3,303	GO, Series 2005 C, (Building
			Bonds), 5.00%, 12/15/15,
GNMA, 6.00%, 3/15/26(4)	34,791	36,620	Prerefunded at 100% of
GNMA, 7.00%, 12/15/27(4)	12,032	13,115	Par (FSA)(4)(9)	2,800,000	3,272,052
GNMA, 6.50%, 2/15/28(4)	9,341	10,048	Columbus Development
GNMA, 7.00%, 8/15/29(4)	7,045	7,695	Auth. Industrial Rev.,
			(Litho-Krome), VRDN,
GNMA, 7.50%, 5/15/30(4)	3,840	4,195	0.80%, 6/4/09 (LOC: Bank
GNMA, 7.00%, 5/15/31(4)	53,743	58,712	of America N.A.)(4)	700,000	700,000
GNMA, 5.50%, 11/15/32(4)	213,846	223,088	Georgia GO, Series 2008 B,
			5.00%, 7/1/18(4)	1,165,000	1,371,939
GNMA, 6.50%, 10/15/38(4)	4,318,611	4,572,464
			Illinois GO, (Taxable
TOTAL U.S. GOVERNMENT AGENCY			Pension), 5.10%, 6/1/33(4)	300,000	263,229
MORTGAGE-BACKED SECURITIES
(Cost $40,828,020)		42,274,669

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
New Jersey State Turnpike			Commercial Mortgage-Backed
Auth. Rev., Series 2009 F,
(Building Bonds), 7.41%,			Securities(8) — 0.9%
1/1/40(4)	$ 170,000	$ 188,800	Banc of America
Orange County Housing			Commercial Mortgage, Inc.,
Finance Auth. Rev.,			Series 2004-2, Class A3
Series 2002 B, (Millenia),			SEQ, 4.05%, 11/10/38(4)	$ 1,200,000	$ 1,151,866
VRDN, 0.75%, 6/15/09			Banc of America
(LOC: FNMA)(4)	305,000	305,000	Commercial Mortgage, Inc.,
Utah Housing Corp.			Series 2006-6, Class A3
Multifamily Housing			SEQ, 5.37%, 10/10/45(4)	800,000	636,217
Rev., Series 2004 B,			Banc of America
(Tanglewood), VRDN,			Commercial Mortgage, Inc.
1.00%, 6/3/09 (LOC:			STRIPS – COUPON, Series
Citibank N.A.)(4)	400,000	400,000	2004-1, Class XP, VRN,
TOTAL MUNICIPAL SECURITIES			0.67%, 6/1/09(4)	3,084,486	34,822
(Cost $11,658,581)		12,486,098	Banc of America Large Loan,
Commercial Paper(10) — 1.0%			Series 2005 MIB1, Class A1,
			VRN, 0.49%, 6/15/09,
BASF SE, 0.70%,			resets monthly off the
9/25/09(3)(4)	700,000	698,579	1-month LIBOR plus 0.15%
Catholic Health Initiatives,			with no caps(3)(4)	271,098	227,563
1.80%, 8/10/09(4)	700,000	701,771	Bear Stearns Commercial
Crown Point Capital Co. LLC,			Mortgage Securities Trust,
1.10%, 6/1/09(3)(4)	700,000	699,965	Series 2006 BBA7, Class A1,
Eli Lilly & Co., 0.30%,			VRN, 0.45%, 6/15/09,
7/8/09(3)(4)	694,000	693,910	resets monthly off the
			1-month LIBOR plus 0.11%
Govco LLC, 0.70%,			with no caps(3)(4)	1,171,157	998,235
6/17/09(3)(4)	700,000	699,776
			Bear Stearns Commercial
Honeywell International, Inc.,			Mortgage Securities Trust
0.96%, 12/7/09(3)(4)	700,000	698,362	STRIPS – COUPON, Series
Jupiter Securitization Co.			2004 T16, Class X2, VRN,
LLC, 0.33%, 8/12/09(3)(4)	700,000	699,097	0.85%, 6/1/09(4)	6,173,277	128,964
Legacy Capital LLC, 1.20%,			Commercial Mortgage
7/2/09(3)(4)	700,000	699,615	Acceptance Corp. STRIPS –
Lexington Parker Capital,			COUPON, Series 1998 C2,
1.20%, 7/2/09(3)(4)	700,000	699,615	Class X, VRN, 1.73%,
			6/1/09(4)	695,085	34,489
Toyota de Puerto Rico Corp.,
0.25%, 6/3/09(4)	700,000	699,986	Commercial Mortgage
			Pass-Through Certificates,
U.S. Bank N.A., 0.85%,			Series 2005 F10A, Class A1,
7/22/09(4)	700,000	700,574
			VRN, 0.44%, 6/15/09, resets
Windmill Funding I Corp.,			monthly off the 1-month
0.63%, 7/23/09(3)(4)	700,000	699,419	LIBOR plus 0.10% with
TOTAL COMMERCIAL PAPER			no caps(3)(4)	39,779	38,257
(Cost $8,385,943)		8,390,669	Credit Suisse Mortgage
			Capital Certificates, Series
			2007 TF2A, Class A1, VRN,
			0.52%, 6/15/09, resets
			monthly off the 1-month
			LIBOR plus 0.18% with
			no caps(3)(4)	3,750,000	2,846,871

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Greenwich Capital			MASTR Alternative Loans
Commercial Funding Corp.,			Trust, Series 2003-8,
Series 2006 FL4A, Class A1,			Class 4A1, 7.00%,
VRN, 0.50%, 6/5/09, resets			12/25/33(4)	$ 15,114	$ 14,117
monthly off the 1-month					938,762
LIBOR plus 0.09% with
no caps(3)(4)	$ 334,855	$ 267,241	U.S. GOVERNMENT AGENCY COLLATERALIZED
			MORTGAGE OBLIGATIONS — 0.2%
LB-UBS Commercial
Mortgage Trust, Series 2005			FHLMC, Series 2541,
C2, Class A2 SEQ, 4.82%,			Class EA SEQ, 5.00%,
			3/15/16(4)	328,186	329,920
4/15/30(4)	1,178,740	1,132,126
Merrill Lynch Floating Trust,			FHLMC, Series 2900,
			Class PA, 4.50%, 3/15/14(4)	18,520	18,515
Series 2006-1, Class A1,
VRN, 0.41%, 6/15/09, resets			FHLMC, Series 2926,
monthly off the 1-month			Class EW SEQ, 5.00%,
LIBOR plus 0.07% with			1/15/25(4)	900,000	941,091
no caps(3)(4)	593,304	416,705	FHLMC, Series 2937,
TOTAL COMMERCIAL			Class KA, 4.50%,
MORTGAGE-BACKED SECURITIES			12/15/14(4)	36,220	36,241
(Cost $9,531,170)		7,913,356	FNMA, Series 2003-52,
			Class KF SEQ, VRN, 0.71%,
U.S. Government Agency			6/25/09, resets monthly
Securities and Equivalents — 0.7%			off the 1-month LIBOR
FIXED-RATE U.S. GOVERNMENT			plus 0.40% with a cap
AGENCY SECURITIES — 0.3%			of 7.50%(4)	163,335	161,790
FNMA, 2.75%, 3/13/14(4)	3,000,000	3,014,619			1,487,557
GOVERNMENT-BACKED CORPORATE BONDS(11) — 0.4%			TOTAL COLLATERALIZED
			MORTGAGE OBLIGATIONS
Bank of America Corp., VRN,			(Cost $2,811,324)		2,426,319
1.34%, 7/30/09(4)	700,000	708,460
Citigroup Funding, Inc., VRN,			Asset-Backed Securities(8) — 0.1%
1.37%, 7/30/09(4)	700,000	709,676	CNH Equipment Trust, Series
Morgan Stanley, VRN,			2007 C, Class A3A SEQ,
1.64%, 6/22/09(4)	700,000	704,809	5.21%, 12/15/11(4)	751,315	761,364
State Street Bank and Trust			SLM Student Loan Trust,
Co., 1.85%, 3/15/11(4)	1,000,000	1,006,835	Series 2006-5, Class A2,
		3,129,780	VRN, 1.08%, 7/27/09, resets
			quarterly off the 3-month
TOTAL U.S. GOVERNMENT AGENCY			LIBOR minus 0.01% with
SECURITIES AND EQUIVALENTS			no caps(4)	180,340	180,266
(Cost $6,088,774)		6,144,399	SLM Student Loan Trust,
Collateralized Mortgage			Series 2006-10, Class A2,
Obligations(8) — 0.3%			VRN, 1.10%, 7/27/09, resets
			quarterly off the 3-month
PRIVATE SPONSOR COLLATERALIZED			LIBOR plus 0.01% with
MORTGAGE OBLIGATIONS — 0.1%			no caps(4)	223,988	223,971
Banc of America Alternative			TOTAL ASSET-BACKED SECURITIES
Loan Trust, Series 2007-2,			(Cost $1,155,620)		1,165,601
Class 2A4, 5.75%,
6/25/37(4)	1,005,817	642,215
Countrywide Home Loan
Mortgage Pass-Through
Trust, Series 2007-16,
Class A1, 6.50%, 10/25/37(4)	394,205	282,430

Strategic Allocation: Aggressive

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Sovereign Governments & Agencies(2)			Temporary Cash Investments — 2.7%
Brazilian Government			FHLB Discount Notes,
International Bond, 5.875%,			0.30%, 11/13/09(4)(10)	$ 700,000	$ 699,342
1/15/19(4)	$ 140,000	$ 141,750	JPMorgan U.S. Treasury
Hydro Quebec, 8.40%,			Plus Money Market Fund
1/15/22(4)	37,000	45,599	Agency Shares(4)	22,678,008	22,678,008
TOTAL SOVEREIGN			TOTAL TEMPORARY
GOVERNMENTS & AGENCIES			CASH INVESTMENTS
(Cost $184,330)		187,349	(Cost $23,377,045)		23,377,350
Convertible Preferred Stocks(2)			Temporary Cash Investments —
CAPITAL MARKETS(2)			Segregated For Futures Contracts — 0.3%
Legg Mason, Inc., 7.00%,			JPMorgan U.S. Treasury
6/30/11			Plus Money Market Fund
(Cost $64,790)	3,500	76,895	Agency Shares
Preferred Stocks(2)			(Cost $2,709,000)	2,709,000	2,709,000
TOTAL INVESTMENT
CONSUMER FINANCE(2)			SECURITIES — 99.9%
Preferred Blocker, Inc.			(Cost $830,172,746)		876,713,884
(GMAC LLC), 7.00%,			OTHER ASSETS AND
12/31/11(3)(12)			LIABILITIES — 0.1%		448,799
(Cost $126,170)	131	55,261	TOTAL NET ASSETS — 100.0%		$877,162,683

Futures Contracts
		Underlying Face
Contracts Purchased	Expiration Date	Amount at Value	Unrealized Gain (Loss)
59 S&P 500 E-Mini Futures	June 2009	$2,708,395	$376,692

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$1,900,000	Pay quarterly a fixed rate equal to 0.12% multiplied	—	$74,551
	by the notional amount and receive from Barclays
	Bank plc upon each default event of Pfizer, Inc.,
	par value of the proportional notional amount of
	Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.

Strategic Allocation: Aggressive

Notes to Schedule of Investments
ADR = American Depositary Receipt	(1)	Non-income producing.
Ambac = Ambac Assurance Corporation	(2)	Category is less than 0.05% of total net assets.
CVA = Certificaten Van Aandelen	(3)	Security was purchased under Rule 144A or Section 4(2) of
EAFE = Europe, Australasia, and Far East		the Securities Act of 1933 or is a private placement and, unless
		registered under the Act or exempted from registration, may only
Equivalent = Security whose principal payments are backed by the full		be sold to qualified institutional investors. The aggregate value
faith and credit of the United States		of these securities at the period end was $16,204,965, which
FHLB = Federal Home Loan Bank		represented 1.8% of total net assets.
FHLMC = Federal Home Loan Mortgage Corporation	(4)	Security, or a portion thereof, has been segregated for futures
FNMA = Federal National Mortgage Association		contracts, swap agreements and/or when-issued securities.
		At the period end, the aggregate value of securities pledged
FSA = Financial Security Assurance, Inc.		was $3,160,000.
FTSE = Financial Times Stock Exchange	(5)	Step-coupon security. These securities are issued with a zero-
GDR = Global Depositary Receipt		coupon and become interest bearing at a predetermined rate and
GMAC = General Motors Acceptance Corporation		date and are issued at a substantial discount from their value
GNMA = Government National Mortgage Association		at maturity. Interest reset or final maturity date is indicated, as
		applicable. Rate shown is effective at the period end.
GO = General Obligation	(6)	Security is in default.
LB-UBS = Lehman Brothers, Inc. — UBS AG	(7)	When-issued security.
LIBOR = London Interbank Offered Rate	(8)	Final maturity indicated, unless otherwise noted.
LOC = Letter of Credit	(9)	Escrowed to maturity in U.S. government securities or state and
MASTR = Mortgage Asset Securitization Transactions, Inc.		local government securities.
MSCI = Morgan Stanley Capital International	(10)	The rate indicated is the yield to maturity at purchase.
NATL = The National Public Finance Guarantee Corporation	(11)	The debt is guaranteed under the Federal Deposit Insurance
NVDR = Non-Voting Depositary Receipt		Corporation’s (FDIC) Temporary Liquidity Guarantee Program
OJSC = Open Joint Stock Company		and is backed by the full faith and credit of the United States.
		The expiration date of the FDIC’s guarantee is the earlier of the
PIK = Payment in Kind		maturity date of the debt or June 30, 2012.
resets = The frequency with which a security’s coupon changes,	(12)	Perpetual security. These securities do not have a predetermined
based on current market conditions or an underlying index. The more		maturity date. The coupon rates are fixed for a period of time and
frequently a security resets, the less risk the investor is taking that the		may be structured to adjust thereafter. Interest reset or next call
coupon will vary significantly from current market rates.		date is indicated, as applicable.
SEQ = Sequential Payer
SPDR = Standard & Poor’s Depositary Receipts
STRIPS = Separate Trading of Registered Interest and Principal	See Notes to Financial Statements.
of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated.
Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Statement of Assets and Liabilities

MAY 31, 2009 (UNAUDITED)
	Strategic	Strategic	Strategic
	Conservative	Moderate	Aggressive
Assets
Investment securities, at value (cost of $501,885,710,
$1,391,167,251 and $830,172,746, respectively)	$518,436,589	$1,458,210,277	$876,713,884
Foreign currency holdings, at value (cost of $15,181,
$552,827 and $545,316, respectively)	15,246	574,361	563,801
Receivable for investments sold	28,269,178	53,070,545	24,519,773
Receivable for capital shares sold	708,385	1,528,581	1,170,461
Receivable for swap agreements, at value	125,559	227,576	74,551
Receivable for variation margin on futures contracts	22,750	82,550	38,350
Dividends and interest receivable	2,772,677	6,633,804	3,636,607
Other assets	—	40,361	10,414
	550,350,384	1,520,368,055	906,727,841

Liabilities
Disbursements in excess of demand deposit cash	217,217	92,877	318,771
Payable for investments purchased	20,899,038	53,287,406	27,594,056
Payable for capital shares redeemed	469,606	1,401,803	706,610
Accrued management fees	422,223	1,234,624	841,476
Distribution fees payable	17,526	56,108	29,709
Service fees (and distribution fees — A Class and R Class) payable	46,785	123,810	74,536
	22,072,395	56,196,628	29,565,158

Net Assets	$528,277,989	$1,464,171,427	$877,162,683

See Notes to Financial Statements.

MAY 31, 2009 (UNAUDITED)
	Strategic	Strategic	Strategic
	Conservative	Moderate	Aggressive
Net Assets Consist of:
Capital (par value and paid-in surplus)	$578,147,299	$1,664,856,637	$1,035,029,645
Undistributed net investment income	2,600,800	6,604,347	5,668,751
Accumulated net realized loss on investment and
foreign currency transactions	(69,432,572)	(275,482,740)	(210,572,261)
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies	16,962,462	68,193,183	47,036,548
	$528,277,989	$1,464,171,427	$ 877,162,683

Investor Class, $0.01 Par Value
Net assets	$195,349,915	$496,293,669	$375,993,885
Shares outstanding	41,801,540	96,005,158	66,146,198
Net asset value per share	$4.67	$5.17	$5.68

Institutional Class, $0.01 Par Value
Net assets	$114,619,110	$382,142,545	$143,689,901
Shares outstanding	24,512,900	73,899,538	25,247,705
Net asset value per share	$4.68	$5.17	$5.69

A Class, $0.01 Par Value
Net assets	$184,833,815	$480,742,578	$302,213,935
Shares outstanding	39,570,476	93,124,135	53,265,210
Net asset value per share	$4.67	$5.16	$5.67
Maximum offering price (net asset value divided by 0.9425)	$4.95	$5.47	$6.02

B Class, $0.01 Par Value
Net assets	$4,578,440	$26,885,044	$11,156,635
Shares outstanding	981,294	5,207,570	1,971,817
Net asset value per share	$4.67	$5.16	$5.66

C Class, $0.01 Par Value
Net assets	$23,596,407	$64,116,933	$37,693,483
Shares outstanding	5,056,608	12,399,956	6,676,863
Net asset value per share	$4.67	$5.17	$5.65

R Class, $0.01 Par Value
Net assets	$5,300,302	$13,990,658	$6,414,844
Shares outstanding	1,135,726	2,712,865	1,134,587
Net asset value per share	$4.67	$5.16	$5.65

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)
	Strategic	Strategic	Strategic
	Conservative	Moderate	Aggressive
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $100,514,
$373,853 and $269,565, respectively)	$ 3,364,367	$ 10,914,748	$ 7,329,299
Interest	5,421,308	10,402,936	4,286,043
	8,785,675	21,317,684	11,615,342

Expenses:
Management fees	2,425,486	6,803,427	4,571,760
Distribution fees:
B Class	15,959	94,508	36,694
C Class	76,077	206,324	113,564
Service fees:
B Class	5,320	31,503	12,231
C Class	25,359	68,775	37,855
Distribution and service fees:
A Class	224,774	561,014	340,314
R Class	10,354	26,412	12,530
Directors’ fees and expenses	13,953	36,369	21,235
Other expenses	1,962	2,030	1,367
	2,799,244	7,830,362	5,147,550

Net investment income (loss)	5,986,431	13,487,322	6,467,792

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign taxes
accrued of $—, $(986) and $(479), respectively)	(47,163,150)	(167,604,644)	(118,671,249)
Futures contract transactions	(357,163)	(963,573)	(861,769)
Swap agreement transactions	(66,445)	(123,363)	(40,279)
Foreign currency transactions	11,005	(326,813)	(217,063)
	(47,575,753)	(169,018,393)	(119,790,360)

Change in net unrealized appreciation (depreciation) on:
Investments	67,438,474	258,825,449	184,573,856
Futures contracts	504,068	1,823,831	965,779
Swap agreements	(58,925)	(109,594)	(36,472)
Translation of assets and liabilities in foreign currencies	14,304	65,482	56,669
	67,897,921	260,605,168	185,559,832

Net realized and unrealized gain (loss)	20,322,168	91,586,775	65,769,472

Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 26,308,599	$ 105,074,097	$ 72,237,264

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2008
	Strategic Conservative		Strategic Moderate
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 5,986,431	$ 15,957,148	$ 13,487,322	$ 35,261,950
Net realized gain (loss)	(47,575,753)	(16,569,921)	(169,018,393)	(88,990,592)
Change in net unrealized
appreciation (depreciation)	67,897,921	(119,170,281)	260,605,168	(469,547,890)
Net increase (decrease) in net assets
resulting from operations	26,308,599	(119,783,054)	105,074,097	(523,276,532)

Distributions to Shareholders
From net investment income:
Investor Class	(1,662,497)	(7,440,346)	(4,435,290)	(15,914,816)
Institutional Class	(1,131,937)	(4,699,082)	(3,487,315)	(11,225,507)
A Class	(1,387,143)	(5,424,991)	(3,911,488)	(11,854,658)
B Class	(16,606)	(74,924)	(124,989)	(425,408)
C Class	(78,169)	(323,497)	(262,532)	(683,650)
R Class	(23,682)	(36,978)	(70,450)	(135,312)
From net realized gains:
Investor Class	—	(18,804,371)	—	(82,243,771)
Institutional Class	—	(10,021,038)	—	(52,280,866)
A Class	—	(13,237,757)	—	(59,863,768)
B Class	—	(260,477)	—	(3,583,093)
C Class	—	(1,015,216)	—	(4,778,485)
R Class	—	(61,382)	—	(427,823)
Decrease in net assets from distributions	(4,300,034)	(61,400,059)	(12,292,064)	(243,417,157)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	(15,815,912)	9,232,785	49,980,032	55,278,212

Net increase (decrease) in net assets	6,192,653	(171,950,328)	142,762,065	(711,415,477)

Net Assets
Beginning of period	522,085,336	694,035,664	1,321,409,362	2,032,824,839
End of period	$528,277,989	$ 522,085,336	$1,464,171,427	$1,321,409,362

Undistributed net investment income	$2,600,800	$914,403	$6,604,347	$5,409,089

See Notes to Financial Statements.

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2008
	Strategic Aggressive
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ 6,467,792	$ 15,626,567
Net realized gain (loss)	(119,790,360)	(80,279,661)
Change in net unrealized appreciation (depreciation)	185,559,832	(355,303,276)
Net increase (decrease) in net assets resulting from operations	72,237,264	(419,956,370)

Distributions to Shareholders
From net investment income:
Investor Class	(6,366,011)	(8,806,643)
Institutional Class	(1,894,336)	(2,112,558)
A Class	(4,391,131)	(4,911,622)
B Class	(82,703)	(50,673)
C Class	(240,040)	(123,942)
R Class	(56,262)	(16,641)
From net realized gains:
Investor Class	—	(78,174,021)
Institutional Class	—	(16,423,804)
A Class	—	(53,336,383)
B Class	—	(1,637,743)
C Class	—	(4,012,724)
R Class	—	(238,726)
Decrease in net assets from distributions	(13,030,483)	(169,845,480)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	70,826,412	46,426,160

Net increase (decrease) in net assets	130,033,193	(543,375,690)

Net Assets
Beginning of period	747,129,490	1,290,505,180
End of period	$ 877,162,683	$ 747,129,490

Undistributed net investment income	$5,668,751	$12,231,442

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Strategic Allocation: Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund (Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds’ investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund’s mix of asset types. The funds pursue this objective by diversifying investments among three asset classes — equity securities, bonds and money market instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class) (see Note 11), the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Exchange Traded Funds — The funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

When-Issued and Forward Commitments — The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for “roll” transactions as purchases and sales; as such these transactions may increase portfolio turnover.

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. Additionally, non-U.S. tax returns filed by the funds due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for 7 years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since May 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through July 20, 2009, the date the financial statements were available to be issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for Strategic Conservative ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule for Strategic Moderate ranges from 0.90% to 1.10% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule for Strategic Aggressive ranges from 1.00% to 1.20% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range.

The effective annual management fee for each class of each fund for the six months ended May 31, 2009 was as follows:

	Investor, A, B, C & R	Institutional
Strategic Conservative	1.00%	0.80%
Strategic Moderate	1.07%	0.87%
Strategic Aggressive	1.20%	1.00%

ACIM has entered into a Subadvisory Agreement with American Century Global Investment Management, Inc. (ACGIM) (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the international and emerging markets portions of the funds in accordance with the funds’ investments objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining ACGIM as the subadvisor of the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2009, are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The funds may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of each fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/ or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the corporation’s subadvisor, ACGIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended May 31, 2009, were as follows:

	Strategic Conservative	Strategic Moderate	Strategic Aggressive
Purchases
Investment Securities other than U.S.
Government & Agency Obligations	$128,654,248	$563,025,457	$474,856,432
U.S. Government & Agency Obligations	$206,877,213	$440,471,717	$111,968,141
Proceeds From Sales
Investment Securities other than U.S.
Government & Agency Obligations	$149,434,793	$551,769,998	$403,839,819
U.S. Government & Agency Obligations	$197,938,269	$387,477,854	$127,552,034

4. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended May 31, 2009		Year ended November 30, 2008
	Shares	Amount	Shares	Amount

Strategic Conservative
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	5,430,659	$ 23,996,650	13,179,215	$ 69,061,204
Issued in reinvestment of distributions	365,405	1,604,751	4,668,804	25,640,060
Redeemed	(6,675,711)	(29,300,112)	(25,894,598)	(135,379,958)
	(879,647)	(3,698,711)	(8,046,579)	(40,678,694)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	3,924,199	17,455,418	8,053,373	42,930,450
Issued in reinvestment of distributions	257,451	1,131,937	2,679,466	14,720,120
Redeemed	(6,567,075)	(28,840,631)	(10,611,345)	(54,497,168)
	(2,385,425)	(10,253,276)	121,494	3,153,402
A Class/Shares Authorized	225,000,000		225,000,000
Sold	7,609,354	33,732,462	19,868,649	104,203,579
Issued in connection with
reclassification (Note 11)	—	—	5,586,979	33,402,564
Issued in reinvestment of distributions	309,752	1,360,425	3,365,340	18,437,922
Redeemed	(10,034,507)	(44,166,752)	(16,581,755)	(86,389,023)
	(2,115,401)	(9,073,865)	12,239,213	69,655,042
A Class (old)/Shares Authorized	N/A		N/A
Redeemed in connection with
reclassification (Note 11)			(5,586,979)	(33,402,564)

B Class/Shares Authorized	25,000,000		25,000,000
Sold	234,538	1,030,110	330,505	1,698,051
Issued in reinvestment of distributions	2,837	12,398	45,878	252,004
Redeemed	(145,504)	(635,734)	(178,558)	(910,246)
	91,871	406,774	197,825	1,039,809
C Class/Shares Authorized	25,000,000		25,000,000
Sold	1,565,460	6,899,485	2,521,900	13,015,963
Issued in reinvestment of distributions	12,983	56,702	151,340	829,489
Redeemed	(693,794)	(3,048,931)	(1,173,159)	(5,947,076)
	884,649	3,907,256	1,500,081	7,898,376
R Class/Shares Authorized	25,000,000		25,000,000
Sold	1,173,654	5,159,348	362,195	1,873,026
Issued in reinvestment of distributions	5,464	23,646	18,074	98,360
Redeemed	(503,079)	(2,287,084)	(81,581)	(403,972)
	676,039	2,895,910	298,688	1,567,414
Net increase (decrease)	(3,727,914)	$(15,815,912)	723,743	$ 9,232,785

	Six months ended May 31, 2009		Year ended November 30, 2008
	Shares	Amount	Shares	Amount

Strategic Moderate
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	14,180,323	$ 67,787,689	30,949,025	$ 193,739,446
Issued in reinvestment of distributions	917,789	4,329,999	14,251,519	95,760,255
Redeemed	(13,529,348)	(64,454,173)	(59,589,540)	(376,804,079)
	1,568,764	7,663,515	(14,388,996)	(87,304,378)
Institutional Class/Shares Authorized	350,000,000		350,000,000
Sold	16,706,263	79,099,541	18,240,084	132,972,722
Issued in reinvestment of distributions	740,637	3,487,315	11,673,237	63,506,373
Redeemed	(7,306,026)	(34,437,014)	(34,248,282)	(222,015,231)
	10,140,874	48,149,842	(4,334,961)	(25,536,136)
A Class/Shares Authorized	350,000,000		350,000,000
Sold	19,221,558	91,755,247	44,713,063	275,276,888
Issued in connection with
reclassification (Note 11)	—	—	24,019,996	183,547,211
Issued in reinvestment of distributions	802,707	3,786,453	10,484,297	70,091,899
Redeemed	(24,134,089)	(114,078,736)	(35,783,217)	(218,063,901)
	(4,109,824)	(18,537,036)	43,434,139	310,852,097
A Class (old)/Shares Authorized	N/A		N/A
Redeemed in connection with
reclassification (Note 11)			(24,019,996)	(183,547,211)

B Class/Shares Authorized	50,000,000		50,000,000
Sold	526,342	2,517,440	1,037,157	6,455,391
Issued in reinvestment of distributions	23,068	108,927	526,696	3,538,260
Redeemed	(642,590)	(3,045,235)	(930,760)	(5,689,374)
	(93,180)	(418,868)	633,093	4,304,277
C Class/Shares Authorized	50,000,000		50,000,000
Sold	3,364,531	16,154,517	5,960,798	36,792,041
Issued in reinvestment of distributions	42,912	202,663	603,097	4,048,973
Redeemed	(1,670,835)	(7,876,850)	(2,048,366)	(12,082,256)
	1,736,608	8,480,330	4,515,529	28,758,758
R Class/Shares Authorized	50,000,000		50,000,000
Sold	1,347,178	6,437,354	1,752,033	10,986,192
Issued in reinvestment of distributions	14,852	69,748	83,131	551,833
Redeemed	(400,626)	(1,864,853)	(614,958)	(3,787,220)
	961,404	4,642,249	1,220,206	7,750,805
Net increase (decrease)	10,204,646	$ 49,980,032	7,059,014	$ 55,278,212

	Six months ended May 31, 2009		Year ended November 30, 2008
	Shares	Amount	Shares	Amount

Strategic Aggressive
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	7,360,623	$ 37,914,770	17,009,046	$ 125,166,725
Issued in reinvestment of distributions	1,172,235	6,259,734	10,636,061	85,747,378
Redeemed	(8,650,889)	(43,709,058)	(31,019,838)	(230,188,750)
	(118,031)	465,446	(3,374,731)	(19,274,647)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	12,464,570	64,913,239	9,350,881	69,457,451
Issued in reinvestment of distributions	354,081	1,894,336	2,299,472	18,536,362
Redeemed	(2,770,233)	(13,979,573)	(10,653,434)	(78,088,826)
	10,048,418	52,828,002	996,919	9,904,987
A Class/Shares Authorized	225,000,000		225,000,000
Sold	11,923,016	61,524,280	19,014,115	137,285,032
Issued in connection with
reclassification (Note 11)	—	—	10,031,915	94,781,939
Issued in reinvestment of distributions	806,466	4,306,530	7,161,372	57,656,876
Redeemed	(11,352,763)	(57,751,828)	(21,817,736)	(160,956,965)
	1,376,719	8,078,982	14,389,666	128,766,882
A Class (old)/Shares Authorized	N/A		N/A
Redeemed in connection with
reclassification (Note 11)			(10,031,915)	(94,781,939)

B Class/Shares Authorized	25,000,000		25,000,000
Sold	263,520	1,365,796	547,234	4,056,399
Issued in reinvestment of distributions	13,667	72,981	187,564	1,511,526
Redeemed	(167,436)	(855,296)	(299,632)	(2,074,177)
	109,751	583,481	435,166	3,493,748
C Class/Shares Authorized	25,000,000		25,000,000
Sold	2,094,876	10,782,234	2,476,180	17,916,837
Issued in reinvestment of distributions	36,655	195,371	409,701	3,293,102
Redeemed	(771,389)	(3,872,279)	(1,050,359)	(7,234,131)
	1,360,142	7,105,326	1,835,522	13,975,808
R Class/Shares Authorized	25,000,000		25,000,000
Sold	449,073	2,297,495	703,576	5,133,968
Issued in reinvestment of distributions	10,538	56,168	31,529	252,964
Redeemed	(116,665)	(588,488)	(146,195)	(1,045,611)
	342,946	1,765,175	588,910	4,341,321
Net increase (decrease)	13,119,945	$ 70,826,412	4,839,537	$ 46,426,160

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities and other financial instruments as of May 31, 2009:

	Value of	Unrealized Gain (Loss) on
Fund/Valuation Inputs	Investment Securities	Other Financial Instruments*

Strategic Conservative
Level 1 — Quoted Prices	$204,206,231	$269,754
Level 2 — Other Significant Observable Inputs	314,230,358	125,559
Level 3 — Significant Unobservable Inputs	—	—
	$518,436,589	$395,313

Strategic Moderate
Level 1 — Quoted Prices	$ 751,064,011	$ 866,756
Level 2 — Other Significant Observable Inputs	707,146,266	227,576
Level 3 — Significant Unobservable Inputs	—	—
	$1,458,210,277	$1,094,332

Strategic Aggressive
Level 1 — Quoted Prices	$531,105,141	$376,692
Level 2 — Other Significant Observable Inputs	345,608,743	74,551
Level 3 — Significant Unobservable Inputs	—	—
	$876,713,884	$451,243
*Includes futures contracts and swap agreements.

6. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swaps enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Swap agreements are valued daily at current market value as provided by a commercial pricing service and/or independent brokers. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of realized gain (loss) on swap agreement transactions and change in unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. During the six months ended May 31, 2009, the funds participated in credit default swap agreements to buy protection.

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures contract transactions and change in unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the six months ended May 31, 2009, the funds purchased futures contracts.

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures contract transactions and change in unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the six months ended May 31, 2009, Strategic Moderate purchased futures contracts.

Value of Derivative Instruments as of May 31, 2009:

	Asset Derivatives		Liability Derivatives
Fund/Type of	Location on Statement of		Location on Statement of
Derivative	Assets and Liabilities	Value	Assets and Liabilities	Value

Strategic Conservative
Credit Risk	Receivable for swap	$125,559	Payable for swap agreements	—
	agreements
Equity Price Risk	Receivable for variation	22,750	Payable for variation	—
	margin on futures contracts		margin on futures contracts
		$148,309		—

Strategic Moderate
Credit Risk	Receivable for swap	$227,576	Payable for swap agreements	—
	agreements
Equity Price Risk	Receivable for variation	82,550	Payable for variation	—
	margin on futures contracts		margin on futures contracts
		$310,126		—

Strategic Aggressive
Credit Risk	Receivable for swap	$ 74,551	Payable for swap agreements	—
	agreements
Equity Price Risk	Receivable for variation	38,350	Payable for variation	—
	margin on futures contracts		margin on futures contracts
		$112,901		—

Effect of Derivative Instruments on the Statement of Operations for the six months ended May 31, 2009:

			Change in Net Unrealized
	Net Realized Gain (Loss)		Appreciation (Depreciation)
Fund/Type of	Location on		Location on
Derivative	Statement of Operations		Statement of Operations

Strategic Conservative
Credit Risk	Net realized gain (loss) on	$ (66,445)	Change in net unrealized	$(58,925)
	swap agreement transactions		appreciation (depreciation)
			on swap agreements
Equity Price Risk	Net realized gain (loss) on	(357,163)	Change in net unrealized	504,068
	futures contract transactions		appreciation (depreciation)
			on futures contracts
		$(423,608)		$445,143

Strategic Moderate
Credit Risk	Net realized gain (loss) on	$ (123,363)	Change in net unrealized	$ (109,594)
	swap agreement transactions		appreciation (depreciation)
			on swap agreements
Equity Price Risk	Net realized gain (loss) on	(1,290,959)	Change in net unrealized	1,929,165
	futures contract transactions		appreciation (depreciation)
			on futures contracts
Insert Rate Risk	Net realized gain (loss) on	327,386	Change in net unrealized	(105,334)
	futures contract transactions		appreciation (depreciation)
			on futures contracts
		$(1,086,936)		$1,714,237

Strategic Aggressive
Credit Risk	Net realized gain (loss) on	$ (40,279)	Change in net unrealized	$ (36,472)
	swap agreement transactions		appreciation (depreciation)
			on swap agreements
Equity Price Risk	Net realized gain (loss) on	(861,769)	Change in net unrealized	965,779
	futures contract transactions		appreciation (depreciation)
			on futures contracts
		$(902,048)		$929,307

The value of derivative instruments at period end and the effect of derivatives on the Statement of Operations is indicative of the funds’ typical volume.

7. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended May 31, 2009.

8. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended May 31, 2009, the funds did not utilize the program.

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, foreign taxes, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2009, the components of investments for federal income tax purposes were as follows:

	Strategic Conservative	Strategic Moderate	Strategic Aggressive
Federal tax cost of investments	$526,682,847	$1,468,743,650	$876,280,037
Gross tax appreciation of investments	$ 18,643,775	$ 80,367,034	$ 61,322,403
Gross tax depreciation of investments	(26,890,033)	(90,900,407)	(60,888,556)
Net tax appreciation (depreciation) of investments	$ (8,246,258)	$(10,533,373)	$ 433,847

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2008, the accumulated capital losses listed below represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2016.

The capital and currency loss deferrals listed below represent net capital and foreign currency losses incurred in the one-month period ended November 30, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

	Strategic Conservative	Strategic Moderate	Strategic Aggressive
Accumulated capital losses	$(3,609,607)	$(26,776,442)	$(30,379,007)
Capital loss deferrals	$(4,728,326)	$(27,780,565)	$(26,606,466)
Currency loss deferrals	$(481,365)	$(37,519)	$(2,091)

11. Corporate Event

On July 27, 2007 and August 24, 2007, the A Class (old) shareholders of the funds approved a reclassification of A Class (old) shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007. The reclassification was effective December 3, 2007. Subsequent to the reclassification, the Advisor Class was renamed A Class.

12. Recently Issued Accounting Standards

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008 and has been adopted by the funds. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

Financial Highlights

Strategic Allocation: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.47	$5.98	$5.84	$5.65	$5.70	$5.36
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.05	0.14	0.16	0.15	0.11	0.08
Net Realized and
Unrealized Gain (Loss)	0.19	(1.13)	0.31	0.36	0.18	0.35
Total From
Investment Operations	0.24	(0.99)	0.47	0.51	0.29	0.43
Distributions
From Net
Investment Income	(0.04)	(0.15)	(0.16)	(0.14)	(0.11)	(0.08)
From Net Realized Gains	—	(0.37)	(0.17)	(0.18)	(0.23)	(0.01)
Total Distributions	(0.04)	(0.52)	(0.33)	(0.32)	(0.34)	(0.09)
Net Asset Value,
End of Period	$4.67	$4.47	$5.98	$5.84	$5.65	$5.70

Total Return(3)	5.41%	(17.93)%	8.31%	9.33%	5.22%	8.15%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.00%(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.45%(4)	2.58%	2.67%	2.61%	2.02%	1.53%
Portfolio Turnover Rate	76%	168%	172%	242%	257%	260%
Net Assets, End of Period
(in thousands)	$195,350	$190,824	$303,358	$401,181	$377,910	$355,675

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Conservative

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.47	$5.98	$5.85	$5.66	$5.70	$5.36
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.06	0.15	0.17	0.16	0.12	0.09
Net Realized and
Unrealized Gain (Loss)	0.19	(1.13)	0.30	0.36	0.19	0.35
Total From
Investment Operations	0.25	(0.98)	0.47	0.52	0.31	0.44
Distributions
From Net
Investment Income	(0.04)	(0.16)	(0.17)	(0.15)	(0.12)	(0.09)
From Net Realized Gains	—	(0.37)	(0.17)	(0.18)	(0.23)	(0.01)
Total Distributions	(0.04)	(0.53)	(0.34)	(0.33)	(0.35)	(0.10)
Net Asset Value,
End of Period	$4.68	$4.47	$5.98	$5.85	$5.66	$5.70

Total Return(3)	5.74%	(17.76)%	8.34%	9.54%	5.61%	8.36%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.80%(4)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.65%(4)	2.78%	2.87%	2.81%	2.22%	1.73%
Portfolio Turnover Rate	76%	168%	172%	242%	257%	260%
Net Assets, End of Period
(in thousands)	$114,619	$120,336	$160,230	$156,120	$156,358	$154,392

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Conservative

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(2)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.47	$5.98	$5.84	$5.65	$5.70	$5.36
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.05	0.12	0.14	0.13	0.10	0.07
Net Realized and
Unrealized Gain (Loss)	0.18	(1.12)	0.31	0.36	0.17	0.35
Total From
Investment Operations	0.23	(1.00)	0.45	0.49	0.27	0.42
Distributions
From Net
Investment Income	(0.03)	(0.14)	(0.14)	(0.12)	(0.09)	(0.07)
From Net Realized Gains	—	(0.37)	(0.17)	(0.18)	(0.23)	(0.01)
Total Distributions	(0.03)	(0.51)	(0.31)	(0.30)	(0.32)	(0.08)
Net Asset Value,
End of Period	$4.67	$4.47	$5.98	$5.84	$5.65	$5.70

Total Return(4)	5.28%	(18.13)%	8.04%	9.06%	4.96%	7.88%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.25%(5)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.20%(5)	2.33%	2.42%	2.36%	1.77%	1.28%
Portfolio Turnover Rate	76%	168%	172%	242%	257%	260%
Net Assets, End of Period
(in thousands)	$184,834	$186,277	$176,001	$164,030	$159,734	$141,417

(1)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended May 31, 2009 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Conservative

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$4.46	$5.97	$5.83	$5.64	$5.69	$5.54
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.03	0.08	0.10	0.09	0.06	0.01
Net Realized and
Unrealized Gain (Loss)	0.20	(1.12)	0.31	0.36	0.17	0.14
Total From
Investment Operations	0.23	(1.04)	0.41	0.45	0.23	0.15
Distributions
From Net
Investment Income	(0.02)	(0.10)	(0.10)	(0.08)	(0.05)	—
From Net Realized Gains	—	(0.37)	(0.17)	(0.18)	(0.23)	—
Total Distributions	(0.02)	(0.47)	(0.27)	(0.26)	(0.28)	—
Net Asset Value,
End of Period	$4.67	$4.46	$5.97	$5.83	$5.64	$5.69

Total Return(4)	5.13%	(18.79)%	7.25%	8.27%	4.23%	2.71%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	2.00%(5)	1.99%	1.99%	1.99%	1.99%	1.99%(5)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.45%(5)	1.58%	1.67%	1.61%	1.02%	1.60%(5)
Portfolio Turnover Rate	76%	168%	172%	242%	257%	260%(6)
Net Assets, End of Period
(in thousands)	$4,578	$3,970	$4,129	$2,790	$1,670	$160

(1)	Six months ended May 31, 2009 (unaudited).
(2)	September 30, 2004 (commencement of sale) through November 30, 2004.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.
See Notes to Financial Statements.

Strategic Allocation: Conservative

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$4.46	$5.97	$5.83	$5.64	$5.69	$5.54
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.03	0.08	0.10	0.09	0.06	0.02
Net Realized and
Unrealized Gain (Loss)	0.20	(1.12)	0.31	0.36	0.17	0.13
Total From
Investment Operations	0.23	(1.04)	0.41	0.45	0.23	0.15
Distributions
From Net
Investment Income	(0.02)	(0.10)	(0.10)	(0.08)	(0.05)	—
From Net Realized Gains	—	(0.37)	(0.17)	(0.18)	(0.23)	—
Total Distributions	(0.02)	(0.47)	(0.27)	(0.26)	(0.28)	—
Net Asset Value,
End of Period	$4.67	$4.46	$5.97	$5.83	$5.64	$5.69

Total Return(4)	5.13%	(18.79)%	7.25%	8.27%	4.18%	2.71%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	2.00%(5)	1.99%	1.99%	1.99%	1.99%	1.99%(5)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.45%(5)	1.58%	1.67%	1.61%	1.02%	1.85%(5)
Portfolio Turnover Rate	76%	168%	172%	242%	257%	260%(6)
Net Assets, End of Period
(in thousands)	$23,596	$18,626	$15,954	$11,774	$6,967	$1,055

(1)	Six months ended May 31, 2009 (unaudited).
(2)	September 30, 2004 (commencement of sale) through November 30, 2004.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.
See Notes to Financial Statements.

Strategic Allocation: Conservative

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$4.46	$5.97	$5.84	$5.65	$5.50
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04	0.11	0.13	0.12	0.06
Net Realized and Unrealized Gain (Loss)	0.20	(1.13)	0.30	0.36	0.14
Total From Investment Operations	0.24	(1.02)	0.43	0.48	0.20
Distributions
From Net Investment Income	(0.03)	(0.12)	(0.13)	(0.11)	(0.05)
From Net Realized Gains	—	(0.37)	(0.17)	(0.18)	—
Total Distributions	(0.03)	(0.49)	(0.30)	(0.29)	(0.05)
Net Asset Value, End of Period	$4.67	$4.46	$5.97	$5.84	$5.65

Total Return(4)	5.39%	(18.38)%	7.60%	8.80%	3.56%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.50%(5)	1.49%	1.49%	1.49%	1.49%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.95%(5)	2.08%	2.17%	2.11%	1.72%(5)
Portfolio Turnover Rate	76%	168%	172%	242%	257%(6)
Net Assets, End of Period (in thousands)	$5,300	$2,052	$961	$631	$97

(1)	Six months ended May 31, 2009 (unaudited).
(2)	March 31, 2005 (commencement of sale) through November 30, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.
See Notes to Financial Statements.

Strategic Allocation: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.84	$7.64	$7.36	$7.00	$6.72	$6.15
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.05	0.13	0.15	0.14	0.11	0.09
Net Realized and
Unrealized Gain (Loss)	0.33	(2.01)	0.70	0.68	0.42	0.56
Total From
Investment Operations	0.38	(1.88)	0.85	0.82	0.53	0.65
Distributions
From Net
Investment Income	(0.05)	(0.15)	(0.15)	(0.12)	(0.10)	(0.08)
From Net Realized Gains	—	(0.77)	(0.42)	(0.34)	(0.15)	—
Total Distributions	(0.05)	(0.92)	(0.57)	(0.46)	(0.25)	(0.08)
Net Asset Value,
End of Period	$5.17	$4.84	$7.64	$7.36	$7.00	$6.72

Total Return(3)	7.89%	(27.85)%	12.26%	12.49%	8.04%	10.61%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.08%(4)	1.06%	1.05%	1.05%	1.06%	1.07%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.13%(4)	2.09%	2.00%	2.00%	1.58%	1.31%
Portfolio Turnover Rate	78%	163%	147%	203%	206%	197%
Net Assets, End of Period
(in thousands)	$496,294	$457,057	$831,559	$1,039,386	$914,923	$845,949

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Moderate

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.84	$7.64	$7.36	$7.01	$6.73	$6.15
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.06	0.14	0.16	0.15	0.12	0.10
Net Realized and
Unrealized Gain (Loss)	0.32	(2.01)	0.70	0.68	0.42	0.57
Total From
Investment Operations	0.38	(1.87)	0.86	0.83	0.54	0.67
Distributions
From Net
Investment Income	(0.05)	(0.16)	(0.16)	(0.14)	(0.11)	(0.09)
From Net Realized Gains	—	(0.77)	(0.42)	(0.34)	(0.15)	—
Total Distributions	(0.05)	(0.93)	(0.58)	(0.48)	(0.26)	(0.09)
Net Asset Value,
End of Period	$5.17	$4.84	$7.64	$7.36	$7.01	$6.73

Total Return(3)	7.99%	(27.70)%	12.48%	12.55%	8.24%	11.00%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.88%(4)	0.86%	0.85%	0.85%	0.86%	0.87%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.33%(4)	2.29%	2.20%	2.20%	1.78%	1.51%
Portfolio Turnover Rate	78%	163%	147%	203%	206%	197%
Net Assets, End of Period
(in thousands)	$382,143	$308,684	$520,500	$492,180	$457,123	$436,153

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Moderate

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(2)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.83	$7.63	$7.35	$7.00	$6.72	$6.15
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.04	0.12	0.13	0.12	0.09	0.07
Net Realized and
Unrealized Gain (Loss)	0.33	(2.02)	0.70	0.68	0.42	0.56
Total From
Investment Operations	0.37	(1.90)	0.83	0.80	0.51	0.63
Distributions
From Net
Investment Income	(0.04)	(0.13)	(0.13)	(0.11)	(0.08)	(0.06)
From Net Realized Gains	—	(0.77)	(0.42)	(0.34)	(0.15)	—
Total Distributions	(0.04)	(0.90)	(0.55)	(0.45)	(0.23)	(0.06)
Net Asset Value,
End of Period	$5.16	$4.83	$7.63	$7.35	$7.00	$6.72

Total Return(4)	7.77%	(28.07)%	11.99%	12.06%	7.76%	10.34%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.33%(5)	1.31%	1.30%	1.30%	1.31%	1.32%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.88%(5)	1.84%	1.75%	1.75%	1.33%	1.06%
Portfolio Turnover Rate	78%	163%	147%	203%	206%	197%
Net Assets, End of Period
(in thousands)	$480,743	$469,970	$410,570	$426,664	$400,520	$367,732

(1)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended May 31, 2009 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Moderate

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$4.83	$7.63	$7.35	$6.99	$6.72	$6.43
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.03	0.07	0.07	0.07	0.04	0.01
Net Realized and
Unrealized Gain (Loss)	0.32	(2.02)	0.71	0.69	0.41	0.28
Total From
Investment Operations	0.35	(1.95)	0.78	0.76	0.45	0.29
Distributions
From Net
Investment Income	(0.02)	(0.08)	(0.08)	(0.06)	(0.03)	—
From Net Realized Gains	—	(0.77)	(0.42)	(0.34)	(0.15)	—
Total Distributions	(0.02)	(0.85)	(0.50)	(0.40)	(0.18)	—
Net Asset Value,
End of Period	$5.16	$4.83	$7.63	$7.35	$6.99	$6.72

Total Return(4)	7.37%	(28.61)%	11.16%	11.39%	6.86%	4.51%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	2.08%(5)	2.06%	2.05%	2.05%	2.06%	2.07%(5)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.13%(5)	1.09%	1.00%	1.00%	0.58%	1.34%(5)
Portfolio Turnover Rate	78%	163%	147%	203%	206%	197%(6)
Net Assets, End of Period
(in thousands)	$26,885	$25,620	$35,619	$32,811	$7,850	$558

(1)	Six months ended May 31, 2009 (unaudited).
(2)	September 30, 2004 (commencement of sale) through November 30, 2004.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.
See Notes to Financial Statements.

Strategic Allocation: Moderate

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.84	$7.64	$7.36	$7.00	$6.72	$6.15
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.03	0.07	0.07	0.07	0.04	0.02
Net Realized and
Unrealized Gain (Loss)	0.32	(2.02)	0.71	0.69	0.42	0.56
Total From
Investment Operations	0.35	(1.95)	0.78	0.76	0.46	0.58
Distributions
From Net
Investment Income	(0.02)	(0.08)	(0.08)	(0.06)	(0.03)	(0.01)
From Net Realized Gains	—	(0.77)	(0.42)	(0.34)	(0.15)	—
Total Distributions	(0.02)	(0.85)	(0.50)	(0.40)	(0.18)	(0.01)
Net Asset Value,
End of Period	$5.17	$4.84	$7.64	$7.36	$7.00	$6.72

Total Return(3)	7.35%	(28.56)%	11.15%	11.37%	6.96%	9.52%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	2.08%(4)	2.06%	2.05%	2.05%	2.06%	2.07%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.13%(4)	1.09%	1.00%	1.00%	0.58%	0.31%
Portfolio Turnover Rate	78%	163%	147%	203%	206%	197%
Net Assets, End of Period
(in thousands)	$64,117	$51,619	$46,978	$32,789	$19,502	$6,870

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Moderate

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.83	$7.63	$7.35	$6.99	$6.72	$6.15
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.04	0.10	0.12	0.11	0.08	0.06
Net Realized and
Unrealized Gain (Loss)	0.33	(2.02)	0.69	0.68	0.41	0.56
Total From
Investment Operations	0.37	(1.92)	0.81	0.79	0.49	0.62
Distributions
From Net
Investment Income	(0.04)	(0.11)	(0.11)	(0.09)	(0.07)	(0.05)
From Net Realized Gains	—	(0.77)	(0.42)	(0.34)	(0.15)	—
Total Distributions	(0.04)	(0.88)	(0.53)	(0.43)	(0.22)	(0.05)
Net Asset Value,
End of Period	$5.16	$4.83	$7.63	$7.35	$6.99	$6.72

Total Return(3)	7.64%	(28.24)%	11.72%	11.95%	7.35%	10.05%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.58%(4)	1.56%	1.55%	1.55%	1.52%(5)	1.57%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.63%(4)	1.59%	1.50%	1.50%	1.12%(5)	0.81%
Portfolio Turnover Rate	78%	163%	147%	203%	206%	197%
Net Assets, End of Period
(in thousands)	$13,991	$8,458	$4,051	$837	$254	$266

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
(5)	During the year ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the ratio of operating expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.56% and 1.08%, respectively.
See Notes to Financial Statements.

Strategic Allocation: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.29	$9.47	$8.82	$8.19	$7.53	$6.78
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.05	0.11	0.12	0.11	0.09	0.07
Net Realized and
Unrealized Gain (Loss)	0.44	(3.03)	1.21	0.99	0.64	0.74
Total From
Investment Operations	0.49	(2.92)	1.33	1.10	0.73	0.81
Distributions
From Net
Investment Income	(0.10)	(0.13)	(0.13)	(0.09)	(0.07)	(0.06)
From Net Realized Gains	—	(1.13)	(0.55)	(0.38)	—	—
Total Distributions	(0.10)	(1.26)	(0.68)	(0.47)	(0.07)	(0.06)
Net Asset Value,
End of Period	$5.68	$5.29	$9.47	$8.82	$8.19	$7.53

Total Return(3)	9.31%	(35.37)%	16.17%	14.15%	9.74%	12.04%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.21%(4)	1.19%	1.18%	1.18%	1.20%	1.20%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.76%(4)	1.57%	1.32%	1.34%	1.09%	0.98%
Portfolio Turnover Rate	71%	146%	136%	172%	171%	172%
Net Assets, End of Period
(in thousands)	$375,994	$350,838	$659,190	$816,397	$675,611	$592,634

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Aggressive

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.31	$9.49	$8.84	$8.21	$7.55	$6.79
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.05	0.13	0.14	0.13	0.10	0.08
Net Realized and
Unrealized Gain (Loss)	0.44	(3.03)	1.20	0.99	0.64	0.75
Total From
Investment Operations	0.49	(2.90)	1.34	1.12	0.74	0.83
Distributions
From Net
Investment Income	(0.11)	(0.15)	(0.14)	(0.11)	(0.08)	(0.07)
From Net Realized Gains	—	(1.13)	(0.55)	(0.38)	—	—
Total Distributions	(0.11)	(1.28)	(0.69)	(0.49)	(0.08)	(0.07)
Net Asset Value,
End of Period	$5.69	$5.31	$9.49	$8.84	$8.21	$7.55

Total Return(3)	9.30%	(35.14)%	16.39%	14.37%	9.93%	12.39%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.01%(4)	0.99%	0.98%	0.98%	1.00%	1.00%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.96%(4)	1.77%	1.52%	1.54%	1.29%	1.18%
Portfolio Turnover Rate	71%	146%	136%	172%	171%	172%
Net Assets, End of Period
(in thousands)	$143,690	$80,646	$134,722	$85,928	$76,192	$62,634

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Aggressive

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(2)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.28	$9.44	$8.79	$8.17	$7.51	$6.76
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.04	0.10	0.10	0.09	0.07	0.05
Net Realized and
Unrealized Gain (Loss)	0.43	(3.03)	1.20	0.98	0.64	0.74
Total From
Investment Operations	0.47	(2.93)	1.30	1.07	0.71	0.79
Distributions
From Net
Investment Income	(0.08)	(0.10)	(0.10)	(0.07)	(0.05)	(0.04)
From Net Realized Gains	—	(1.13)	(0.55)	(0.38)	—	—
Total Distributions	(0.08)	(1.23)	(0.65)	(0.45)	(0.05)	(0.04)
Net Asset Value,
End of Period	$5.67	$5.28	$9.44	$8.79	$8.17	$7.51

Total Return(4)	9.06%	(35.44)%	15.91%	13.77%	9.50%	11.79%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.46%(5)	1.44%	1.43%	1.43%	1.45%	1.45%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.51%(5)	1.32%	1.07%	1.09%	0.84%	0.73%
Portfolio Turnover Rate	71%	146%	136%	172%	171%	172%
Net Assets, End of Period
(in thousands)	$302,214	$273,892	$353,946	$319,769	$319,599	$283,502

(1)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended May 31, 2009 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Aggressive

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$5.25	$9.38	$8.74	$8.12	$7.52	$7.13
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.02	0.04	0.03	0.03	0.01	0.01
Net Realized and
Unrealized Gain (Loss)	0.43	(3.00)	1.20	0.98	0.64	0.38
Total From
Investment Operations	0.45	(2.96)	1.23	1.01	0.65	0.39
Distributions
From Net
Investment Income	(0.04)	(0.04)	(0.04)	(0.01)	(0.05)	—
From Net Realized Gains	—	(1.13)	(0.55)	(0.38)	—	—
Total Distributions	(0.04)	(1.17)	(0.59)	(0.39)	(0.05)	—
Net Asset Value,
End of Period	$5.66	$5.25	$9.38	$8.74	$8.12	$7.52

Total Return(4)	8.70%	(35.89)%	14.94%	12.98%	8.72%	5.47%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	2.21%(5)	2.19%	2.18%	2.18%	2.20%	2.20%(5)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.76%(5)	0.57%	0.32%	0.34%	0.09%	0.92%(5)
Portfolio Turnover Rate	71%	146%	136%	172%	171%	172%(6)
Net Assets, End of Period
(in thousands)	$11,157	$9,768	$13,382	$9,808	$5,367	$250

(1)	Six months ended May 31, 2009 (unaudited).
(2)	September 30, 2004 (commencement of sale) through November 30, 2004.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.
See Notes to Financial Statements.

Strategic Allocation: Aggressive

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.23	$9.36	$8.72	$8.10	$7.45	$6.72
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.02	0.04	0.03	0.03	0.01	—(3)
Net Realized and
Unrealized Gain (Loss)	0.44	(3.00)	1.20	0.98	0.64	0.73
Total From
Investment Operations	0.46	(2.96)	1.23	1.01	0.65	0.73
Distributions
From Net
Investment Income	(0.04)	(0.04)	(0.04)	(0.01)	—	—
From Net Realized Gains	—	(1.13)	(0.55)	(0.38)	—	—
Total Distributions	(0.04)	(1.17)	(0.59)	(0.39)	—	—
Net Asset Value,
End of Period	$5.65	$5.23	$9.36	$8.72	$8.10	$7.45

Total Return(4)	8.93%	(35.98)%	14.98%	13.01%	8.72%	10.86%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	2.21%(5)	2.19%	2.18%	2.18%	2.20%	2.20%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.76%(5)	0.57%	0.32%	0.34%	0.09%	(0.02)%
Portfolio Turnover Rate	71%	146%	136%	172%	171%	172%
Net Assets, End of Period
(in thousands)	$37,693	$27,826	$32,578	$24,446	$14,730	$6,984

(1)	Six months ended May 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Strategic Allocation: Aggressive

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.25	$9.40	$8.77	$8.17	$7.62
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.08	0.08	0.07	0.03
Net Realized and Unrealized Gain (Loss)	0.44	(3.02)	1.18	0.97	0.52
Total From Investment Operations	0.47	(2.94)	1.26	1.04	0.55
Distributions
From Net Investment Income	(0.07)	(0.08)	(0.08)	(0.06)	—
From Net Realized Gains	—	(1.13)	(0.55)	(0.38)	—
Total Distributions	(0.07)	(1.21)	(0.63)	(0.44)	—
Net Asset Value, End of Period	$5.65	$5.25	$9.40	$8.77	$8.17

Total Return(4)	9.04%	(35.68)%	15.38%	13.40%	7.22%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.71%(5)	1.69%	1.68%	1.68%	1.70%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.26%(5)	1.07%	0.82%	0.84%	0.55%(5)
Portfolio Turnover Rate	71%	146%	136%	172%	171%(6)
Net Assets, End of Period (in thousands)	$6,415	$4,160	$1,905	$357	$119

(1)	Six months ended May 31, 2009 (unaudited).
(2)	March 31, 2005 (commencement of sale) through November 30, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-Day U.S. Treasury Bill Index is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The Citigroup US High-Yield Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. This index includes cash-pay and deferred-interest securities that are publicly placed, have a fixed coupon, and are nonconvertible.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

Notes

Notes

Notes

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Strategic Asset Allocations, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0907 CL-SAN-65840N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 30, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2009